UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04236

JPMorgan Trust II
(Exact name of registrant as specified in charter)

245 Park Avenue
New York, New York 10167
(Address of principal executive offices) (Zip code)

Stephen M. Benham
245 Park Avenue
New York, New York 10167
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: June 30

Date of reporting period: March 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust II
Schedule of Portfolio Investments as of March 31, 2007
(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2006.

JPMorgan Diversified Mid Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.2%
	Common Stocks — 99.2%
	Aerospace & Defense — 2.0%
144	Precision Castparts Corp.	15,015
166	Rockwell Collins, Inc.	11,120

		26,135

	Airlines — 0.8%
365	Skywest, Inc.	9,790

	Auto Components — 1.6%
83	BorgWarner, Inc.	6,237
886	Gentex Corp.	14,403

		20,640

	Biotechnology — 1.7%
288	Celgene Corp. (a)	15,082
85	Cephalon, Inc. (a)	6,074

		21,156

	Capital Markets — 5.1%
66	Affiliated Managers Group, Inc. (a)	7,167
460	E*Trade Financial Corp. (a)	9,770
241	Fortress Investment Group LLC, Class A	6,898
268	Investment Technology Group, Inc. (a)	10,492
192	Lazard Ltd., Class A (Bermuda)	9,648
99	Northern Trust Corp.	5,942
323	T. Rowe Price Group, Inc.	15,223

		65,140

	Chemicals — 1.0%
533	Nalco Holding Co.	12,744

	Commercial Banks — 0.8%
126	Zions Bancorporation	10,633

	Commercial Services & Supplies — 4.8%
103	Corporate Executive Board Co.	7,831
314	Corrections Corp. of America (a)	16,580
630	Steelcase, Inc.	12,529
161	Stericycle, Inc. (a)	13,089
363	Waste Connections, Inc. (a)	10,867

		60,896

	Communications Equipment — 1.9%
256	Harris Corp.	13,048
350	Polycom, Inc. (a)	11,652

		24,700

	Computers & Peripherals — 3.5%
297	NCR Corp. (a)	14,200
257	Network Appliance, Inc. (a)	9,373
235	SanDisk Corp. (a)	10,271
446	Seagate Technology (Cayman Islands)	10,394

		44,238

	Construction & Engineering — 0.8%
400	Quanta Services, Inc. (a)	10,086

	Diversified Consumer Services — 1.7%
142	ITT Educational Services, Inc. (a)	11,547
224	Weight Watchers International, Inc.	10,310

		21,857

	Diversified Financial Services — 1.7%
182	CIT Group, Inc.	9,653
49	IntercontinentalExchange, Inc. (a)	5,939
135	International Securities Exchange Holdings, Inc.	6,573

		22,165

	Diversified Telecommunication Services — 1.6%
217	NeuStar, Inc., Class A (a)	6,180
688	Time Warner Telecom, Inc., Class A (a)	14,279

		20,459

	Electrical Equipment — 4.6%
479	General Cable Corp. (a)	25,588
458	Roper Industries, Inc.	25,140
153	Thomas & Betts Corp. (a)	7,445

		58,173

	Electronic Equipment & Instruments — 1.6%
310	Amphenol Corp., Class A	20,039

	Energy Equipment & Services — 2.7%
238	Cameron International Corp. (a)	14,931
97	Noble Corp.	7,593
298	Oceaneering International, Inc. (a)	12,543

		35,067

	Gas Utilities — 0.8%
114	Questar Corp.	10,134

JPMorgan Diversified Mid Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Health Care Equipment & Supplies — 2.2%
146	Hologic, Inc. (a)	8,404
106	Idexx Laboratories, Inc. (a)	9,280
239	Mentor Corp.	10,982

		28,666

	Health Care Providers & Services — 5.0%
294	DaVita, Inc. (a)	15,690
472	Lincare Holdings, Inc. (a)	17,306
263	Medco Health Solutions, Inc. (a)	19,046
334	VCA Antech, Inc. (a)	12,135

		64,177

	Health Care Technology — 1.1%
264	Cerner Corp. (a)	14,348

	Hotels, Restaurants & Leisure — 4.6%
681	Burger King Holdings, Inc.	14,718
243	International Game Technology	9,816
448	Melco PBL Entertainment Macau Ltd. ADR (Hong Kong) (a)	7,224
143	Panera Bread Co., Class A (a)	8,469
239	Scientific Games Corp., Class A (a)	7,850
337	Tim Hortons, Inc. (Canada)	10,243

		58,320

	Household Durables — 0.7%
153	Garmin Ltd. (Cayman Islands)	8,301

	Insurance — 3.5%
152	Everest Re Group Ltd. (Bermuda)	14,637
196	Hanover Insurance Group, Inc. (The)	9,016
376	OneBeacon Insurance Group Ltd.	9,403
419	Security Capital Assurance Ltd. (Bermuda)	11,823

		44,879

	Internet & Catalog Retail — 1.2%
278	Priceline.com, Inc. (a)	14,828

	Internet Software & Services — 1.2%
118	Akamai Technologies, Inc. (a)	5,891
168	Digital River, Inc. (a)	9,254

		15,145

	IT Services — 4.9%
279	Alliance Data Systems Corp. (a)	17,161
297	CheckFree Corp. (a)	11,025
110	Cognizant Technology Solutions Corp., Class A (a)	9,674
675	VeriFone Holdings, Inc. (a)	24,797

		62,657

	Life Sciences Tools & Services — 1.3%
186	Covance, Inc. (a)	11,061
172	Illumina, Inc. (a)	5,048

		16,109

	Marine — 0.8%
341	American Commercial Lines, Inc. (a)	10,709

	Media — 1.0%
409	DreamWorks Animation SKG, Inc., Class A (a)	12,507

	Metals & Mining — 0.5%
147	Century Aluminum Co. (a)	6,901

	Multiline Retail — 1.8%
250	Dollar Tree Stores, Inc. (a)	9,564
615	Saks, Inc.	12,808

		22,372

	Office Electronics — 0.7%
244	Zebra Technologies Corp., Class A (a)	9,429

	Oil, Gas & Consumable Fuels — 3.9%
450	Forest Oil Corp. (a)	15,003
260	Quicksilver Resources, Inc. (a)	10,340
269	Southwestern Energy Co. (a)	11,018
236	XTO Energy, Inc.	12,935

		49,296

	Personal Products — 0.8%
277	Bare Escentuals, Inc. (a)	9,947

	Pharmaceuticals — 4.2%
316	Adams Respiratory Therapeutics, Inc. (a)	10,620
110	Allergan, Inc.	12,179
592	Elan Corp. plc ADR (Ireland) (a)	7,868
222	Forest Laboratories, Inc. (a)	11,435
179	Shire plc ADR (United Kingdom)	11,099

		53,201

	Semiconductors & Semiconductor Equipment — 4.4%
612	Altera Corp. (a)	12,226
325	Broadcom Corp., Class A (a)	10,411
238	KLA-Tencor Corp.	12,695
347	Microchip Technology, Inc.	12,343
282	NVIDIA Corp. (a)	8,116

		55,791

	Software — 6.7%
963	Activision, Inc. (a) (m)	18,233
234	Adobe Systems, Inc. (a)	9,739

JPMorgan Diversified Mid Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

305	Amdocs Ltd. (United Kingdom) (a)	11,136
252	Ansys, Inc. (a)	12,809
287	Autodesk, Inc. (a)	10,802
388	Citrix Systems, Inc. (a)	12,424
412	Sybase, Inc. (a)	10,403

		85,546

	Specialty Retail — 5.8%
263	Barnes & Noble, Inc.	10,355
559	GameStop Corp., Class A (a)	18,197
530	Office Depot, Inc. (a)	18,635
289	PetSmart, Inc.	9,522
391	Tiffany & Co.	17,769

		74,478

	Textiles, Apparel & Luxury Goods — 0.9%
238	Coach, Inc. (a)	11,917

	Wireless Telecommunication Services — 3.3%
266	American Tower Corp., Class A (a)	10,345
192	Clearwire Corp., Class A (a)	3,930
203	NII Holdings, Inc. (a)	15,048
381	Rogers Communications, Inc., Class B (Canada)	12,475

		41,798

	Total Common Stocks (Cost $1,085,633)	1,265,374

	Short-Term Investment — 0.8%
	Investment Company — 0.8%
10,174	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $10,174)	10,174

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 13.3%
	Certificates of Deposit — 0.8%
4,498	Calyon, New York, FRN, 5.40%, 03/15/10	4,498
5,000	Natexis Banques Populaires, New York, FRN, 5.37%, 01/28/08	5,000

		9,498

	Corporate Notes — 7.6%
7,000	Allstate Life Global Funding, FRN, 5.30%, 04/30/08	7,000
5,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	5,000
5,000	BBVA Senior Finance Sa, FRN, 5.39%, 03/12/10	5,000
9,700	Caixa Catal, FRN, 5.40%, 04/28/08	9,700
1,000	CC USA, Inc., FRN, 5.37%, 01/25/08	1,000
1,750	CDC Financial Products, Inc., FRN, 5.49%, 05/30/07	1,750
10,500	Citigroup Global Markets, Inc., FRN, 5.51%, 04/06/07	10,500
6,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	6,000
6,999	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	6,999
5,000	Macquarie Bank Ltd., FRN, 5.34%, 04/30/08	5,000
7,000	Monumental Global Funding, FRN, 5.41%, 03/29/10	7,000
1,000	Monumental Global Funding II, FRN, 5.40%, 03/26/10	1,000
4,500	Morgan Stanley & Co., Inc., FRN, 5.62%, 04/30/08	4,500
4,999	National City Bank, Cleveland, FRN, 5.33%, 10/04/07	4,999
3,999	National City Bank, Cleveland, FRN, 5.35%, 09/18/07	3,999
5,000	National Rural Utilities Coop., FRN, 5.30%, 04/30/08	5,000
6,003	Nationwide Building Society, FRN, 5.31%, 04/30/08	6,003
5,000	Pricoa Global Funding I, FRN, 5.31%, 04/30/08	5,000
2,000	Pricoa Global Funding I, FRN, 5.41%, 12/15/09	2,000

		97,450

	Repurchase Agreements — 4.3%
25,161	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $25,173, collateralized by U.S. Agency Mortgages.	25,161

JPMorgan Diversified Mid Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

10,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $10,005, collateralized by U.S. Agency Mortgages.	10,000
10,000	HSBC Securities, Inc., 5.38%, dated 03/30/07, due 04/02/07, repurchase price $10,004, collateralized by U.S. Agency Mortgages.	10,000
10,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $10,005, collateralized by U.S. Agency Mortgages.	10,000

		55,161

	Time Deposit — 0.6%
7,000	Sun Trust Bank, Atlanta, FRN, 5.33%, 07/30/07	7,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $169,109)	169,109

	Total Investments — 113.3% (Cost $1,264,916)	1,444,657
	Liabilities in Excess of Other Assets — (13.3)%	(169,660)

	NET ASSETS — 100.0%	$1,274,997

Percentages indicated are based on net assets.

Abbreviations:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$201,276
Aggregate gross unrealized depreciation		(21,535)

Net unrealized appreciation/depreciation		$179,741

Federal income tax cost of investments		$1,264,916

JPMorgan Diversified Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.1%
	Common Stocks — 98.1%
	Aerospace & Defense — 1.7%
63	Alliant Techsystems, Inc. (a)	5,574
63	Armor Holdings, Inc. (a)	4,215
121	Spirit Aerosystems Holdings, Inc., Class A (a)	3,867

		13,656

	Beverages — 1.8%
145	Brown-Forman Corp., Class B	9,506
252	Constellation Brands, Inc., Class A (a)	5,340

		14,846

	Building Products — 0.4%
55	American Standard Cos., Inc.	2,895

	Capital Markets — 2.6%
27	Bear Stearns Cos., Inc. (The)	4,119
257	E*Trade Financial Corp. (a)	5,458
27	Fortress Investment Group LLC, Class A	774
62	Legg Mason, Inc.	5,794
84	Northern Trust Corp.	5,070

		21,215

	Chemicals — 2.9%
128	Albemarle Corp.	5,303
93	Lubrizol Corp.	4,808
87	PPG Industries, Inc.	6,110
180	Sigma-Aldrich Corp.	7,457

		23,678

	Commercial Banks — 5.2%
53	City National Corp.	3,894
46	Compass Bancshares, Inc.	3,144
111	Cullen/Frost Bankers, Inc.	5,814
107	East-West Bancorp, Inc.	3,938
66	M&T Bank Corp.	7,680
200	Synovus Financial Corp.	6,458
83	TCF Financial Corp.	2,198
103	Zions Bancorporation	8,680

		41,806

	Commercial Services & Supplies — 0.8%
219	Republic Services, Inc.	6,095

	Computers & Peripherals — 1.0%
162	NCR Corp. (a)	7,724

	Construction Materials — 1.1%
60	Florida Rock Industries, Inc.	4,041
43	Vulcan Materials Co.	4,962

		9,003

	Consumer Finance — 0.5%
92	SLM Corp.	3,775

	Containers & Packaging — 1.4%
165	Ball Corp.	7,579
61	Temple-Inland, Inc.	3,662

		11,241

	Distributors — 0.7%
124	Genuine Parts Co.	6,066

	Diversified Consumer Services — 0.5%
83	Sotheby’s	3,670

	Diversified Telecommunication Services — 2.1%
174	CenturyTel, Inc.	7,863
601	Windstream Corp.	8,833

		16,696

	Electric Utilities — 4.6%
187	American Electric Power Co., Inc.	9,102
109	Edison International	5,355
123	FirstEnergy Corp.	8,174
169	PPL Corp.	6,912
257	Westar Energy, Inc.	7,075

		36,618

	Electrical Equipment — 0.8%
182	AMETEK, Inc.	6,288

	Electronic Equipment & Instruments — 2.0%
70	Amphenol Corp., Class A	4,533
206	Arrow Electronics, Inc. (a)	7,780
159	Jabil Circuit, Inc.	3,406

		15,719

	Energy Equipment & Services — 0.5%
77	Unit Corp. (a)	3,901

	Food & Staples Retailing — 2.4%
81	BJ’s Wholesale Club, Inc. (a)	2,734
105	Ruddick Corp.	3,152
108	Safeway, Inc.	3,964
248	SUPERVALU, Inc.	9,682

		19,532

JPMorgan Diversified Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Food Products — 1.9%
144	Dean Foods Co.	6,712
272	Del Monte Foods Co.	3,117
94	Hershey Co. (The)	5,127

		14,956

	Gas Utilities — 2.7%
105	Energen Corp.	5,338
123	ONEOK, Inc.	5,544
55	Questar Corp.	4,880
224	UGI Corp.	5,986

		21,748

	Health Care Equipment & Supplies — 0.4%
50	Beckman Coulter, Inc.	3,175

	Health Care Providers & Services — 3.3%
118	Community Health Systems, Inc. (a)	4,166
192	Coventry Health Care, Inc. (a)	10,787
86	DaVita, Inc. (a)	4,607
49	Henry Schein, Inc. (a)	2,693
97	Omnicare, Inc.	3,854

		26,107

	Hotels, Restaurants & Leisure — 4.2%
233	Applebee’s International, Inc.	5,776
279	Burger King Holdings, Inc.	6,035
194	Hilton Hotels Corp.	6,983
96	Marriott International, Inc., Class A	4,695
142	OSI Restaurant Partners, Inc.	5,621
81	Vail Resorts, Inc. (a)	4,423

		33,533

	Household Durables — 2.0%
125	Fortune Brands, Inc.	9,853
109	Jarden Corp. (a)	4,163
48	Lennar Corp., Class A	2,043

		16,059

	Household Products — 1.1%
138	Clorox Co.	8,770

	Industrial Conglomerates — 1.1%
127	Carlisle Cos., Inc.	5,444
122	Walter Industries, Inc.	3,024

		8,468

	Insurance — 9.3%
220	Assurant, Inc.	11,772
153	Cincinnati Financial Corp.	6,498
64	Everest Re Group Ltd. (Bermuda)	6,136
198	Fidelity National Financial, Inc., Class A	4,744
70	Hanover Insurance Group, Inc. (The)	3,233
138	IPC Holdings Ltd. (Bermuda)	3,970
130	Loews Corp.	5,883
426	Old Republic International Corp.	9,418
227	OneBeacon Insurance Group Ltd.	5,662
69	Principal Financial Group, Inc.	4,125
62	ProAssurance Corp. (a)	3,171
112	Protective Life Corp.	4,924
141	WR Berkley Corp.	4,673

		74,209

	Internet & Catalog Retail — 0.7%
252	Liberty Media Holding Corp. - Interactive, Class A (a)	6,012

	IT Services — 0.7%
76	Fidelity National Information Services, Inc.	3,466
112	Western Union Co. (The)	2,450

		5,916

	Machinery — 2.3%
102	Crane Co.	4,131
121	Dover Corp.	5,886
75	Harsco Corp.	3,356
93	Oshkosh Truck Corp.	4,908

		18,281

	Media — 3.1%
130	Cablevision Systems Corp., Class A	3,956
139	Clear Channel Communications, Inc.	4,885
146	Clear Channel Outdoor Holdings, Inc., Class A (a)	3,848
90	McClatchy Co., Class A	2,852
242	Regal Entertainment Group, Class A	4,814
6	Washington Post Co. (The), Class B	4,696

		25,051

	Multi-Utilities — 4.3%
206	MDU Resources Group, Inc.	5,920
160	NiSource, Inc.	3,911
154	NSTAR	5,402
160	PG&E Corp.	7,723
149	SCANA Corp.	6,432
214	Xcel Energy, Inc.	5,271

		34,659

JPMorgan Diversified Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Multiline Retail — 0.4%
66	Federated Department Stores, Inc.	2,969

	Office Electronics — 0.3%
135	Xerox Corp. (a)	2,285

	Oil, Gas & Consumable Fuels — 5.2%
117	Devon Energy Corp.	8,067
141	Helix Energy Solutions Group, Inc. (a)	5,269
63	Kinder Morgan, Inc.	6,706
44	Murphy Oil Corp.	2,323
94	Newfield Exploration Co. (a)	3,912
58	Penn Virginia Corp.	4,250
75	Teekay Shipping Corp. (Bahamas)	4,037
246	Williams Cos., Inc.	6,987

		41,551

	Paper & Forest Products — 0.4%
384	Domtar Corp. (Canada) (a)	3,574

	Personal Products — 0.5%
88	Estee Lauder Cos., Inc., (The), Class A	4,313

	Pharmaceuticals — 0.7%
358	Warner Chilcott Ltd., Class A (Bermuda) (a)	5,305

	Real Estate Investment Trusts (REITs) — 6.7%
24	AvalonBay Communities, Inc.	3,107
34	Boston Properties, Inc.	4,039
149	Cousins Properties, Inc.	4,886
106	Douglas Emmett, Inc. (m)	2,711
117	Host Hotels & Resorts, Inc.	3,073
214	iStar Financial, Inc.	10,003
76	Kimco Realty Corp.	3,699
83	Plum Creek Timber Co., Inc.	3,284
100	PS Business Parks, Inc., Class A	7,080
168	Rayonier, Inc.	7,230
38	Vornado Realty Trust	4,571

		53,683

	Real Estate Management & Development — 1.4%
186	Brookfield Properties Corp.	7,486
61	Forest City Enterprises, Inc., Class A	4,017

		11,503

	Road & Rail — 0.7%
109	Norfolk Southern Corp.	5,510

	Software — 0.4%
186	Symantec Corp. (a)	3,225

	Specialty Retail — 6.9%
77	Abercrombie & Fitch Co.,	5,835
178	AutoNation, Inc. (a)	3,783
68	AutoZone, Inc. (a)	8,662
179	Bed Bath & Beyond, Inc. (a)	7,190
266	Limited Brands, Inc.	6,932
273	Staples, Inc.	7,065
209	Tiffany & Co.	9,510
223	TJX Cos., Inc.	6,009

		54,986

	Textiles, Apparel & Luxury Goods — 2.0%
116	Columbia Sportswear Co.	7,216
105	V.F. Corp.	8,642

		15,858

	Thrifts & Mortgage Finance — 1.9%
83	FirstFed Financial Corp. (a)	4,705
379	Hudson City Bancorp, Inc.	5,185
89	MGIC Investment Corp.	5,244

		15,134

	Wireless Telecommunication Services — 0.5%
69	Telephone & Data Systems, Inc.	3,868

	Total Common Stocks (Cost $599,559)	785,132

	Short-Term Investment — 2.6%
	Investment Company — 2.6%
20,805	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $20,805)	20,805

JPMorgan Diversified Mid Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Investments of Cash Collateral for Securities on Loan — 9.1%
	Certificates of Deposit — 1.1%
2,499	Calyon, New York, FRN, 5.40%, 03/15/10	2,499
5,999	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	5,999

		8,498

	Corporate Notes — 5.2%
1,500	Allstate Life Global Funding II, FRN, 5.30%, 04/30/08	1,500
2,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	2,000
4,000	BBVA Senior Finance SA, FRN, 5.39%, 03/12/10	4,000
4,000	Caixa Catal, FRN, 5.40%, 04/28/08	4,000
4,000	CDC Financial Products Inc., FRN, 5.49%, 05/30/07	4,000
2,000	Comerica, FRN, 5.31%, 11/13/07	2,000
4,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	4,000
1,000	Macquarie Bank Ltd., FRN, 5.33%, 04/30/08	1,000
2,000	Macquarie Bank Ltd., FRN, 5.34%, 04/30/08	2,000
2,000	Metropolitan Life Global Funding, FRN, 5.31%, 04/30/08	2,000
3,000	Monumental Global Funding, FRN, 5.41%, 03/29/10	3,000
3,000	Morgan Stanley & Cos., Inc., FRN, 5.62%, 04/30/08	3,000
3,000	Pricoa Global Funding I, FRN, 5.41%, 12/15/09	3,000
3,000	Unicredito Italiano Bank plc, FRN, 5.34%, 04/30/08	3,000
3,000	Wachovia Bank N.A. FRN, 5.36%, 02/23/09	3,000

		41,500

	Repurchase Agreements — 2.8%
6,445	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $6,448, collateralized by U.S. Agency Mortgages	6,445
8,000	HSBC Securities, Inc., 5.38%, dated 03/30/07, due 04/02/07, repurchase price $8,004, collateralized by U.S. Agency Mortgages	8,000
8,000	Lehman Brothers Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $8,004, collateralized by U.S. Agency Mortgages	8,000

		22,445

	Total Investments of Cash Collateral for Securities on Loan (Cost $72,443)	72,443

	Total Investments — 109.8%
	(Cost $692,807)	878,380
	Liabilities in Excess of Other Assets — (9.8)%	(78,069)

	NET ASSETS — 100.0%	$800,311

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$189,547
Aggregate gross unrealized depreciation	(3,974)

Net unrealized appreciation/depreciation	$185,573

Federal income tax cost of investments	$692,807

JPMorgan Equity Income Fund

JPMorgan Equity Income Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.0%
	Common Stocks — 96.0%
	Aerospace & Defense — 1.8%
30	Honeywell International, Inc.	1,382
51	United Technologies Corp.	3,315

		4,697

	Beverages — 3.4%
73	Anheuser-Busch Cos., Inc.	3,668
111	Coca-Cola Co. (The)	5,304

		8,972

	Capital Markets — 4.1%
111	Bank of New York Co., Inc. (The)	4,517
15	Fortress Investment Group LLC, Class A	433
50	Morgan Stanley	3,970
53	W.P. Carey & Co. LLC	1,779

		10,699

	Chemicals — 1.7%
33	Air Products & Chemicals, Inc.	2,439
27	PPG Industries, Inc.	1,891

		4,330

	Commercial Banks — 6.2%
49	Compass Bancshares, Inc.	3,357
39	SunTrust Banks, Inc.	3,264
78	TCF Financial Corp.	2,061
65	U.S. Bancorp	2,263
152	Wells Fargo & Co.	5,240

		16,185

	Commercial Services & Supplies — 1.2%
67	Pitney Bowes, Inc.	3,037

	Construction Materials — 1.5%
57	Cemex, S.A de C.V. ADR (Mexico) (a)	1,867
18	Vulcan Materials Co.	2,131

		3,998

	Consumer Finance — 1.5%
52	Capital One Financial Corp.	3,904

	Containers & Packaging — 0.9%
41	Temple-Inland, Inc.	2,476

	Distributors — 1.1%
59	Genuine Parts Co.	2,901

	Diversified Financial Services — 6.3%
196	Bank of America Corp.	9,985
125	Citigroup, Inc.	6,438

		16,423

	Diversified Telecommunication Services — 6.5%
186	AT&T, Inc.	7,316
100	Consolidated Communications Holdings, Inc.	1,987
102	Verizon Communications, Inc.	3,857
262	Windstream Corp.	3,847

		17,007

	Electric Utilities — 4.0%
74	American Electric Power Co., Inc.	3,598
54	FirstEnergy Corp.	3,544
16	ITC Holdings Corp.	675
86	Northeast Utilities	2,808

		10,625

	Electrical Equipment — 0.7%
43	Emerson Electric Co.	1,844

	Food & Staples Retailing — 0.5%
33	SUPERVALU, Inc.	1,285

	Food Products — 1.1%
26	General Mills, Inc.	1,531
28	Kellogg Co.	1,445

		2,976

	Hotels, Restaurants & Leisure — 0.8%
24	Harrah’s Entertainment, Inc.	2,018

	Household Products — 1.6%
30	Clorox Co.	1,892
35	Kimberly-Clark Corp.	2,390

		4,282

	Industrial Conglomerates — 2.6%
195	General Electric Co.	6,885

	Insurance — 5.9%
54	Allstate Corp. (The)	3,243
149	Chubb Corp. (The)	7,699
41	IPC Holdings Ltd. (Bermuda)	1,183
91	Old Republic International Corp.	2,017
56	OneBeacon Insurance Group Ltd.	1,400

		15,542

	Marine — 1.4%
141	Seaspan Corp. (Hong Kong)	3,772

	Media — 2.2%
76	Clear Channel Communications, Inc.	2,656
153	Regal Entertainment Group, Class A	3,042

		5,698

JPMorgan Equity Income Fund

JPMorgan Equity Income Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Multi-Utilities — 2.0%
55	PG&E Corp.	2,669
107	Xcel Energy, Inc.	2,642

		5,311

	Oil, Gas & Consumable Fuels — 12.5%
79	Buckeye GP Holdings LP	1,633
80	Chevron Corp.	5,898
59	ConocoPhillips	4,012
83	Energy Transfer Equity LP	3,039
163	Exxon Mobil Corp.	12,276
22	Kinder Morgan, Inc.	2,374
31	Royal Dutch Shell plc ADR (Netherlands)	2,029
53	Valero GP Holdings LLC (a)	1,462

		32,723

	Pharmaceuticals — 5.4%
23	Eli Lilly & Co.	1,230
50	Johnson & Johnson	2,995
50	Merck & Co., Inc.	2,226
137	Pfizer, Inc.	3,451
83	Wyeth	4,142

		14,044

	Real Estate Investment Trusts (REITs) — 6.3%
22	Agree Realty Corp.	758
32	DCT Industrial Trust, Inc.	377
72	iStar Financial, Inc.	3,381
74	Medical Properties Trust, Inc.	1,086
27	Plum Creek Timber Co., Inc.	1,061
20	Public Storage, Inc.	1,903
84	Rayonier, Inc.	3,613
39	Regency Centers Corp.	3,225
61	U-Store-It Trust	1,225

		16,629

	Semiconductors & Semiconductor Equipment — 0.8%
104	Intel Corp.	1,980

	Specialty Retail — 1.8%
54	Home Depot, Inc.	1,999
108	Limited Brands, Inc.	2,802

		4,801

	Textiles, Apparel & Luxury Goods — 2.2%
69	V.F. Corp.	5,693

	Thrifts & Mortgage Finance — 3.2%
96	Freddie Mac	5,693
70	Washington Mutual, Inc.	2,827

		8,520

	Tobacco — 3.9%
64	Altria Group, Inc.	5,576
62	Loews Corp. - Carolina Group	4,680

		10,256

	Transportation Infrastructure — 0.6%
39	Macquarie Infrastructure Co. Trust	1,537

	Wireless Telecommunication Services — 0.3%
25	Crown Castle International Corp. (a)	812

	Total Common Stocks (Cost $144,721)	251,862

Principal Amount ($)

	Convertible Bonds — 2.0%
	Media — 2.0%
3,000	Liberty Media LLC, 3.25%, 03/15/31	2,509
40	Tribune Co., 2.00%, 05/15/29	2,710

	Total Convertible Bonds (Cost $6,099)	5,219

	Total Long-Term Investments (Cost $150,820)	257,081

Shares

	Short-Term Investment — 1.9%
	Investment Company — 1.9%
4,993	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $4,993)	4,993

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 3.4%
	Certificates of Deposit — 1.0%
1,000	Deutsche Bank, New York, FRN, 5.53%, 01/22/08	1,000
700	Natexis Banques Populaires, New York, FRN, 5.34%, 08/07/07	700
1,000	Societe Generale, New York, FRN, 5.31%, 06/20/07	1,000

		2,700

	Corporate Notes — 0.9%
1,000	American Express Credit Corp., FRN, 5.33%, 01/15/08	1,000
100	Beta Finance, Inc., FRN, 5.37%, 01/15/08	100
1,100	Citigroup Global Markets, Inc., FRN, 5.51%, 04/06/07	1,100
235	HBOS Treasury Services plc, FRN, 5.39%, 04/30/08	235

		2,435

JPMorgan Equity Income Fund

JPMorgan Equity Income Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Repurchase Agreements — 1.2%
949	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $949, collateralized by U.S. Government Agency Mortgages	949
1,500	Bear Stearns, 5.44%, dated 03/30/07, due 04/02/07, repurchase price $1,501, collateralized by U.S. Government Agency Mortgages	1,500
687	HSBC Securities, Inc., 5.38%, dated 03/30/07, due 04/02/07, repurchase price $688, collateralized by U.S. Government Agency Securities	687

		3,136

	Time Deposit — 0.3%
700	Northern Rock plc, 5.32%, 05/15/07	700

	Total Investments of Cash Collateral for Securities on Loan (Cost $8,971)	8,971

	Total Investments — 103.3% (Cost $164,784)	271,045
	Liabilities in Excess of Other Assets — (3.3)%	(8,763)

	NET ASSETS — 100.0%	$262,282

Percentages indicated are based on net assets.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$108,033
Aggregate gross unrealized depreciation		(1,772)

Net unrealized appreciation/depreciation		$106,261

Federal income tax cost of investments		$164,784

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors, Inc.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depositary Receipt.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

JPMorgan Equity Index Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
 (Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.1%
	Common Stocks — 99.1%
	Aerospace & Defense — 2.5%
135	Boeing Co.	12,046
70	General Dynamics Corp.	5,321
22	Goodrich Corp.	1,108
137	Honeywell International, Inc.	6,325
21	L-3 Communications Holdings, Inc.	1,870
61	Lockheed Martin Corp.	5,911
60	Northrop Grumman Corp.	4,463
77	Raytheon Co.	4,018
29	Rockwell Collins, Inc.	1,933
171	United Technologies Corp.	11,111

		54,106

	Air Freight & Logistics — 0.9%
30	CH Robinson Worldwide, Inc.	1,419
53	FedEx Corp.	5,664
183	United Parcel Service, Inc., Class B	12,833

		19,916

	Airlines — 0.1%
135	Southwest Airlines Co.	1,990

	Auto Components — 0.2%
31	Goodyear Tire & Rubber Co. (The) (a)	965
34	Johnson Controls, Inc.	3,192

		4,157

	Automobiles — 0.4%
325	Ford Motor Co.	2,563
97	General Motors Corp.	2,975
44	Harley-Davidson, Inc.	2,598

		8,136

	Beverages — 2.0%
131	Anheuser-Busch Cos., Inc.	6,608
14	Brown-Forman Corp., Class B	887
346	Coca-Cola Co. (The)	16,598
48	Coca-Cola Enterprises, Inc.	967
36	Constellation Brands, Inc., Class A (a)	767
8	Molson Coors Brewing Co., Class B	762
23	Pepsi Bottling Group, Inc.	720
281	PepsiCo, Inc.	17,870

		45,179

	Biotechnology — 1.2%
200	Amgen, Inc. (a)	11,199
59	Biogen Idec, Inc. (a)	2,609
65	Celgene Corp. (a)	3,400
45	Genzyme Corp. (a)	2,715
80	Gilead Sciences, Inc. (a)	6,102
41	MedImmune, Inc. (a)	1,485

		27,510

	Building Products — 0.2%
30	American Standard Cos., Inc.	1,590
67	Masco Corp.	1,842

		3,432

	Capital Markets — 3.7%
41	Ameriprise Financial, Inc.	2,346
130	Bank of New York Co., Inc. (The)	5,262
21	Bear Stearns Cos., Inc. (The)	3,091
176	Charles Schwab Corp. (The)	3,225
73	E*Trade Financial Corp. (a)	1,556
15	Federated Investors, Inc., Class B	562
29	Franklin Resources, Inc.	3,473
71	Goldman Sachs Group, Inc. (The)	14,591
33	Janus Capital Group, Inc.	681
23	Legg Mason, Inc.	2,127
90	Lehman Brothers Holdings, Inc.	6,328
71	Mellon Financial Corp.	3,081
152	Merrill Lynch & Co., Inc.	12,398
183	Morgan Stanley	14,393
32	Northern Trust Corp.	1,947
57	State Street Corp.	3,711
46	T. Rowe Price Group, Inc.	2,149

		80,921

	Chemicals — 1.6%
37	Air Products & Chemicals, Inc.	2,745
10	Ashland, Inc.	628
165	Dow Chemical Co. (The)	7,551
159	E.l. du Pont de Nemours & Co.	7,842
14	Eastman Chemical Co.	909
31	Ecolab, Inc.	1,314
20	Hercules, Inc. (a)	390

JPMorgan Equity Index Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
 (Amounts in thousands)

Shares	Security Description	Value ($)

13	International Flavors & Fragrances, Inc.	633
93	Monsanto Co.	5,128
28	PPG Industries, Inc.	1,979
55	Praxair, Inc.	3,463
24	Rohm & Haas Co.	1,264
23	Sigma-Aldrich Corp.	941

		34,787

	Commercial Banks — 4.0%
93	BB&T Corp.	3,816
27	Comerica, Inc.	1,600
32	Commerce Bancorp, Inc.	1,075
22	Compass Bancshares, Inc.	1,539
95	Fifth Third Bancorp	3,694
22	First Horizon National Corp.	894
40	Huntington Bancshares, Inc.	883
68	Keycorp	2,547
13	M&T Bank Corp.	1,528
44	Marshall & Ilsley Corp.	2,033
102	National City Corp.	3,789
59	PNC Financial Services Group, Inc.	4,277
126	Regions Financial Corp.	4,443
61	SunTrust Banks, Inc.	5,064
56	Synovus Financial Corp.	1,813
304	U.S. Bancorp	10,633
327	Wachovia Corp.	18,010
580	Wells Fargo & Co.	19,969
19	Zions Bancorp	1,596

		89,203

	Commercial Services & Supplies — 0.5%
44	Allied Waste Industries, Inc. (a)	551
16	Avery Dennison Corp.	1,011
23	Cintas Corp.	841
21	Equifax, Inc.	781
22	Monster Worldwide, Inc. (a)	1,045
38	Pitney Bowes, Inc.	1,717
37	R.R. Donnelley & Sons Co.	1,372
29	Robert Half International, Inc.	1,067
92	Waste Management, Inc.	3,149

		11,534

	Communications Equipment — 2.6%
20	ADC Telecommunications, Inc. (a) (m)	337
78	Avaya, Inc. (a)	919
15	Ciena Corp. (a)	409
1,037	Cisco Systems, Inc. (a)	26,471
269	Corning, Inc. (a)	6,128
36	JDS Uniphase Corp. (a)	552
98	Juniper Networks, Inc. (a)	1,923
410	Motorola, Inc.	7,251
284	QUALCOMM, Inc.	12,131
75	Tellabs, Inc. (a)	743

		56,864

	Computers & Peripherals — 3.7%
148	Apple, Inc. (a)	13,746
390	Dell, Inc. (a)	9,051
362	EMC Corp. (a)	5,012
459	Hewlett-Packard Co.	18,443
258	International Business Machines Corp.	24,361
16	Lexmark International, Inc., Class A (a)	964
31	NCR Corp. (a)	1,468
64	Network Appliance, Inc. (a)	2,326
27	QLogic Corp. (a)	464
39	SanDisk Corp. (a)	1,710
618	Sun Microsystems, Inc. (a)	3,715

		81,260

	Construction & Engineering — 0.1%
15	Fluor Corp.	1,354

	Construction Materials — 0.1%
16	Vulcan Materials Co.	1,900

	Consumer Finance — 0.9%
205	American Express Co.	11,544
70	Capital One Financial Corp.	5,319
70	SLM Corp.	2,882

		19,745

	Containers & Packaging — 0.2%
18	Ball Corp.	811
18	Bemis Co., Inc.	600
23	Pactiv Corp. (a)	770
28	Sealed Air Corp.	875
18	Temple-Inland, Inc.	1,078

		4,134

	Distributors — 0.1%
29	Genuine Parts Co.	1,434

JPMorgan Equity Index Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
 (Amounts in thousands)

Shares	Security Description	Value ($)

	Diversified Consumer Services — 0.1%
24	Apollo Group, Inc., Class A (a)	1,055
55	H&R Block, Inc.	1,164

		2,219

	Diversified Financial Services — 5.4%
768	Bank of America Corp.	39,170
6	Chicago Mercantile Exchange Holdings, Inc., Class A	3,185
33	CIT Group, Inc.	1,758
842	Citigroup, Inc.	43,208
596	JPMorgan Chase & Co. (q)	28,847
40	Moody’s Corp.	2,492

		118,660

	Diversified Telecommunication Services — 3.1%
1,072	AT&T, Inc.	42,265
19	CenturyTel, Inc.	864
58	Citizens Communications Co.	870
26	Embarq Corp.	1,456
269	Qwest Communications International, Inc. (a)	2,421
500	Verizon Communications, Inc.	18,942
82	Windstream Corp.	1,202

		68,020

	Electric Utilities — 1.9%
28	Allegheny Energy, Inc. (a)	1,387
68	American Electric Power Co., Inc.	3,320
216	Duke Energy Corp.	4,379
56	Edison International	2,748
34	Entergy Corp.	3,572
115	Exelon Corp.	7,904
55	FirstEnergy Corp.	3,630
70	FPL Group, Inc.	4,259
17	Pinnacle West Capital Corp.	828
66	PPL Corp.	2,704
44	Progress Energy, Inc.	2,226
129	Southern Co. (The)	4,710

		41,667

	Electrical Equipment — 0.4%
31	Cooper Industries Ltd., Class A	1,409
137	Emerson Electric Co.	5,902
28	Rockwell Automation, Inc.	1,703

		9,014

	Electronic Equipment & Instruments — 0.2%
69	Agilent Technologies, Inc. (a)	2,335
32	Jabil Circuit, Inc.	679
24	Molex, Inc.	686
91	Sanmina-SCI Corp. (a)	329
155	Solectron Corp. (a)	489
14	Tektronix, Inc.	395

		4,913

	Energy Equipment & Services — 1.8%
55	Baker Hughes, Inc.	3,635
50	BJ Services Co.	1,404
26	ENSCO International, Inc.	1,409
172	Halliburton Co.	5,444
48	Nabors Industries Ltd. (Bermuda) (a)	1,418
30	National Oilwell Varco, Inc. (a)	2,348
23	Noble Corp.	1,817
19	Rowan Cos., Inc.	616
202	Schlumberger Ltd.	13,980
34	Smith International, Inc.	1,645
50	Transocean, Inc. (a)	4,109
58	Weatherford International Ltd. (a)	2,618

		40,443

	Food & Staples Retailing — 2.4%
78	Costco Wholesale Corp.	4,181
266	CVS/Caremark Corp.	9,068
122	Kroger Co. (The)	3,433
76	Safeway, Inc.	2,771
36	SUPERVALU, Inc.	1,394
106	SYSCO Corp.	3,583
422	Wal-Mart Stores, Inc.	19,820
172	Walgreen Co.	7,884
24	Whole Foods Market, Inc.	1,082

		53,216

	Food Products — 1.2%
112	Archer-Daniels-Midland Co.	4,112
37	Campbell Soup Co.	1,460
87	ConAgra Foods, Inc.	2,160
22	Dean Foods Co.	1,035
59	General Mills, Inc.	3,438
56	H.J. Heinz Co.	2,628
30	Hershey Co. (The)	1,624
43	Kellogg Co.	2,214
31	Kraft Foods, Inc., Class A	988
22	McCormick & Co., Inc. (Non-Voting)	861
126	Sara Lee Corp.	2,130
43	Tyson Foods, Inc., Class A	841
37	Wm. Wrigley, Jr., Co.	1,907

		25,398

JPMorgan Equity Index Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
 (Amounts in thousands)

Shares	Security Description	Value ($)

	Gas Utilities — 0.1%
8	Nicor, Inc.	373
15	Questar Corp.	1,316

		1,689

	Health Care Equipment & Supplies — 1.7%
9	Bausch & Lomb, Inc.	477
112	Baxter International, Inc.	5,875
42	Becton, Dickinson & Co.	3,229
42	Biomet, Inc.	1,786
203	Boston Scientific Corp. (a)	2,956
18	CR Bard, Inc.	1,410
27	Hospira, Inc. (a)	1,095
198	Medtronic, Inc.	9,698
59	St. Jude Medical, Inc. (a)	2,223
51	Stryker Corp.	3,395
22	Varian Medical Systems, Inc. (a)	1,052
41	Zimmer Holdings, Inc. (a)	3,477

		36,673

	Health Care Providers & Services — 2.3%
89	Aetna, Inc.	3,882
33	AmerisourceBergen Corp.	1,716
69	Cardinal Health, Inc.	5,013
17	Cigna Corp.	2,387
27	Coventry Health Care, Inc. (a)	1,534
23	Express Scripts, Inc. (a)	1,879
29	Humana, Inc. (a)	1,661
21	Laboratory Corp. of America Holdings (a)	1,526
13	Manor Care, Inc.	680
51	McKesson Corp.	2,969
49	Medco Health Solutions, Inc. (a)	3,586
24	Patterson Cos., Inc. (a)	848
27	Quest Diagnostics, Inc.	1,359
81	Tenet Healthcare Corp. (a)	521
232	UnitedHealth Group, Inc.	12,315
105	WellPoint, Inc. (a)	8,526

		50,402

	Health Care Technology — 0.0% (g)
33	IMS Health, Inc.	994

	Hotels, Restaurants & Leisure — 1.6%
76	Carnival Corp.	3,558
25	Darden Restaurants, Inc.	1,027
32	Harrah’s Entertainment, Inc.	2,702
67	Hilton Hotels Corp.	2,401
58	International Game Technology	2,345
57	Marriott International, Inc., Class A	2,772
207	McDonald’s Corp.	9,307
129	Starbucks Corp. (a)	4,043
37	Starwood Hotels & Resorts Worldwide, Inc.	2,392
16	Wendy’s International, Inc.	514
32	Wyndham Worldwide Corp. (a)	1,107
45	Yum! Brands, Inc.	2,614

		34,782

	Household Durables — 0.6%
11	Black & Decker Corp.	919
21	Centex Corp.	857
47	D.R. Horton, Inc.	1,031
26	Fortune Brands, Inc.	2,063
11	Harman International Industries, Inc.	1,081
13	KB Home	563
30	Leggett & Platt, Inc.	690
24	Lennar Corp., Class A	999
48	Newell Rubbermaid, Inc.	1,482
36	Pulte Homes, Inc.	965
10	Snap-On, Inc.	486
14	Stanley Works (The)	787
14	Whirlpool Corp.	1,147

		13,070

	Household Products — 2.1%
26	Clorox Co.	1,654
88	Colgate-Palmolive Co.	5,886
78	Kimberly-Clark Corp.	5,367
542	Procter & Gamble Co.	34,212

		47,119

	Independent Power Producers & Energy Traders — 0.5%
114	AES Corp. (The) (a)	2,454
31	Constellation Energy Group, Inc.	2,697
65	Dynegy, Inc., Class A (a)	602
79	TXU Corp.	5,053

		10,806

	Industrial Conglomerates — 3.8%
126	3M Co.	9,629
1,765	General Electric Co. (k)	62,422

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
 (Amounts in thousands)

Shares	Security Description	Value ($)

22	Textron, Inc.	1,931
339	Tyco International Ltd. (Bermuda)	10,709

		84,691

	Insurance — 4.7%
56	ACE Ltd. (Bermuda)	3,200
84	Aflac, Inc. (m)	3,974
106	Allstate Corp. (The)	6,379
18	AMBAC Financial Group, Inc.	1,518
447	American International Group, Inc.	30,021
51	AON Corp.	1,944
70	Chubb Corp.	3,624
30	Cincinnati Financial Corp.	1,258
76	Genworth Financial, Inc.	2,644
55	Hartford Financial Services Group, Inc.	5,254
48	Lincoln National Corp.	3,221
77	Loews Corp.	3,518
95	Marsh & McLennan Cos., Inc.	2,779
23	MBIA, Inc.	1,515
129	MetLife, Inc.	8,160
46	Principal Financial Group, Inc.	2,753
128	Progressive Corp. (The)	2,789
81	Prudential Financial, Inc.	7,267
18	Safeco Corp.	1,204
17	Torchmark Corp.	1,103
116	Travelers Cos, Inc. (The)	6,004
59	Unum Group	1,355
31	XL Capital Ltd., Class A (Bermuda)	2,175

		103,659

	Internet & Catalog Retail — 0.2%
53	Amazon.com, Inc. (a)	2,124
37	IAC/InterActive Corp. (a)	1,406

		3,530

	Internet Software & Services — 1.4%
195	eBay, Inc. (a)	6,466
37	Google, Inc., Class A (a)	17,120
42	VeriSign, Inc. (a)	1,057
210	Yahoo!, Inc. (a)	6,558

		31,201

	IT Services — 1.1%
17	Affiliated Computer Services, Inc., Class A (a)	1,000
94	Automatic Data Processing, Inc.	4,572
24	Cognizant Technology Solutions Corp., Class A (a)	2,162
30	Computer Sciences Corp. (a)	1,550
23	Convergys Corp. (a)	596
88	Electronic Data Systems Corp.	2,445
28	Fidelity National Information Services, Inc.	1,270
129	First Data Corp.	3,477
29	Fiserv, Inc. (a)	1,554
58	Paychex, Inc.	2,205
23	Sabre Holdings Corp., Class A	752
59	Unisys Corp. (a)	500
133	Western Union Co. (The)	2,909

		24,992

	Leisure Equipment & Products — 0.2%
16	Brunswick Corp.	496
49	Eastman Kodak Co.	1,114
28	Hasbro, Inc.	790
67	Mattel, Inc.	1,861

		4,261

	Life Sciences Tools & Services — 0.3%
32	Applera Corp.- Applied Biosystems Group	932
9	Millipore Corp. (a)	671
21	PerkinElmer, Inc.	506
72	Thermo Fisher Scientific, Inc. (a)	3,371
17	Waters Corp. (a)	1,011

		6,491

	Machinery — 1.6%
111	Caterpillar, Inc.	7,431
9	Cummins, Inc.	1,295
41	Danaher Corp.	2,919
39	Deere & Co.	4,231
35	Dover Corp.	1,715
25	Eaton Corp.	2,097
71	Illinois Tool Works, Inc.	3,663
53	Ingersoll-Rand Co., Ltd., Class A (Bermuda)	2,292
31	ITT Corp.	1,883
43	PACCAR, Inc.	3,128
21	Pall Corp.	802
20	Parker-Hannifin Corp.	1,715
18	Terex Corp. (a)	1,264

		34,435

	Media — 3.4%
127	CBS Corp., Class B	3,876
85	Clear Channel Communications, Inc.	2,985

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
 (Amounts in thousands)

Shares	Security Description	Value ($)

534	Comcast Corp., Class A (a)	13,854
133	DIRECTV Group, Inc. (The) (a)	3,068
11	Dow Jones & Co., Inc.	387
14	E.W. Scripps Co., Class A	640
40	Gannett Co., Inc.	2,269
80	Interpublic Group of Cos., Inc. (a)	990
61	McGraw-Hill Cos., Inc. (The)	3,831
7	Meredith Corp.	383
25	New York Times Co., Class A	581
403	News Corp., Class A	9,312
29	Omnicom Group, Inc.	2,937
655	Time Warner, Inc.	12,917
31	Tribune Co.	980
119	Viacom, Inc., Class B (a)	4,885
352	Walt Disney Co. (The)	12,107

		76,002

	Metals & Mining — 0.9%
149	Alcoa, Inc.	5,060
18	Allegheny Technologies, Inc.	1,868
64	Freeport-McMoRan Copper & Gold, Inc.	4,261
77	Newmont Mining Corp.	3,251
52	Nucor Corp.	3,367
20	United States Steel Corp.	2,017

		19,824

	Multi-Utilities — 1.2%
35	Ameren Corp.	1,784
55	CenterPoint Energy, Inc.	986
38	CMS Energy Corp.	682
44	Consolidated Edison, Inc.	2,258
60	Dominion Resources, Inc.	5,318
30	DTE Energy Co.	1,457
13	Integrys Energy Group, Inc.	716
30	KeySpan Corp.	1,240
47	NiSource, Inc.	1,149
60	PG&E Corp.	2,907
43	Public Service Enterprise Group, Inc.	3,603
45	Sempra Energy	2,754
36	TECO Energy, Inc.	619
70	Xcel Energy, Inc.	1,728

		27,201

	Multiline Retail — 1.3%
19	Big Lots, Inc. (a)	588
10	Dillard’s, Inc., Class A	342
54	Dollar General Corp.	1,133
26	Family Dollar Stores, Inc.	771
90	Federated Department Stores, Inc.	4,061
39	J.C. Penney Co., Inc.	3,173
56	Kohl’s Corp. (a)	4,301
39	Nordstrom, Inc.	2,079
14	Sears Holdings Corp. (a)	2,570
147	Target Corp.	8,738

		27,756

	Office Electronics — 0.1%
163	Xerox Corp. (a)	2,751

	Oil, Gas & Consumable Fuels — 8.1%
79	Anadarko Petroleum Corp.	3,417
57	Apache Corp.	4,017
70	Chesapeake Energy Corp.	2,171
370	Chevron Corp.	27,396
282	ConocoPhillips	19,291
31	Consol Energy, Inc.	1,226
76	Devon Energy Corp.	5,281
120	El Paso Corp.	1,735
42	EOG Resources, Inc.	2,988
977	Exxon Mobil Corp.	73,742
46	Hess Corp.	2,573
18	Kinder Morgan, Inc.	1,962
59	Marathon Oil Corp.	5,868
32	Murphy Oil Corp.	1,720
144	Occidental Petroleum Corp.	7,094
45	Peabody Energy Corp.	1,828
108	Spectra Energy Corp.	2,832
21	Sunoco, Inc.	1,467
104	Valero Energy Corp.	6,688
103	Williams Cos., Inc.	2,921
63	XTO Energy, Inc.	3,462

		179,679

	Paper & Forest Products — 0.3%
78	International Paper Co.	2,828
31	MeadWestvaco Corp.	966
36	Weyerhaeuser Co.	2,710

		6,504

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
 (Amounts in thousands)

Shares	Security Description	Value ($)

	Personal Products — 0.2%
76	Avon Products, Inc.	2,821
20	Estee Lauder Cos., Inc. (The)	975

		3,796

	Pharmaceuticals — 6.2%
265	Abbott Laboratories	14,781
26	Allergan, Inc.	2,925
18	Barr Pharmaceuticals, Inc. (a)	848
347	Bristol-Myers Squibb Co.	9,624
169	Eli Lilly & Co.	9,097
55	Forest Laboratories, Inc. (a)	2,807
497	Johnson & Johnson	29,938
42	King Pharmaceuticals, Inc. (a)	821
372	Merck & Co., Inc.	16,427
42	Mylan Laboratories, Inc.	888
1,217	Pfizer, Inc.	30,731
255	Schering-Plough Corp.	6,515
18	Watson Pharmaceuticals, Inc. (a)	465
231	Wyeth	11,562

		137,429

	Real Estate Investment Trusts (REITs) — 1.3%
17	Apartment Investment & Management Co.	966
38	Archstone-Smith Trust	2,053
14	AvalonBay Communities, Inc.	1,771
20	Boston Properties, Inc.	2,397
22	Developers Diversified Realty Corp.	1,373
50	Equity Residential	2,434
90	Host Hotels & Resorts, Inc.	2,372
39	Kimco Realty Corp.	1,891
30	Plum Creek Timber Co., Inc.	1,200
44	ProLogis	2,856
21	Public Storage, Inc.	1,994
38	Simon Property Group, Inc.	4,232
22	Vornado Realty Trust	2,671

		28,210

	Real Estate Management & Development — 0.1%
32	CB Richard Ellis Group, Inc., Class A (a)	1,096
37	Realogy Corp. (a)	1,106

		2,202

	Road & Rail — 0.8%
62	Burlington Northern Santa Fe Corp.	4,956
75	CSX Corp.	3,003
68	Norfolk Southern Corp.	3,449
10	Ryder System, Inc.	514
46	Union Pacific Corp.	4,720

		16,642

	Semiconductors & Semiconductor Equipment — 2.3%
95	Advanced Micro Devices, Inc. (a)	1,244
61	Altera Corp. (a)	1,223
57	Analog Devices, Inc.	1,976
240	Applied Materials, Inc.	4,393
81	Broadcom Corp., Class A (a)	2,596
990	Intel Corp.	18,939
34	KLA-Tencor Corp.	1,828
51	Linear Technology Corp.	1,623
132	LSI Logic Corp. (a)	1,376
55	Maxim Integrated Products, Inc.	1,619
130	Micron Technology, Inc. (a)	1,565
49	National Semiconductor Corp.	1,175
22	Novellus Systems, Inc. (a)	691
61	NVIDIA Corp. (a)	1,757
36	PMC-Sierra, Inc. (a)	256
33	Teradyne, Inc. (a)	539
248	Texas Instruments, Inc.	7,458
57	Xilinx, Inc.	1,466

		51,724

	Software — 3.2%
101	Adobe Systems, Inc. (a)	4,212
40	Autodesk, Inc. (a)	1,496
35	BMC Software, Inc. (a)	1,078
71	CA, Inc.	1,830
31	Citrix Systems, Inc. (a)	993
56	Compuware Corp. (a)	528
53	Electronic Arts, Inc. (a)	2,680
59	Intuit, Inc. (a)	1,609
1,479	Microsoft Corp.	41,228
58	Novell, Inc. (a)	420
685	Oracle Corp. (a)	12,419
159	Symantec Corp. (a)	2,746

		71,239

	Specialty Retail — 2.0%
15	Abercrombie & Fitch Co.	1,147
26	AutoNation, Inc. (a)	549
9	AutoZone, Inc. (a)	1,093
49	Bed Bath & Beyond, Inc. (a)	1,954
69	Best Buy Co., Inc.	3,386

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
 (Amounts in thousands)

Shares	Security Description	Value ($)

24	Circuit City Stores, Inc.	453
90	Gap, Inc. (The)	1,557
350	Home Depot, Inc.	12,872
59	Limited Brands, Inc.	1,530
261	Lowe’s Cos., Inc.	8,232
47	Office Depot, Inc. (a)	1,668
13	OfficeMax, Inc.	679
23	RadioShack Corp.	632
19	Sherwin-Williams Co. (The)	1,265
123	Staples, Inc.	3,180
23	Tiffany & Co.	1,056
78	TJX Cos., Inc.	2,106

		43,359

	Textiles, Apparel & Luxury Goods — 0.5%
64	Coach, Inc. (a)	3,181
19	Jones Apparel Group, Inc.	572
18	Liz Claiborne, Inc.	761
32	Nike, Inc., Class B	3,448
11	Polo Ralph Lauren Corp.	927
15	V.F. Corp.	1,277

		10,166

	Thrifts & Mortgage Finance — 1.3%
101	Countrywide Financial Corp.	3,406
166	Fannie Mae	9,069
119	Freddie Mac	7,077
85	Hudson City Bancorp, Inc.	1,162
14	MGIC Investment Corp.	840
62	Sovereign Bancorp, Inc.	1,577
153	Washington Mutual, Inc.	6,163

		29,294

	Tobacco — 1.6%
360	Altria Group, Inc.	31,634
29	Reynolds American, Inc.	1,837
28	UST, Inc.	1,599

		35,070

	Trading Companies & Distributors — 0.0% (g)
12	WW Grainger, Inc.	950

	Wireless Telecommunication Services — 0.6%
62	ALLTEL Corp.	3,834
498	Sprint Nextel Corp.	9,447

		13,281

	Total Common Stocks (Cost $1,081,016)	2,182,986

	Short-Term Investment — 1.0%
	Investment Company — 1.0%
22,050	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $22,050)	22,050

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 3.8%
	Certificate of Deposit — 0.1%
2,499	Calyon, New York, FRN, 5.40%, 03/15/10	2,499

	Corporate Notes — 3.7%
5,000	Allstate Life Global Funding II, FRN, 5.30%, 04/30/08	5,000
6,100	American Express Credit Corp., FRN, 5.33%, 01/15/08	6,100
5,500	BBVA Senior Finance S.A., FRN, 5.39%, 03/12/10	5,500
4,996	Beta Finance, Inc., FRN, 5.39%, 02/20/09	4,996
10,000	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	10,000
6,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	6,000
5,000	Goldman Sachs Group, Inc., FRN, 5.55%, 03/28/08	5,000
4,225	HBOS Treasury Services plc, FRN, 5.39%, 04/30/08	4,225
3,500	La Caixa Catalunya, FRN, 5.40%, 04/28/08	3,500
2,999	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	2,999
6,000	Metropolitan Life Global Funding, FRN, 5.31%, 04/30/08	6,000
5,000	Monumental Global Funding, FRN, 5.41%, 03/29/10	5,000
2,500	Morgan Stanley, FRN, 5.62%, 04/30/08	2,500
5,002	Nationwide Building Society, FRN, 5.31%, 04/30/08	5,002
	Pricoa Global Funding I,
5,000	FRN, 5.31%, 04/30/08	5,000
1,000	FRN, 5.41%, 12/15/09	1,000
3,000	Sigma Finance, Inc., FRN, 5.37%, 01/17/08	3,000

		80,822

	Repurchase Agreement — 0.0% (g)
883	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $884, collateralized by U.S. Government Agency Mortgages	883

	Total Investments of Cash Collateral for Securities on Loan (Cost $84,204)	84,204

	Total Investments — 103.9% (Cost $1,187,270)	2,289,240
	Liabilities in Excess of Other Assets — (3.9)%	(84,965)

	NET ASSETS — 100.0%	$2,204,275

Percentages indicated are based on net assets.

JPMorgan Equity Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
 (Amounts in thousands)

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/07 (USD)	UNREALIZED APPRECIATION (USD)

	Long Futures Outstanding
56	S&P 500 Index	June, 2007	$20,037	$248

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with the brokers as initial margin for future contracts.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(q)	Investment in affiliate. This security is included in an index in which the Portfolio, as an index fund, invests.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.
USD	United States Dollar.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,148,348
Aggregate gross unrealized depreciation	(46,378)

Net unrealized appreciation/depreciation	$1,101,970

Federal income tax cost of investments	$1,187,270

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.9%
	Common Stocks — 98.9%
	Aerospace & Defense — 0.8%
49	Armor Holdings, Inc. (a)	3,286
36	Precision Castparts Corp.	3,777

		7,063

	Airlines — 2.2%
196	AMR Corp. (a)	5,980
112	Continental Airlines, Inc., Class B (a)	4,083
137	UAL Corp. (a)	5,233
112	US Airways Group, Inc. (a)	5,108

		20,404

	Auto Components — 0.6%
74	BorgWarner, Inc.	5,596

	Automobiles — 0.3%
55	Harley-Davidson, Inc.	3,202

	Beverages — 0.4%
43	Molson Coors Brewing Co., Class B	4,040

	Capital Markets — 2.6%
98	A.G. Edwards, Inc.	6,752
128	American Capital Strategies Ltd.	5,676
126	Ameriprise Financial, Inc.	7,223
32	Bear Stearns Cos., Inc. (The)	4,841

		24,492

	Chemicals — 1.4%
93	Albemarle Corp.	3,861
193	Celanese Corp., Class A	5,937
104	Lyondell Chemical Co.	3,126

		12,924

	Commercial Banks — 2.5%
113	Comerica, Inc.	6,699
215	Keycorp	8,060
65	PNC Financial Services Group, Inc.	4,685
128	Regions Financial Corp.	4,513

		23,957

	Commercial Services & Supplies — 1.9%
46	Avery Dennison Corp.	2,962
80	Herman Miller, Inc.	2,666
84	Manpower, Inc.	6,226
178	R.R. Donnelley & Sons Co.	6,524

		18,378

	Communications Equipment — 0.3%
82	Polycom, Inc. (a)	2,743

	Computers & Peripherals — 1.7%
284	Brocade Communications Systems, Inc. (a)	2,705
88	Lexmark International, Inc., Class A (a)	5,133
137	NCR Corp. (a)	6,521
123	Western Digital Corp. (a)	2,069

		16,428

	Consumer Finance — 0.9%
134	AmeriCredit Corp. (a)	3,070
116	First Marblehead Corp. (The)	5,216

		8,286

	Diversified Consumer Services — 0.8%
361	Service Corp. International	4,283
79	Sotheby’s	3,518

		7,801

	Diversified Financial Services — 0.8%
135	CIT Group, Inc.	7,118

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Diversified Telecommunication Services — 2.4%
136	AT&T, Inc.	5,368
136	CenturyTel, Inc.	6,132
127	Embarq Corp.	7,168
505	Qwest Communications International, Inc. (a)	4,543

		23,211

	Electric Utilities — 2.3%
196	American Electric Power Co., Inc.	9,570
60	FirstEnergy Corp.	3,981
87	FPL Group, Inc.	5,334
103	Westar Energy, Inc.	2,826

		21,711

	Electrical Equipment — 1.4%
58	Acuity Brands, Inc.	3,179
101	Cooper Industries Ltd., Class A	4,544
54	General Cable Corp. (a)	2,880
36	Genlyte Group, Inc. (a)	2,526

		13,129

	Electronic Equipment & Instruments — 1.0%
165	Avnet, Inc. (a)	5,949
40	Mettler-Toledo International, Inc. (Switzerland) (a)	3,618

		9,567

	Energy Equipment & Services — 2.7%
108	Cameron International Corp. (a)	6,775
56	ENSCO International, Inc.	3,035
100	National Oilwell Varco, Inc. (a)	7,779
34	SEACOR Holdings, Inc. (a)	3,336
74	Tidewater, Inc.	4,335

		25,260

	Food & Staples Retailing — 1.1%
367	Kroger Co. (The)	10,379

	Food Products — 1.3%
303	ConAgra Foods, Inc.	7,553
96	H.J. Heinz Co.	4,528

		12,081

	Gas Utilities — 1.8%
85	AGL Resources, Inc.	3,648
78	Energen Corp.	3,987
131	ONEOK, Inc.	5,895
126	UGI Corp.	3,355

		16,885

	Health Care Equipment & Supplies — 0.4%
66	Kinetic Concepts, Inc. (a)	3,332

	Health Care Providers & Services — 5.2%
102	Aetna, Inc.	4,471
145	AmerisourceBergen Corp.	7,670
61	Cigna Corp.	8,645
75	Coventry Health Care, Inc. (a)	4,176
123	Humana, Inc. (a)	7,119
94	Laboratory Corp. of America Holdings (a)	6,842
90	McKesson Corp.	5,269
55	WellCare Health Plans, Inc. (a)	4,646

		48,838

	Hotels, Restaurants & Leisure — 2.7%
201	Brinker International, Inc.	6,588
128	Darden Restaurants, Inc.	5,280
58	International Speedway Corp., Class A	2,988
45	Jack in the Box, Inc. (a)	3,090
138	Yum! Brands, Inc.	7,988

		25,934

	Household Durables — 1.5%
86	Jarden Corp. (a)	3,282
73	Snap-On, Inc.	3,497
76	Stanley Works (The)	4,224
106	Tempur-Pedic International, Inc.	2,755

		13,758

	Household Products — 0.6%
68	Energizer Holdings, Inc. (a)	5,826

	Independent Power Producers & Energy Traders — 2.2%
191	Mirant Corp. (a)	7,724
109	NRG Energy, Inc. (a)	7,867
83	TXU Corp.	5,304

		20,895

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Insurance — 3.4%
168	American Financial Group, Inc.	5,703
115	Assurant, Inc.	6,148
13	Markel Corp. (a)	6,060
105	Nationwide Financial Services, Inc.	5,639
75	Philadelphia Consolidated Holding Co. (a)	3,304
162	W.R. Berkley Corp.	5,367

		32,221

	Internet & Catalog Retail — 0.6%
259	Expedia, Inc. (a)	5,994

	Internet Software & Services — 0.3%
47	Digital River, Inc. (a)	2,597

	IT Services — 3.1%
95	Alliance Data Systems Corp. (a)	5,848
218	Convergys Corp. (a)	5,542
256	Electronic Data Systems Corp.	7,078
189	Sabre Holdings Corp., Class A	6,183
157	Total System Services, Inc.	4,991

		29,642

	Leisure Equipment & Products — 1.5%
214	Hasbro, Inc.	6,128
300	Mattel, Inc.	8,279

		14,407

	Life Sciences Tools & Services — 1.6%
200	Thermo Fisher Scientific, Inc. (a)	9,327
104	Waters Corp. (a)	6,055

		15,382

	Machinery — 4.8%
52	Cummins, Inc.	7,564
96	Eaton Corp.	7,980
102	Manitowoc Co., Inc. (The)	6,499
120	PACCAR, Inc.	8,808
82	Parker-Hannifin Corp.	7,086
108	Terex Corp. (a)	7,736

		45,673

	Media — 3.0%
223	DIRECTV Group, Inc. (The) (a)	5,154
135	Gannett Co., Inc.	7,616
101	Marvel Entertainment, Inc. (a)	2,811
69	McGraw-Hill Cos., Inc. (The)	4,307
59	Meredith Corp.	3,363
47	Omnicom Group, Inc.	4,853

		28,104

	Metals & Mining — 4.3%
51	Allegheny Technologies, Inc.	5,441
32	Carpenter Technology Corp.	3,804
154	Commercial Metals Co.	4,819
26	Freeport-McMoRan Copper & Gold, Inc., Class B	1,712
78	Nucor Corp.	5,074
86	Southern Copper Corp.	6,148
126	Steel Dynamics, Inc.	5,452
84	United States Steel Corp.	8,310

		40,760

	Multi-Utilities — 2.5%
341	CenterPoint Energy, Inc.	6,112
93	OGE Energy Corp.	3,601
138	Sempra Energy	8,389
240	Xcel Energy, Inc.	5,928

		24,030

	Multiline Retail — 3.0%
131	Big Lots, Inc. (a)	4,095
99	Dollar Tree Stores, Inc. (a)	3,797
109	J.C. Penney Co., Inc.	8,972
66	Kohl’s Corp. (a)	5,079
128	Nordstrom, Inc.	6,776

		28,719

	Office Electronics — 0.9%
480	Xerox Corp. (a)	8,104

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Oil, Gas & Consumable Fuels — 3.9%
141	Frontier Oil Corp.	4,589
64	Holly Corp.	3,801
58	Marathon Oil Corp.	5,690
134	Noble Energy, Inc.	7,993
54	Overseas Shipholding Group, Inc.	3,399
70	Tesoro Corp.	7,010
65	Valero Energy Corp.	4,224

		36,706

	Personal Products — 0.3%
61	NBTY, Inc. (a)	3,214

	Pharmaceuticals — 2.0%
169	Forest Laboratories, Inc. (a)	8,668
343	King Pharmaceuticals, Inc. (a)	6,742
155	Mylan Laboratories, Inc.	3,270

		18,680

	Real Estate Investment Trusts (REITs) — 5.5%
69	Boston Properties, Inc.	8,089
206	CapitalSource, Inc.	5,184
129	Hospitality Properties Trust	6,033
259	HRPT Properties Trust	3,188
133	iStar Financial, Inc.	6,219
96	Nationwide Health Properties, Inc.	3,001
131	ProLogis	8,532
98	Realty Income Corp.	2,749
133	Thornburg Mortgage, Inc.	3,447
141	Ventas, Inc.	5,945

		52,387

	Real Estate Management & Development — 1.3%
181	CB Richard Ellis Group, Inc., Class A (a)	6,193
61	Jones Lang LaSalle, Inc.	6,372

		12,565

	Semiconductors & Semiconductor Equipment — 3.6%
157	Applied Materials, Inc.	2,873
137	Lam Research Corp. (a)	6,504
119	MEMC Electronic Materials, Inc. (a)	7,215
144	Novellus Systems, Inc. (a)	4,608
241	NVIDIA Corp. (a)	6,933
277	ON Semiconductor Corp. (a)	2,470
73	Varian Semiconductor Equipment Associates, Inc. (a)	3,891

		34,494

	Software — 2.1%
194	BMC Software, Inc. (a)	5,965
318	Cadence Design Systems, Inc. (a)	6,705
156	McAfee, Inc. (a)	4,525
113	Sybase, Inc. (a)	2,864

		20,059

	Specialty Retail — 2.4%
192	American Eagle Outfitters, Inc.	5,749
52	AutoZone, Inc. (a)	6,638
71	OfficeMax, Inc.	3,729
100	Sherwin-Williams Co. (The)	6,625

		22,741

	Textiles, Apparel & Luxury Goods — 0.7%
109	Jones Apparel Group, Inc.	3,334
59	Phillips-Van Heusen Corp.	3,440

		6,774

	Thrifts & Mortgage Finance — 1.8%
111	Countrywide Financial Corp.	3,720
66	Downey Financial Corp.	4,279
83	PMI Group, Inc. (The)	3,731
103	Radian Group, Inc.	5,664

		17,394

	Tobacco — 2.0%
100	Loews Corp. - Carolina Group	7,551
75	Reynolds American, Inc.	4,650
120	UST, Inc.	6,958

		19,159

	Trading Companies & Distributors — 0.5%
75	WESCO International, Inc. (a)	4,696

	Total Common Stocks (Cost $763,067)	937,740

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Short-Term Investment — 1.1%
	Investment Company — 1.1%
10,898	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $10,898)	10,898

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 10.7%
	Certificates of Deposit — 1.5%
2,499	Calyon, New York, FRN, 5.40%, 03/15/10	2,499
6,499	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	6,499
5,000	Deutsche Bank, New York, FRN, 5.53%, 01/22/08	5,000

		13,998

	Corporate Notes — 7.0%
2,000	Allstate Life Global Funding II, FRN, 5.30%, 04/30/08	2,000
5,000	American Express Credit Corp., FRN, 5.33%, 01/15/08	5,000
4,000	Anglo Irish Bank Corp. plc, FRN, 5.36%, 04/30/08	4,000
4,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	4,000
4,000	BBVA Senior Finance SA, FRN, 5.39%, 03/12/10	4,000
4,000	Caixa Catal, FRN, 5.40%, 04/28/08	4,000
5,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	5,000
4,999	K2 (USA) LLC, FRN, 5.39%, 02/15/08	4,999
4,999	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	4,999
4,000	Macquarie Bank Ltd., FRN, 5.34%, 04/30/08	4,000
4,000	Monumental Global Funding, FRN, 5.41%, 03/29/10	4,000
4,500	Morgan Stanley, FRN, 5.62%, 04/30/08	4,500
5,999	National City Bank, Cleveland, FRN, 5.33%, 10/04/07	5,999
5,000	National Rural Utilities Cooperative Finance Corp., FRN, 5.30%, 04/30/08	5,000
5,000	Pricoa Global Funding I, FRN, 5.31%, 04/30/08	5,000

		66,497

JPMorgan Intrepid Mid Cap Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Repurchase Agreements — 2.2%
5,955	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $5,957, collateralized by U.S. Government Agency Mortgages	5,955
15,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $15,007, collateralized by U.S. Government Agency Mortgages	15,000

		20,955

	Total Investments of Cash Collateral for Securities on Loan (Cost $101,450)	101,450

	Total Investments — 110.7% (Cost $875,415)	1,050,088
	Liabilities in Excess of Other Assets — (10.7)%	(101,811)

	NET ASSSETS — 100.0%	$948,277

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$183,157
Aggregate gross unrealized depreciation		(8,484)

Net unrealized appreciation/depreciation		$174,673

Federal income tax cost of investments		$875,415

JPMorgan Investor Balanced Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Investment Companies — 99.8% (b)
15,137	JPMorgan Core Bond Fund	160,901
28,096	JPMorgan Core Plus Bond Fund	217,747
2,159	JPMorgan Emerging Markets Debt Fund	19,150
17,029	JPMorgan Government Bond Fund	171,994
17,298	JPMorgan High Yield Bond Fund	148,418
8,980	JPMorgan Intermediate Bond Fund	92,946
478	JPMorgan International Equity Fund	18,376
4,488	JPMorgan International Equity Index Fund	130,606
4,115	JPMorgan Intrepid America Fund	117,184
2,802	JPMorgan Intrepid Growth Fund	64,889
1,108	JPMorgan Intrepid Long/Short Fund	19,027
2,032	JPMorgan Intrepid Mid Cap Fund	36,994
2,569	JPMorgan Large Cap Growth Fund (a)	44,266
5,443	JPMorgan Large Cap Value Fund	94,106
18,029	JPMorgan Liquid Assets Money Market Fund (m)	18,029
5,773	JPMorgan Market Expansion Index Fund	74,410
13,398	JPMorgan Multi-Cap Market Neutral Fund	150,060
1,964	JPMorgan Real Return Fund	18,794
3,836	JPMorgan Short Duration Bond Fund	40,394
9,068	JPMorgan U.S. Equity Fund	104,007
4,077	JPMorgan U.S. Large Cap Core Plus Fund	78,813
792	JPMorgan U.S. Real Estate Fund	18,135
2,250	JPMorgan Ultra Short Duration Bond Fund	21,982

	Total Investments — 99.8%
	(Cost $1,658,265)	1,861,228
	Other Assets in Excess of Liabilities — 0.2%	4,425

	NET ASSETS — 100.0%	$1,865,653

Percentages indicated are based on net assets.

ABBREVIATIONS:
(a) Non-income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., and JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(h) Amount rounds to less than one thousand.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$208,762
Aggregate gross unrealized depreciation	(5,799)

Net unrealized appreciation/depreciation	$202,963

Federal income tax cost of investments	$1,658,265

JPMorgan Investor Conservative Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Investment Companies — 99.7% (b)
8,182	JPMorgan Core Bond Fund	86,975
12,045	JPMorgan Core Plus Bond Fund	93,348
884	JPMorgan Emerging Markets Debt Fund	7,844
7,473	JPMorgan Government Bond Fund	75,480
6,188	JPMorgan High Yield Bond Fund	53,091
5,870	JPMorgan Intermediate Bond Fund	60,759
793	JPMorgan International Equity Index Fund	23,085
930	JPMorgan Intrepid America Fund	26,475
741	JPMorgan Intrepid Growth Fund	17,170
441	JPMorgan Intrepid Long/Short Fund	7,576
813	JPMorgan Intrepid Mid Cap Fund	14,808
395	JPMorgan Large Cap Growth Fund (a)	6,806
1,138	JPMorgan Large Cap Value Fund	19,672
15,593	JPMorgan Liquid Assets Money Market Fund (m)	15,593
5,461	JPMorgan Multi-Cap Market Neutral Fund	61,164
807	JPMorgan Real Return Fund	7,725
7,342	JPMorgan Short Duration Bond Fund	77,314
2,156	JPMorgan U.S. Equity Fund	24,734
1,429	JPMorgan U.S. Large Cap Core Plus Fund	27,622
331	JPMorgan U.S. Real Estate Fund	7,571
4,768	JPMorgan Ultra Short Duration Bond Fund	46,579

	Total Investments — 99.7% (Cost $718,032)	761,391
	Other Assets In Excess of Liabilities — 0.3%	2,481

	NET ASSETS — 100.0%	$763,872

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)

Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation		$47,690
Aggregate gross unrealized depreciation		(4,331)

Net unrealized appreciation/depreciation		$43,359

Federal income tax cost of investments		$718,032

JPMorgan Investor Growth & Income Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Investment Companies — 99.8% (b)
8,941	JPMorgan Core Bond Fund	95,044
20,508	JPMorgan Core Plus Bond Fund	158,933
2,292	JPMorgan Emerging Markets Debt Fund	20,331
8,796	JPMorgan Government Bond Fund	88,837
18,897	JPMorgan High Yield Bond Fund	162,133
2,338	JPMorgan Intermediate Bond Fund	24,197
1,546	JPMorgan International Equity Fund	59,425
4,971	JPMorgan International Equity Index Fund	144,653
5,276	JPMorgan Intrepid America Fund	150,269
3,500	JPMorgan Intrepid Growth Fund	81,049
1,189	JPMorgan Intrepid Long/Short Fund	20,407
4,456	JPMorgan Intrepid Mid Cap Fund	81,143
8,276	JPMorgan Large Cap Growth Fund (a)	142,596
10,743	JPMorgan Large Cap Value Fund	185,750
19,589	JPMorgan Liquid Assets Money Market Fund (m)	19,589
7,882	JPMorgan Market Expansion Index Fund	101,599
14,604	JPMorgan Multi-Cap Market Neutral Fund	163,564
2,174	JPMorgan Real Return Fund	20,718
1,660	JPMorgan Small Cap Value Fund	40,410
17,051	JPMorgan U.S. Equity Fund	195,576
2,786	JPMorgan U.S. Large Cap Core Plus Fund	53,860
878	JPMorgan U.S. Real Estate Fund	20,093

	Total Investments — 99.8% (Cost $1,725,601)	2,030,176
	Other Assets in Excess of Liabilities — 0.2%	4,352

	NET ASSETS — 100.0%	$2,034,528

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) Non-income producing security.

(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$305,297
Aggregate gross unrealized depreciation	(722)

Net unrealized appreciation/depreciation	$304,575

Federal income tax cost of investments	$1,725,601

JPMorgan Investor Growth Fund
Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Investment Companies — 99.9% (b)
3,581	JPMorgan Core Bond Fund	38,067
1,642	JPMorgan Emerging Markets Debt Fund	14,569
5,067	JPMorgan High Yield Bond Fund	43,473
1,517	JPMorgan International Equity Fund	58,300
5,044	JPMorgan International Equity Index Fund	146,770
4,856	JPMorgan Intrepid America Fund	138,305
3,299	JPMorgan Intrepid Growth Fund	76,414
848	JPMorgan Intrepid Long/Short Fund	14,560
4,802	JPMorgan Intrepid Mid Cap Fund	87,445
7,560	JPMorgan Large Cap Growth Fund (a)	130,264
10,318	JPMorgan Large Cap Value Fund	178,399
15,689	JPMorgan Liquid Assets Money Market Fund (m)	15,689
6,789	JPMorgan Market Expansion Index Fund	87,513
10,467	JPMorgan Multi-Cap Market Neutral Fund	117,235
1,543	JPMorgan Real Return Fund	14,702
1,790	JPMorgan Small Cap Value Fund	43,595
15,339	JPMorgan U.S. Equity Fund	175,943
2,011	JPMorgan U.S. Large Cap Core Plus Fund	38,871
628	JPMorgan U.S. Real Estate Fund	14,371
2,088	JPMorgan Ultra Short Duration Bond Fund	20,396

	Total Investments — 99.9% (Cost $1,204,313)	1,454,881
	Other Assets in Excess of Liabilities — 0.1%	1,205

	NET ASSETS — 100.0%	$1,456,086

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a) Non-Income producing security.
(b)

Investment in affiliate. Fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc., JPMorgan Investment Advisors Inc. or Security Capital Research & Management, Incorporated.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$251,051
Aggregate gross unrealized depreciation	(483)

Net unrealized appreciation/depreciation	$250,568

Federal income tax cost of investments	$1,204,313

JPMorgan Large Cap Growth Fund

Schedule of Porfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.7%
	Common Stocks — 99.7%
	Aerospace & Defense — 7.5%
371	Boeing Co.	32,950
275	General Dynamics Corp.	21,007
253	Lockheed Martin Corp.	24,546

		78,503

	Beverages — 0.7%
114	PepsiCo, Inc.	7,240

	Biotechnology — 4.6%
414	Celgene Corp. (a)	21,719
106	Genentech, Inc. (a)	8,692
234	Gilead Sciences, Inc. (a)	17,900

		48,311

	Capital Markets — 6.4%
166	Franklin Resources, Inc.	20,058
112	Goldman Sachs Group, Inc.	23,101
482	Lazard Ltd., Class A (Bermuda)	24,196

		67,355

	Chemicals — 4.3%
508	Monsanto Co.	27,909
283	Praxair, Inc.	17,809

		45,718

	Commercial Services & Supplies — 1.3%
354	Robert Half International, Inc.	13,113

	Communications Equipment — 4.3%
1,284	Cisco Systems, Inc. (a)	32,791
94	Research In Motion Ltd. (Canada) (a)	12,775

		45,566

	Computers & Peripherals — 7.0%
306	Apple, Inc. (a)	28,440
878	Hewlett-Packard Co.	35,259
112	International Business Machines Corp.	10,547

		74,246

	Construction Materials — 1.0%
93	Vulcan Materials Co.	10,833

	Consumer Finance — 0.7%
172	First Marblehead Corp. (The)	7,712

	Diversified Financial Services — 3.9%
148	Bank of America Corp.	7,566
49	Chicago Mercantile Exchange Holdings, Inc., Class A	25,920
66	IntercontinentalExchange, Inc. (a)	8,054

		41,540

	Electrical Equipment — 1.7%
332	Roper Industries, Inc.	18,209

	Energy Equipment & Services — 2.5%
268	Schlumberger Ltd.	18,484
167	Smith International, Inc.	8,041

		26,525

	Food & Staples Retailing — 3.1%
448	CVS/Caremark Corp.	15,301
485	Safeway, Inc.	17,763

		33,064

	Health Care Providers & Services — 2.2%
136	AmerisourceBergen Corp.	7,179
222	Laboratory Corp. of America Holdings (a)	16,142

		23,321

	Hotels, Restaurants & Leisure — 4.1%
530	Marriott International, Inc., Class A	25,944
388	McDonald’s Corp.	17,488

		43,432

	Industrial Conglomerates — 0.8%
234	General Electric Co.	8,288

	Insurance — 1.9%
170	Lincoln National Corp.	11,552
17	Markel Corp. (a)	8,242

		19,794

	Internet Software & Services — 6.5%
296	Akamai Technologies, Inc. (a)	14,786
95	Google, Inc., Class A (a)	43,317

JPMorgan Large Cap Growth Fund

Schedule of Porfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

336	Yahoo!, Inc. (a)	10,498

		68,601

	IT Services — 3.8%
286	Automatic Data Processing, Inc.	13,828
300	Cognizant Technology Solutions Corp., Class A (a)	26,490

		40,318

	Life Sciences Tools & Services — 1.2%
271	Thermo Fisher Scientific, Inc. (a)	12,688

	Media — 1.2%
563	DIRECTV Group, Inc. (The) (a)	12,984

	Metals & Mining — 0.6%
164	Cia Vale do Rio Doce ADR (Brazil)	6,077

	Multiline Retail — 1.2%
245	Nordstrom, Inc.	12,960

	Oil, Gas & Consumable Fuels — 0.8%
126	Valero Energy Corp.	8,119

	Pharmaceuticals — 5.0%
93	Allergan, Inc.	10,284
209	AstraZeneca plc ADR (United Kingdom)	11,186
60	Johnson & Johnson	3,606
181	Novartis AG ADR (Switzerland)	9,872
359	Wyeth	17,961

		52,909

	Real Estate Management & Development — 1.2%
375	CB Richard Ellis Group, Inc., Class A (a)	12,831

	Road & Rail — 2.6%
198	Burlington Northern Santa Fe Corp.	15,949
216	Norfolk Southern Corp.	10,925

		26,874

	Semiconductors & Semiconductor Equipment — 2.8%
184	Lam Research Corp. (a)	8,720
227	MEMC Electronic Materials, Inc. (a)	13,758
236	NVIDIA Corp. (a)	6,786

		29,264

	Software — 2.8%
128	Intuit, Inc. (a)	3,494
490	Microsoft Corp.	13,645
660	Oracle Corp. (a)	11,966

		29,105

	Specialty Retail — 4.5%
211	Best Buy Co., Inc.	10,275
536	CarMax, Inc. (a)	13,159
541	Staples, Inc.	13,980
374	TJX Cos., Inc.	10,080

		47,494

	Tobacco — 3.2%
384	Altria Group, Inc.	33,754

	Wireless Telecommunication Services — 4.3%
557	America Movil S.A. de C.V., Series L, ADR (Mexico)	26,638
589	Crown Castle International Corp. (a)	18,929

		45,567

	Total Common Stocks (Cost $768,052)	1,052,315

	Short-Term Investment — 0.4%
	Investment Company — 0.4%
3,900	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $3,900)	3,900

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 6.6%
	Certificates of Deposit — 0.4%
1,999	Calyon, New York, FRN, 5.40%, 03/15/10	1,999
400	Natexis Banques Populaires, New York, FRN, 5.34%, 08/07/07	400
2,000	Skandia, New York, FRN, 5.33%, 08/27/07	2,000

		4,399

	Corporate Notes — 3.1%
3,000	Allstate Life Global Funding II, FRN, 5.30%, 04/30/08	3,000
3,000	BBVA Senior Finance S.A., FRN, 5.39%, 03/12/10	3,000
2,998	Beta Finance, Inc., FRN, 5.39%, 02/20/09	2,998
3,400	CDC Financial Products, Inc., FRN, 5.49%, 04/30/07	3,400
5,000	First Tennessee Bank, FRN, 5.33%, 04/30/08	5,000
4,000	General Electric Capital Corp. FRN, 5.40%, 03/12/10	4,000
2,000	La Caixa Catalunya, FRN, 5.40%, 04/28/08	2,000

JPMorgan Large Cap Growth Fund

Schedule of Porfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

3,750	Metropolitan Life Global Funding, FRN, 5.31%, 04/30/08	3,750
3,500	Monumental Global Funding, FRN, 5.41%, 03/29/10	3,500
2,500	Morgan Stanley, Inc., FRN, 5.62%, 04/30/08	2,500

		33,148

	Repurchase Agreements — 2.5%
3,349	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $3,351, collateralized by U.S. Government Agency Mortgages	3,349
10,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $10,005, collateralized by U.S. Government Agency Mortgages	10,000
13,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $13,006, collateralized by U.S. Government Agency Mortgages	13,000

		26,349

	Time Deposits — 0.6%
2,000	Northern Rock plc, 5.32%, 05/15/07	2,000
4,000	Sun Trust Bank, Atlanta, FRN 5.33%, 07/30/07	4,000

		6,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $69,896)	69,896

	Total Investments — 106.7% (Cost $841,848)	1,126,111
	Liabilities in Excess of Other Assets — (6.7)%	(71,037)

	NET ASSETS — 100.0%	1,055,074

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Advisors Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

ADR	American Depository Receipt
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$295,631
Aggregate gross unrealized depreciation	(11,368)

Net unrealized appreciation/depreciation	$284,263

Federal income tax cost of investments	$841,848

JPMorgan Large Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.5%
	Common Stocks — 99.5%
	Aerospace & Defense — 1.7%
142	Honeywell International, Inc.	6,526
47	L-3 Communications Holdings, Inc.	4,120
159	Spirit AeroSystems Holdings, Inc., Class A (a)	5,074

		15,720

	Capital Markets — 3.6%
118	Bank of New York Co., Inc. (The)	4,769
159	Morgan Stanley	12,546
1,139	TD AMERITRADE Holding Corp. (a)	16,948

		34,263

	Chemicals — 2.4%
127	Dow Chemical Co. (The)	5,829
121	Praxair, Inc.	7,617
176	Rohm & Haas Co.	9,113

		22,559

	Commercial Banks — 6.6%
131	Fifth Third Bancorp	5,049
144	Marshall & Ilsley Corp.	6,669
114	SunTrust Banks, Inc.	9,466
287	U.S. Bancorp	10,051
313	Wachovia Corp.	17,253
397	Wells Fargo & Co.	13,676

		62,164

	Communications Equipment — 2.2%
716	Corning, Inc. (a)	16,275
276	Motorola, Inc.	4,879

		21,154

	Consumer Finance — 0.8%
106	Capital One Financial Corp.	8,021

	Containers & Packaging — 0.4%
83	Ball Corp.	3,810

	Diversified Financial Services — 9.6%
867	Bank of America Corp.	44,210
63	CIT Group, Inc.	3,313
853	Citigroup, Inc.	43,773

		91,296

	Diversified Telecommunication Services — 5.2%
332	AT&T, Inc.	13,091
940	Verizon Communications, Inc.	35,656

		48,747

	Electric Utilities — 2.7%
254	Edison International	12,489
185	Northeast Utilities	6,053
408	Sierra Pacific Resources (a)	7,096

		25,638

	Electronic Equipment & Instruments — 0.4%
91	Arrow Electronics, Inc. (a)	3,431

	Energy Equipment & Services — 1.9%
94	Baker Hughes, Inc.	6,243
233	Halliburton Co.	7,402
98	Weatherford International Ltd. (a)	4,433

		18,078

	Food & Staples Retailing — 0.7%
159	SUPERVALU, Inc.	6,224

	Food Products — 0.9%
92	Kellogg Co.	4,706
73	Wm. Wrigley Jr. Co.	3,707

		8,413

	Health Care Providers & Services — 1.8%
144	Aetna, Inc.	6,306
133	WellPoint, Inc. (a)	10,770

		17,076

	Household Durables — 0.7%
240	Toll Brothers, Inc. (a)	6,577

	Household Products — 3.1%
471	Procter & Gamble Co.	29,755

	Industrial Conglomerates — 2.7%
713	General Electric Co.	25,212

JPMorgan Large Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Insurance — 6.7%
80	AMBAC Financial Group, Inc.	6,903
61	American International Group, Inc.	4,100
117	Assurant, Inc.	6,284
543	Genworth Financial, Inc.	18,969
76	Hartford Financial Services Group, Inc.	7,219
120	MBIA, Inc.	7,859
143	MetLife, Inc.	9,031
53	RenaissanceRe Holdings Ltd. (Bermuda)	2,632

		62,997

	Internet Software & Services — 0.8%
241	Yahoo!, Inc. (a)	7,525

	Machinery — 1.8%
98	Dover Corp.	4,778
166	Joy Global, Inc.	7,109
81	Kennametal, Inc.	5,497

		17,384

	Media — 3.2%
552	News Corp., Class A	12,772
109	R.H. Donnelley Corp.	7,753
137	Time Warner Cable, Inc., Class A (a)	5,133
258	Time Warner, Inc.	5,078

		30,736

	Metals & Mining — 1.2%
212	Alcan, Inc. (Canada)	11,056

	Multi-Utilities — 4.0%
131	Consolidated Edison, Inc.	6,699
128	Dominion Resources, Inc.	11,362
168	DTE Energy Co.	8,033
115	SCANA Corp.	4,943
266	Xcel Energy, Inc.	6,567

		37,604

	Office Electronics — 0.6%
327	Xerox Corp. (a)	5,518

	Oil, Gas & Consumable Fuels — 11.7%
178	Chevron Corp.	13,157
293	ConocoPhillips	20,038
114	Devon Energy Corp.	7,856
672	Exxon Mobil Corp.	50,699
284	Occidental Petroleum Corp.	14,014
117	Peabody Energy Corp.	4,704

		110,468

	Paper & Forest Products — 1.0%
984	Domtar Corp. (Canada) (a)	9,165

	Personal Products — 0.6%
161	Avon Products, Inc.	6,011

	Pharmaceuticals — 5.7%
118	Abbott Laboratories	6,568
403	Merck & Co., Inc.	17,778
255	Pfizer, Inc.	6,449
113	Sepracor, Inc. (a)	5,264
365	Wyeth	18,271

		54,330

	Real Estate Investment Trusts (REITs) — 0.9%
70	Equity Residential	3,386
116	Mack-Cali Realty Corp.	5,520

		8,906

	Road & Rail — 2.5%
77	Burlington Northern Santa Fe Corp.	6,177
241	Norfolk Southern Corp.	12,190
49	Union Pacific Corp.	4,986

		23,353

	Software — 0.6%
337	Symantec Corp. (a)	5,832

	Specialty Retail — 2.3%
219	Advance Auto Parts, Inc.	8,423
510	Staples, Inc.	13,184

		21,607

	Thrifts & Mortgage Finance — 4.0%
142	Countrywide Financial Corp.	4,773
357	Freddie Mac	21,222
209	MGIC Investment Corp.	12,338

		38,333

	Tobacco — 2.0%
210	Altria Group, Inc.	18,467

	Wireless Telecommunication Services — 2.5%
283	Crown Castle International Corp. (a)	9,101
759	Sprint Nextel Corp.	14,385

		23,486

	Total Common Stocks (Cost $757,691)	940,916

JPMorgan Large Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Short-Term Investment— 0.1%
	Investment Company — 0.1%
1,202	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $1,202)	1,202

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 3.5%
	Certificates of Deposit — 0.7%
1,250	Calyon, New York, FRN, 5.40%, 03/15/10	1,250
4,000	Skandi, New York, FRN, 5.33%, 08/27/07	4,000
875	Societe Generale, New York, FRN, 5.31%, 06/20/07	875

		6,125

	Corporate Notes — 1.9%
1,000	Allstate Life Global Funding II, FRN, 5.30%, 04/30/08	1,000
4,000	American Express Credit Corp., FRN, 5.33%, 01/15/08	4,000
1,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	1,000
2,000	BBVA Senior Finance SA, FRN, 5.39%, 03/12/10	2,000
3,200	CDC Financial Products, Inc., FRN, 5.49%, 04/30/07	3,200
1,000	CDC Financial Products, Inc., FRN, 5.49%, 05/30/07	1,000
739	HBOS Treasury Services plc, FRN, 5.39%, 04/30/08	739
1,000	Macquarie Bank Ltd., FRN, 5.34%, 04/30/08	1,000
1,500	Monumental Global Funding, FRN, 5.41%, 03/29/10	1,500
2,500	Morgan Stanley Co., Inc., FRN, 5.62%, 04/30/08	2,500

		17,939

	Repurchase Agreements — 0.7%
5,973	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $5,976, collateralized by U.S. Government Agency Mortgages	5,973
1,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,000, collateralized by U.S. Government Agency Mortgages	1,000

		6,973

	Time Deposit — 0.2%
2,000	Northern Rock plc, 5.32%, 05/15/07	2,000

	Total Investments of Cash Collateral for Securities on Loan (Cost $33,037)	33,037

	Total Investments — 103.1% (Cost $791,930)	975,155
	Liabilities in Excess of Other Assets — (3.1)%	(28,892)

	NET ASSETS — 100.0%	$946,263

Percentages indicated are based on net assets.

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$187,693
Aggregate gross unrealized depreciation	(4,468)

Net unrealized appreciation/depreciation	$183,225

Federal income tax cost of investments	$791,930

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 99.2%
	Common Stocks — 99.2%
	Aerospace & Defense — 2.2%
11	AAR Corp. (a) (m)	294
17	Alliant Techsystems, Inc. (a)	1,530
4	Applied Signal Technology, Inc.	75
40	Armor Holdings, Inc. (a)	2,682
40	Ceradyne, Inc. (a)	2,215
7	Cubic Corp.	158
24	DRS Technologies, Inc.	1,250
6	EDO Corp.	166
20	GenCorp, Inc. (a)	281
15	Moog, Inc., Class A (a)	621
49	Precision Castparts Corp.	5,120
13	Teledyne Technologies, Inc. (a)	503
5	Triumph Group, Inc.	282

		15,177

	Air Freight & Logistics — 0.5%
21	EGL, Inc. (a)	839
47	Expeditors International of Washington, Inc.	1,922
6	Forward Air Corp.	210
16	HUB Group, Inc., Class A (a)	467

		3,438

	Airlines — 0.5%
40	Alaska Air Group, Inc. (a)	1,512
10	Frontier Airlines Holdings, Inc. (a)	57
11	Mesa Air Group, Inc. (a)	80
56	Skywest, Inc.	1,514

		3,163

	Auto Components — 0.9%
123	ArvinMeritor, Inc.	2,236
7	Bandag, Inc.	342
18	BorgWarner, Inc.	1,371
4	Drew Industries, Inc. (a)	128
33	Gentex Corp.	540
18	Lear Corp. (a)	656
14	Modine Manufacturing Co.	322
5	Standard Motor Products, Inc.	77
10	Superior Industries International, Inc.	199

		5,871

	Automobiles — 0.4%
5	Coachmen Industries, Inc.	54
22	Fleetwood Enterprises, Inc. (a)	171
11	Monaco Coach Corp.	172
53	Thor Industries, Inc.	2,100
13	Winnebago Industries, Inc.	454

		2,951

	Beverages — 0.2%
8	Hansen Natural Corp. (a)	316
42	PepsiAmericas, Inc.	940

		1,256

	Biotechnology — 1.3%
24	Arqule, Inc. (a)	180
39	Cephalon, Inc. (a)	2,761
26	Digene Corp. (a)	1,091
9	Martek Biosciences Corp. (a)	195
231	Millennium Pharmaceuticals, Inc. (a)	2,620
28	Regeneron Pharmaceuticals, Inc. (a)	607
24	Savient Pharmaceuticals, Inc. (a)	283
37	Vertex Pharmaceuticals, Inc. (a)	1,045

		8,782

	Building Products — 0.8%
9	Apogee Enterprises, Inc.	182
11	Griffon Corp. (a)	261
75	Lennox International, Inc.	2,690
31	NCI Building Systems, Inc. (a)	1,460
15	Universal Forest Products, Inc.	724

		5,317

	Capital Markets — 2.0%
55	A.G. Edwards, Inc.	3,804
6	Investment Technology Group, Inc. (a)	244
15	Investors Financial Services Corp.	853
23	Jefferies Group, Inc.	666
21	LaBranche & Co., Inc. (a)	174
30	Nuveen Investments, Inc., Class A	1,427
13	Piper Jaffray Cos., Inc. (a)	802
59	Raymond James Financial, Inc.	1,767
54	SEI Investments Co.	3,236
8	SWS Group, Inc.	206
9	TradeStation Group, Inc. (a)	114
21	Waddell & Reed Financial, Inc.,	495

		13,788

	Chemicals — 2.7%
10	Schulman (A.), Inc.	235
20	Albemarle Corp.	827
7	Arch Chemicals, Inc.	223
18	Cabot Corp.	852
37	Chempura Corp.	399
10	Cytec Industries, Inc.	549
19	Ferro Corp.	402
10	FMC Corp.	733
14	Georgia Gulf Corp.	224
37	H.B. Fuller Co.	996
45	Lubrizol Corp.	2,344
124	Lyondell Chemical Co.	3,703
12	MacDermid, Inc.	414
4	Material Sciences Corp. (a)	37
85	Olin Corp.	1,441
33	OM Group, Inc. (a)	1,456
29	Omnova Solutions, Inc. (a)	156
2	Penford Corp.	38
30	PolyOne Corp. (a)	184
3	Quaker Chemical Corp.	63
56	RPM International, Inc.	1,299
13	Scotts Miracle-Gro Co. (The), Class A	594
17	Sensient Technologies Corp.	434
9	Tronox, Inc., Class B	122
29	Valspar Corp.	797

		18,522

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Commercial Banks — 3.7%
82	Associated Banc-Corp.	2,742
48	Bank of Hawaii Corp.	2,536
13	Boston Private Financial Holdings, Inc.	366
11	Cascade Bancorp	294
19	Cathay General Bancorp	651
12	Central Pacific Financial Corp.	425
18	Chittenden Corp.	546
16	City National Corp.	1,181
89	Colonial BancGroup, Inc. (The)	2,206
12	Community Bank System, Inc.	244
25	Cullen/Frost Bankers, Inc.	1,293
34	East West Bancorp, Inc.	1,237
32	First Bancorp	419
28	First Commonwealth Financial Corp.	331
13	First Financial Bancorp	196
5	First Indiana Corp.	114
18	First Midwest Bancorp, Inc.	675
12	First Republic Bank	643
33	FirstMerit Corp.	702
18	Glacier Bancorp, Inc.	441
15	Hanmi Financial Corp.	289
8	Independent Bank Corp.	156
10	Irwin Financial Corp.	184
9	Nara Bancorp, Inc.	156
7	PrivateBancorp, Inc.	274
7	Prosperity Bancshares, Inc.	254
12	Provident Bankshares Corp.	399
30	South Financial Group, Inc. (The)	750
8	Sterling Bancorp	136
21	Sterling Bancshares, Inc.	230
19	Sterling Financial Corp.	604
18	Susquehanna Bancshares, Inc.	419
12	TCF Financial Corp.	326
23	Umpqua Holdings Corp.	628
17	United Bancshares, Inc.	598
14	United Community Banks, Inc.	465
8	Westamerica Bancorporation	372
24	Whitney Holding Corp.	731
27	Wilmington Trust Corp.	1,140
6	Wilshire Bancorp, Inc.	100
6	Wintrust Financial Corp.	268

		25,721

	Commercial Services & Supplies — 3.3%
16	ABM Industries, Inc. (m)	416
36	Adesa, Inc.	1,002
9	Administaff, Inc.	311
2	Angelica Corp.	58
13	Bowne & Co., Inc.	207
6	CDI Corp.	178
12	Central Parking Corp.	256
4	Consolidated Graphics, Inc. (a)	333
16	Copart, Inc. (a)	457
9	Corporate Executive Board Co.	663
20	Deluxe Corp.	684
30	Dun & Bradstreet Corp.	2,694
8	G&K Services, Inc., Class A	308
9	Healthcare Services Group, Inc.	249
7	Heidrick & Struggles International, Inc. (a)	336
11	Herman Miller, Inc.	355
6	HNI Corp.	273
16	Interface, Inc., Class A	262
11	John H. Harland Co.	560
13	Kelly Services, Inc., Class A	417
18	Korn/Ferry International (a)	402
49	Labor Ready, Inc. (a)	928
58	Manpower, Inc.	4,297
14	Mobile Mini, Inc. (a)	363
20	Navigant Consulting, Inc. (a)	388
10	On Assignment, Inc. (a)	123
51	Republic Services, Inc.	1,431
11	Rollins, Inc.	248
9	School Specialty, Inc. (a)	324
20	Spherion Corp. (a)	176
11	Standard Register Co. (The)	141
10	Stericycle, Inc. (a)	842
22	Tetra Tech, Inc. (a)	426
18	United Stationers, Inc. (a)	1,094
8	Viad Corp.	314
7	Volt Information Sciences, Inc. (a)	192
12	Waste Connections, Inc. (a)	344
16	Watson Wyatt Worldwide, Inc., Class A	801

		22,853

	Communications Equipment — 2.0%
64	Andrew Corp. (a)	683
5	Avocent Corp. (a)	140
4	Bel Fuse, Inc., Class B	142
6	Black Box Corp.	234
5	Blue Coat Systems, Inc. (a)	181
28	C-COR, Inc. (a)	385
77	CommScope, Inc. (a)	3,285
8	Comtech Telecommunications Corp. (a)	320
10	Digi International, Inc. (a)	130
12	Ditech Networks, Inc. (a)	100
13	Dycom Industries, Inc. (a)	351
10	F5 Networks, Inc. (a)	690
23	Harmonic, Inc. (a)	226
62	Harris Corp.	3,150
10	Inter-Tel, Inc.	238
13	NETGEAR, Inc. (a)	375
12	Network Equipment Technologies, Inc. (a)	119
11	PC-Tel, Inc. (a)	109
19	Plantronics, Inc.	458
51	Polycom, Inc. (a)	1,697
18	Symmetricom, Inc. (a)	149
5	Tollgrade Communications, Inc. (a)	67
8	Viasat, Inc. (a)	275

		13,504

	Computers & Peripherals — 0.8%
43	Adaptec, Inc. (a)	168
19	Diebold, Inc.	925
10	Hutchinson Technology, Inc. (a)	232

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

20	Imation Corp.	792
8	Komag, Inc. (a)	275
8	Neoware, Inc. (a)	78
11	Novatel Wireless, Inc. (a)	183
37	Palm, Inc. (a)	664
9	Synaptics, Inc. (a)	240
122	Western Digital Corp. (a)	2,044

		5,601

	Construction & Engineering — 0.9%
42	EMCOR Group, Inc. (a)	2,460
9	Insituform Technologies, Inc., Class A (a)	177
59	Jacobs Engineering Group, Inc. (a)	2,731
26	URS Corp. (a)	1,094

		6,462

	Construction Materials — 0.7%
28	Florida Rock Industries, Inc.	1,864
17	Headwaters, Inc. (a)	373
17	Martin Marietta Materials, Inc.	2,349
4	Texas Industries, Inc.	289

		4,875

	Consumer Finance — 0.5%
120	AmeriCredit Corp. (a)	2,742
10	Cash America International, Inc.	392
11	First Cash Financial Services, Inc. (a)	241
8	Rewards Network, Inc. (a)	43
7	World Acceptance Corp. (a)	283

		3,701

	Containers & Packaging — 0.4%
10	AptarGroup, Inc.	692
9	Caraustar Industries, Inc. (a)	56
5	Chesapeake Corp.	74
11	Myers Industries, Inc.	197
20	Packaging Corp. of America	480
9	Rock-Tenn Co., Class A	296
31	Sonoco Products Co.	1,159

		2,954

	Distributors — 0.1%
8	Audiovox Corp. (a)	115
11	Building Materials Holding Corp.	198
6	Keystone Automotive Industries, Inc. (a)	202
17	LKQ Corp. (a)	371

		886

	Diversified Consumer Services — 1.2%
11	Bright Horizons Family Solutions, Inc. (a)	397
73	Career Education Corp. (a)	2,233
8	Coinstar, Inc. (a)	237
5	CPI Corp.	260
11	DeVry, Inc.	319
25	ITT Educational Services, Inc. (a)	2,077
15	Laureate Education, Inc. (a)	861
6	Pre-Paid Legal Services, Inc. (a)	319
12	Regis Corp.	484
13	Sotheby’s	560
2	Strayer Education, Inc.	270
9	Universal Technical Institute, Inc. (a)	201
4	Vertrue, Inc. (a)	186

		8,404

	Diversified Financial Services — 0.3%
9	Financial Federal Corp.	238
62	Leucadia National Corp.	1,835
6	Portfolio Recovery Associates, Inc. (a)	274

		2,347

	Diversified Telecommunication Services — 0.3%
97	Cincinnati Bell, Inc. (a)	455
6	Citizens Communications Co.	90
8	CT Communications, Inc.	191
22	General Communication, Inc., Class A (a)	306
25	NeuStar, Inc., Class A (a)	714

		1,756

	Electric Utilities — 1.8%
12	Allete, Inc.	571
6	Central Vermont Public Service Corp.	186
33	Duquesne Light Holdings, Inc.	645
20	El Paso Electric Co. (a)	515
73	Great Plains Energy, Inc.	2,383
6	Green Mountain Power Corp.	209
26	Hawaiian Electric Industries, Inc.	681
105	Northeast Utilities	3,455
90	Pepco Holdings, Inc.	2,606
10	UIL Holdings Corp.	342
14	UniSource Energy Corp.	511

		12,104

	Electrical Equipment — 1.7%
43	A.O. Smith Corp.	1,626
49	Acuity Brands, Inc.	2,693
11	Baldor Electric Co.	410
26	Belden CDT, Inc.	1,418
9	C&D Technologies, Inc.	47
11	MagneTek, Inc. (a)	54
43	Regal-Beloit Corp.	1,998
54	Thomas & Betts Corp. (a)	2,632
16	Vicor Corp.	160
11	Woodward Governor Co.	450

		11,488

	Electronic Equipment & Instruments — 3.3%
29	Aeroflex, Inc. (a)	382
12	Agilysys, Inc.	265
56	Amphenol Corp., Class A	3,602
8	Anixter International, Inc. (a)	532
59	Arrow Electronics, Inc. (a)	2,218
94	Avnet, Inc. (a)	3,386
11	Bell Microproducts, Inc. (a)	68
41	Benchmark Electronics, Inc. (a)	837
21	Brightpoint, Inc. (a)	236
14	Checkpoint Systems, Inc. (a)	326
17	Cognex Corp.	376
17	Coherent, Inc. (a)	529
11	CTS Corp.	149
13	Daktronics, Inc.	364
9	Electro Scientific Industries, Inc. (a)	169
18	Gerber Scientific, Inc. (a)	196
18	Global Imaging Systems, Inc. (a)	351
46	Ingram Micro, Inc. Class A (a)	895

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

21	Insight Enterprises, Inc. (a)	375
16	Itron, Inc. (a)	1,057
5	Keithley Instruments, Inc.	77
34	KEMET Corp. (a)	258
8	Littelfuse, Inc. (a)	310
8	LoJack Corp. (a)	142
7	Mercury Computer Systems, Inc. (a)	98
12	Methode Electronics, Inc.	171
8	MTS Systems Corp.	307
23	National Instruments Corp.	600
15	Newport Corp. (a)	253
8	Park Electrochemical Corp.	222
13	Paxar Corp. (a)	366
9	Photon Dynamics, Inc. (a)	120
6	Planar Systems, Inc. (a)	48
7	Radisys Corp. (a)	116
10	ScanSource, Inc. (a)	274
14	Tech Data Corp. (a)	508
29	Technitrol, Inc.	756
20	Trimble Navigation, Ltd. (a)	543
96	Vishay Intertechnology, Inc. (a)	1,345
7	X-Rite, Inc.	87

		22,914

	Energy Equipment & Services — 4.0%
21	Atwood Oceanics, Inc. (a)	1,214
9	Bristow Group, Inc. (a)	331
39	Cameron International Corp. (a)	2,459
56	Grant Prideco, Inc. (a)	2,780
16	Hanover Compressor Co. (a)	358
54	Helmerich & Payne, Inc.	1,650
10	Hornbeck Offshore Services, Inc. (a)	280
2	Hydril (a)	201
29	Input/Output, Inc. (a)	395
46	Lone Star Technologies, Inc. (a)	3,032
6	Lufkin Industries, Inc.	320
29	Oceaneering International, Inc. (a)	1,225
120	Patterson-UTI Energy, Inc.	2,695
25	SEACOR Holdings, Inc. (a)	2,452
32	Superior Energy Services, Inc. (a)	1,118
52	Tidewater, Inc.	3,061
46	Unit Corp. (a)	2,349
38	W-H Energy Services, Inc. (a)	1,777

		27,697

	Food & Staples Retailing — 0.3%
20	Casey’s General Stores, Inc.	494
4	Nash Finch Co.	131
13	Performance Food Group Co. (a)	397
15	Ruddick Corp.	459
8	Spartan Stores, Inc.	227

		1,708

	Food Products — 1.1%
19	Corn Products International, Inc.	691
14	Delta & Pine Land Co.	581
14	Hain Celestial Group, Inc. (a)	430
39	Hormel Foods Corp.	1,443
6	J & J Snack Foods Corp.	220
16	JM Smucker Co. (The)	871
13	Lancaster Colony Corp.	568
9	Lance, Inc.	189
4	Ralcorp Holdings, Inc. (a)	263
6	Sanderson Farms, Inc.	228
51	Smithfield Foods, Inc. (a)	1,540
11	Tootsie Roll Industries, Inc.	322
10	TreeHouse Foods, Inc. (a)	318

		7,664

	Gas Utilities — 2.5%
52	AGL Resources, Inc.	2,221
50	Atmos Energy Corp.	1,576
3	Cascade Natural Gas Corp.	88
37	Energen Corp.	1,895
3	Equitable Resources, Inc.	155
8	Laclede Group, Inc. (The)	258
40	National Fuel Gas Co.	1,729
11	Northwest Natural Gas Co.	496
89	ONEOK, Inc.	4,019
11	South Jersey Industries, Inc.	429
54	Southern Union Co.	1,656
31	Southwest Gas Corp.	1,213
54	UGI Corp.	1,438
6	WGL Holdings, Inc.	204

		17,377

	Health Care Equipment & Supplies — 4.0%
4	Analogic Corp.	273
20	Beckman Coulter, Inc.	1,260
9	Biolase Technology, Inc. (a)	83
12	Biosite, Inc. (a)	991
12	CONMED Corp. (a)	338
21	Cooper Cos., Inc. (The)	1,034
9	Cyberonics, Inc. (a)	162
59	Cytyc Corp. (a)	2,023
5	Datascope Corp.	172
113	Dentsply International, Inc.	3,695
8	DJO, Inc. (a)	311
49	Edwards Lifesciences Corp. (a)	2,478
17	Gen-Probe, Inc. (a)	812
8	Greatbatch, Inc. (a)	215
36	Haemonetics Corp. (a)	1,681
33	Hillenbrand Industries, Inc.	1,976
1	Hologic, Inc. (a)	38
5	ICU Medical, Inc. (a)	181
8	IDEXX Laboratories, Inc. (a)	731
76	Immucor, Inc. (a)	2,235
12	Integra LifeSciences Holdings Corp. (a)	527
11	Intuitive Surgical, Inc. (a)	1,392
11	Invacare Corp.	183
4	Kensey Nash Corp. (a)	134
36	Mentor Corp.	1,634
11	Meridian Bioscience, Inc.	292
10	Merit Medical Systems, Inc. (a)	129
5	Osteotech, Inc. (a)	38
7	Palomar Medical Technologies, Inc. (a)	280
6	Possis Medical, Inc. (a)	85
41	STERIS Corp.	1,102

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

6	SurModics, Inc. (a)	215
13	Theragenics Corp. (a)	82
12	Viasys Healthcare, Inc. (a)	397
4	Vital Signs, Inc.	217

		27,396

	Health Care Providers & Services — 4.1%
7	Amedisys, Inc. (a)	242
10	AMERIGROUP Corp. (a)	315
13	AMN Healthcare Services, Inc. (a)	292
11	Amsurg Corp. (a)	268
64	Apria Healthcare Group, Inc. (a)	2,052
17	Centene Corp. (a)	367
10	Chemed Corp.	478
29	Community Health Systems, Inc. (a)	1,015
11	Cross Country Healthcare, Inc. (a)	204
9	CryoLife, Inc. (a)	77
7	Genesis HealthCare Corp. (a)	462
9	Gentiva Health Services, Inc. (a)	189
95	Health Management Associates, Inc., Class A	1,030
52	Health Net, Inc. (a)	2,819
12	HealthExtras, Inc. (a)	337
4	Healthways, Inc. (a)	185
56	Henry Schein, Inc. (a)	3,091
10	Hooper Holmes, Inc.	47
11	inVentiv Health, Inc. (a)	417
8	LCA-Vision, Inc.	346
62	LifePoint Hospitals, Inc. (a)	2,361
47	Lincare Holdings, Inc. (a)	1,727
8	Matria Healthcare, Inc. (a)	218
14	Odyssey HealthCare, Inc. (a)	178
72	Omnicare, Inc.	2,877
27	PSS World Medical, Inc. (a)	574
6	RehabCare Group, Inc. (a)	88
11	Sierra Health Services, Inc. (a)	470
28	Sunrise Senior Living, Inc. (a)	1,098
42	Triad Hospitals, Inc. (a)	2,174
18	United Surgical Partners International, Inc. (a)	568
19	VCA Antech, Inc. (a)	693
13	WellCare Health Plans, Inc. (a)	1,114

		28,373

	Health Care Services — 0.0% (g)
10	Option Care, Inc.	138

	Health Care Technology — 0.1%
16	Allscripts Healthcare Solutions, Inc. (a)	430
17	Dendrite International, Inc. (a)	270

		700

	Hotels, Restaurants & Leisure — 2.2%
19	Applebee’s International, Inc.	465
12	Bob Evans Farms, Inc.	432
23	Boyd Gaming Corp.	1,110
58	Brinker International, Inc.	1,882
8	California Pizza Kitchen, Inc. (a)	254
27	CBRL Group, Inc.	1,273
4	CEC Entertainment, Inc. (a)	168
28	CKE Restaurants, Inc.	520
5	IHOP Corp.	314
14	International Speedway Corp., Class A	734
25	Jack in the Box, Inc. (a)	1,700
8	Landry’s Restaurants, Inc.	235
9	Marcus Corp.	219
4	Monarch Casino & Resort, Inc. (a)	107
16	Multimedia Games, Inc. (a)	196
6	O’Charley’s, Inc. (a)	117
29	OSI Restaurant Partners, Inc.	1,140
13	Papa John’s International, Inc. (a)	384
5	Peet’s Coffee & Tea, Inc. (a)	130
9	Pinnacle Entertainment, Inc. (a)	249
14	Rare Hospitality International, Inc. (a)	414
7	Red Robin Gourmet Burgers, Inc. (a)	259
74	Ruby Tuesday, Inc.	2,114
6	Ruth’s Chris Steak House (a)	126
14	Shuffle Master, Inc. (a)	257
9	Steak n Shake Co. (The) (a)	150
26	Triarc Cos., Inc., Class B	439

		15,388

	Household Durables — 1.7%
56	American Greetings Corp., Class A	1,308
4	Basset Furniture Industries, Inc.	55
11	Blyth, Inc.	223
31	Champion Enterprises, Inc. (a)	272
24	Ethan Allen Interiors, Inc.	834
20	La-Z-Boy, Inc.	252
-(h)	Lennar Corp., Class B	-
4	Lenox Group, Inc. (a)	27
5	Libbey, Inc.	68
5	M/I Homes, Inc.	130
28	Mohawk Industries, Inc. (a)	2,337
2	National Presto Industries, Inc.	136
5	NVR, Inc. (a)	3,181
5	Russ Berrie & Co., Inc. (a)	74
11	Ryland Group, Inc.	463
3	Skyline Corp.	91
27	Toll Brothers, Inc. (a)	739
50	Tupperware Brands Corp.	1,238

		11,428

	Household Products — 0.5%
47	Central Garden and Pet Co., Class A (a)	690
27	Energizer Holdings, Inc. (a)	2,322
22	Spectrum Brands, Inc. (a)	139
5	WD-40 Co.	162

		3,313

	Industrial Conglomerates — 0.4%
25	Carlisle Cos., Inc.	1,077
4	Sequa Corp., Class A (a)	427
4	Standex International Corp.	118
14	Teleflex, Inc.	944
12	Tredegar Corp.	280

		2,846

	Insurance — 3.7%
51	American Financial Group, Inc.	1,744
40	Delphi Financial Group, Inc.	1,627
31	Everest Re Group Ltd. (Barbados)	3,025
71	Fidelity National Financial, Inc., Class A	1,697

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

30	First American Corp.	1,535
14	Hanover Insurance Group, Inc. (The)	632
36	HCC Insurance Holdings, Inc.	1,106
17	Horace Mann Educators Corp.	356
8	Infinity Property & Casualty Corp.	382
62	Ohio Casualty Corp.	1,868
34	Old Republic International Corp.	744
44	Philadelphia Consolidated Holding Co. (a)	1,949
9	Presidential Life Corp.	186
50	Protective Life Corp.	2,191
6	Safety Insurance Group, Inc.	228
1	SCPIE Holdings, Inc. (a)	31
22	Selective Insurance Group	554
30	Stancorp Financial Group, Inc.	1,469
7	Stewart Information Services Corp.	306
7	United Fire & Casualty Co.	240
18	Unitrin, Inc.	864
75	W.R. Berkley Corp.	2,482
13	Zenith National Insurance Corp.	621

		25,837

	Internet & Catalog Retail — 0.1%
6	Blue Nile, Inc. (a)	227
24	NetFlix, Inc. (a)	553
9	PetMed Express, Inc. (a)	112
8	Stamps.com, Inc. (a)	112

		1,004

	Internet Software & Services — 0.5%
4	Bankrate, Inc. (a)	137
11	Infospace, Inc. (a)	283
20	j2 Global Communications, Inc. (a)	547
11	MIVA, Inc. (a)	41
25	United Online, Inc.	348
72	ValueClick, Inc. (a)	1,894
18	Websense, Inc. (a)	419

		3,669

	IT Services — 1.9%
51	Alliance Data Systems Corp. (a)	3,153
54	Broadridge Financial Solutions LLC (a)	1,061
19	CACI International, Inc., Class A (a)	879
5	Carreker Corp. (a)	36
43	Checkfree Corp. (a)	1,605
21	CIBER, Inc. (a)	161
76	CSG Systems International, Inc. (a)	1,892
28	DST Systems, Inc. (a)	2,143
4	eFunds Corp. (a)	116
11	Gevity HR, Inc.	209
14	Global Payments, Inc.	480
23	Keane, Inc. (a)	309
11	Mantech International Corp., Class A (a)	363
9	MAXIMUS, Inc.	294
11	MoneyGram International, Inc.	308
18	MPS Group, Inc. (a)	250
5	StarTek, Inc.	47
7	SYKES Enterprises, Inc. (a)	122

		13,428

	Leisure Equipment & Products — 0.4%
7	Arctic Cat, Inc.	145
25	Callaway Golf Co.	396
9	JAKKS Pacific, Inc. (a)	207
16	K2, Inc. (a)	197
6	MarineMax, Inc. (a)	142
13	Nautilus, Inc.	205
20	Polaris Industries, Inc.	937
8	RC2 Corp. (a)	338
9	Sturm Ruger & Co., Inc. (a)	124

		2,691

	Life Sciences Tools & Services — 1.3%
7	Cambrex Corp.	184
21	Charles River Laboratories International, Inc. (a)	985
32	Covance, Inc. (a)	1,915
7	Dionex Corp. (a)	468
10	Enzo Biochem, Inc. (a)	152
30	Invitrogen Corp. (a)	1,881
5	Kendle International, Inc. (a)	174
8	Parexel International Corp. (a)	291
22	Pharmaceutical Product Development, Inc.	727
7	PharmaNet Development Group, Inc. (a)	192
15	Techne Corp. (a)	884
20	Varian, Inc. (a)	1,183

		9,036

	Machinery — 4.0%
51	AGCO Corp. (a) (m)	1,869
13	Albany International Corp.	467
6	Astec Industries, Inc. (a)	254
7	ASV, Inc. (a)	109
18	Barnes Group, Inc.	417
4	Cascade Corp.	249
29	Crane Co.	1,163
13	Donaldson Co., Inc.	487
8	EnPro Industries, Inc. (a)	297
18	Federal Signal Corp.	274
60	Gardner Denver, Inc. (a)	2,108
14	Graco, Inc.	536
31	Harsco Corp.	1,403
38	Joy Global, Inc.	1,625
11	Kaydon Corp.	484
10	Kennametal, Inc.	688
17	Lincoln Electric Holdings, Inc.	1,009
4	Lindsay Corp.	126
4	Lydall, Inc. (a)	69
53	Manitowoc Co., Inc. (The)	3,363
13	Mueller Industries, Inc.	397
5	Robbins & Myers, Inc.	177
29	SPX Corp.	2,017
90	Timken Co.	2,719
31	Toro Co.	1,591
68	Trinity Industries, Inc.	2,868
8	Valmont Industries, Inc.	453
11	Wabash National Corp.	172
10	Watts Water Technologies, Inc., Class A	390

		27,781

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Media — 0.8%
4	4Kids Entertainment, Inc. (a)	66
3	Arbitron, Inc.	162
74	Belo Corp., Class A	1,385
53	Harte-Hanks, Inc.	1,455
18	John Wiley & Sons, Inc., Class A	669
4	Lee Enterprises, Inc.	127
26	Live Nation, Inc. (a)	577
9	Media General, Inc., Class A	332
32	Radio One, Inc., Class D (a)	206
10	Scholastic Corp. (a)	308
15	Valassis Communications, Inc. (a)	253
12	Westwood One, Inc.	83

		5,623

	Metals & Mining — 2.8%
7	AM Castle & Co.	208
11	AMCOL International Corp.	330
5	Brush Engineered Materials, Inc. (a)	220
12	Carpenter Technology Corp.	1,505
32	Century Aluminum Co. (a)	1,501
49	Chaparral Steel Co.	2,857
22	Cleveland-Cliffs, Inc.	1,409
76	Commercial Metals Co.	2,373
12	Gibraltar Industries, Inc.	267
43	Quanex Corp.	1,835
28	Reliance Steel & Aluminum Co.	1,342
9	RTI International Metals, Inc. (a)	795
8	Ryerson, Inc.	334
93	Steel Dynamics, Inc.	4,016
3	Steel Technologies, Inc.	101

		19,093

	Multi-Utilities — 2.9%
54	Alliant Energy Corp.	2,439
147	Aquila, Inc. (a)	615
51	Avista Corp.	1,230
5	CH Energy Group, Inc.	255
115	Energy East Corp.	2,793
84	MDU Resources Group, Inc.	2,404
29	NSTAR	1,014
23	OGE Energy Corp.	896
70	PNM Resources, Inc.	2,268
70	Puget Energy, Inc.	1,790
39	SCANA Corp.	1,691
14	Vectren Corp.	394
40	Wisconsin Energy Corp.	1,926

		19,715

	Multiline Retail — 0.7%
23	99 Cents Only Stores (a)	343
71	Dollar Tree Stores, Inc. (a)	2,697
14	Fred’s, Inc.	212
54	Saks, Inc.	1,123
12	Tuesday Morning Corp.	179

		4,554

	Oil, Gas & Consumable Fuels — 3.1%
13	Cabot Oil & Gas Corp.	868
12	Cimarex Energy Co.	462
21	Encore Acquisition Co. (a)	501
37	Frontier Oil Corp.	1,198
46	Helix Energy Solutions Group, Inc. (a)	1,712
38	Newfield Exploration Co. (a)	1,578
65	Noble Energy, Inc.	3,898
36	Overseas Shipholding Group, Inc.	2,258
13	Penn Virginia Corp.	940
6	Petroleum Development Corp. (a)	346
41	Pioneer Natural Resources Co.	1,770
51	Plains Exploration & Production Co. (a)	2,310
17	Southwestern Energy Co. (a)	682
15	St. Mary Land & Exploration Co.	563
13	Stone Energy Corp. (a)	388
34	Swift Energy Co. (a)	1,408
9	World Fuel Services Corp.	407

		21,289

	Paper & Forest Products — 0.2%
22	Bowater, Inc.	516
11	Buckeye Technologies, Inc. (a)	146
4	Deltic Timber Corp.	184
14	Glatfelter	206
6	Neenah Paper, Inc.	233
5	Pope & Talbot, Inc. (a)	36
5	Schweitzer-Mauduit International, Inc.	118
18	Wausau Paper Corp.	254

		1,693

	Personal Products — 0.7%
29	Alberto-Culver Co.	659
7	Chattem, Inc. (a)	432
6	Mannatech, Inc.	101
62	NBTY, Inc. (a)	3,298
16	Playtex Products, Inc. (a)	222
4	USANA Health Sciences, Inc. (a)	184

		4,896

	Pharmaceuticals — 0.4%
29	Alpharma, Inc., Class A	693
6	Bradley Pharmaceuticals, Inc. (a)	107
7	Noven Pharmaceuticals, Inc. (a)	168
8	Par Pharmaceutical Cos., Inc. (a)	204
8	Perrigo Co.	140
11	Sciele Pharma, Inc. (a)	266
10	Sepracor, Inc. (a)	465
21	Valeant Pharmaceuticals International	361
27	Viropharma, Inc. (a)	382

		2,786

	Real Estate Investment Trusts (REITs) — 3.9%
12	Acadia Realty Trust	318
36	AMB Property Corp.	2,101
18	Colonial Properties Trust	818
8	EastGroup Properties, Inc.	417
10	Entertainment Properties Trust	628
9	Essex Property Trust, Inc.	1,143
22	Highwoods Properties, Inc.	855
35	Hospitality Properties Trust	1,656
27	Inland Real Estate Corp. (m)	501
13	Kilroy Realty Corp.	967
28	Lexington Realty Trust	592
34	Liberty Property Trust	1,671
8	LTC Properties, Inc.	197

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

29	Macerich Co. (The)	2,678
24	Mack-Cali Realty Corp.	1,131
13	Medical Properties Trust, Inc. (m)	185
9	Mid-America Apartment Communities, Inc.	515
21	National Retail Properties, Inc.	497
42	New Plan Excel Realty Trust	1,378
4	Parkway Properties, Inc.	229
6	PS Business Parks, Inc., Class A	453
29	Rayonier, Inc.	1,253
28	Regency Centers Corp.	2,320
26	Senior Housing Properties Trust	617
6	Sovran Self Storage, Inc.	308
53	UDR, Inc.	1,635
33	Weingarten Realty Investors	1,585

		26,648

	Road & Rail — 1.2%
8	Arkansas Best Corp.	290
27	Con-way, Inc.	1,364
22	Heartland Express, Inc.	350
46	J.B. Hunt Transport Services, Inc.	1,219
63	Kansas City Southern Industries, Inc. (a)	2,229
6	Landstar System, Inc.	282
11	Old Dominion Freight Line (a)	317
22	Swift Transportation Co., Inc. (a)	679
46	YRC Worldwide, Inc. (a)	1,848

		8,578

	Semiconductors & Semiconductor Equipment — 4.2%
9	Actel Corp. (a)	145
10	Advanced Energy Industries, Inc. (a)	218
54	Axcelis Technologies, Inc. (a)	412
28	Brooks Automation, Inc. (a)	476
10	Cabot Microelectronics Corp. (a)	326
7	Cohu, Inc.	126
7	Cymer, Inc. (a)	302
8	Diodes, Inc. (a)	275
12	DSP Group, Inc. (a)	224
16	Exar Corp. (a)	214
127	Fairchild Semiconductor International, Inc. (a)	2,115
15	FEI Co. (a)	525
145	Integrated Device Technology, Inc. (a)	2,238
15	International Rectifier Corp. (a)	564
84	Intersil Corp., Class A	2,221
9	Intevac, Inc. (a)	224
27	Kopin Corp. (a)	92
29	Kulicke & Soffa Industries, Inc. (a)	270
94	Lam Research Corp. (a)	4,439
42	Lattice Semiconductor Corp. (a)	244
91	MEMC Electronic Materials, Inc. (a)	5,498
59	Micrel, Inc. (a)	646
94	Microchip Technology, Inc.	3,325
15	MKS Instruments, Inc. (a)	370
13	Pericom Semiconductor Corp. (a)	128
18	Photronics, Inc. (a)	277
6	Rudolph Technologies, Inc. (a)	99
29	Semtech Corp. (a)	396
66	Skyworks Solutions, Inc. (a)	378
8	Standard Microsystems Corp. (a)	255
4	Supertex, Inc. (a)	133
51	TriQuint Semiconductor, Inc. (a)	253
9	Ultratech, Inc. (a)	127
23	Varian Semiconductor Equipment Associates, Inc. (a)	1,207
12	Veeco Instruments, Inc. (a)	237

		28,979

	Software — 3.6%
6	Advent Software, Inc. (a)	220
9	Altiris, Inc. (a)	298
17	Blackbaud, Inc.	426
176	Cadence Design Systems, Inc. (a)	3,698
21	Captaris, Inc. (a)	121
5	Catapult Communications Corp. (a)	53
11	Concur Technologies, Inc. (a)	192
21	Epicor Software Corp. (a)	296
6	EPIQ Systems, Inc. (a)	128
21	Factset Research Systems, Inc.	1,336
41	Fair Isaac Corp.	1,593
12	Hyperion Solutions Corp. (a)	614
46	Jack Henry & Associates, Inc.	1,103
11	JDA Software Group, Inc. (a)	171
10	Kronos, Inc. (a)	515
13	Manhattan Associates, Inc. (a)	343
10	MapInfo Corp. (a)	200
79	McAfee, Inc. (a)	2,284
68	Mentor Graphics Corp. (a)	1,109
37	MICROS Systems, Inc. (a)	1,982
13	Napster, Inc. (a)	55
6	Phoenix Technologies Ltd. (a)	37
17	Progress Software Corp. (a)	518
16	Quality Systems, Inc.	654
10	Radiant Systems, Inc. (a)	134
13	Secure Computing Corp. (a)	102
9	Sonic Solutions, Inc. (a)	126
9	SPSS, Inc. (a)	310
86	Sybase, Inc. (a)	2,171
75	Synopsys, Inc. (a)	1,972
44	THQ, Inc. (a)	1,492
11	Transaction Systems Architects, Inc. (a)	345

		24,598

	Specialty Retail — 5.3%
68	Advance Auto Parts, Inc.	2,612
54	Aeropostale, Inc. (a)	2,160
94	American Eagle Outfitters, Inc.	2,828
53	AnnTaylor Stores Corp. (a)	2,058
31	Barnes & Noble, Inc.	1,207
17	Brown Shoe Co., Inc.	696
63	CarMax, Inc. (a)	1,552
12	Cato Corp. (The), Class A	280
84	Charming Shoppes, Inc. (a)	1,086
15	Christopher & Banks Corp.	296
48	Claire’s Stores, Inc.	1,553
8	Cost Plus, Inc. (a)	80
15	Dick’s Sporting Goods, Inc. (a)	866
44	Dress Barn, Inc. (a)	908
18	Finish Line, Inc., Class A	230

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

62	Foot Locker, Inc.	1,456
59	GameStop Corp., Class A (a)	1,925
9	Genesco, Inc. (a)	383
25	Group 1 Automotive, Inc.	975
50	Gymboree Corp. (a)	2,001
7	Haverty Furniture Cos., Inc.	101
13	Hibbett Sports, Inc. (a)	363
18	Hot Topic, Inc. (a)	197
6	Jo-Ann Stores, Inc. (a)	170
6	Jos. A. Bank Clothiers, Inc. (a)	212
28	Men’s Wearhouse, Inc.	1,332
6	Midas, Inc. (a)	130
37	Payless ShoeSource, Inc. (a)	1,213
21	PEP Boys-Manny, Moe & Jack (The)	409
39	PetSmart, Inc.	1,270
81	Rent-A-Center, Inc. (a)	2,271
45	Ross Stores, Inc.	1,561
21	Select Comfort Corp. (a)	369
16	Sonic Automotive, Inc., Class A	457
15	Stage Stores, Inc.	340
13	Stein Mart, Inc.	217
23	Tween Brands, Inc. (a)	813
7	Williams-Sonoma, Inc.	252

		36,829

	Textiles, Apparel & Luxury Goods — 1.1%
4	Ashworth, Inc. (a)	32
4	Crocs, Inc. (a)	207
4	Deckers Outdoor Corp. (a)	310
40	Hanesbrands, Inc. (a)	1,171
11	K-Swiss, Inc., Class A	304
12	Kellwood Co.	355
8	Movado Group, Inc.	234
5	Oxford Industries, Inc.	241
28	Phillips-Van Heusen Corp.	1,643
10	Skechers U.S.A., Inc., Class A (a)	341
13	Stride Rite Corp.	206
32	Timberland Co., Class A (a)	821
6	Unifirst Corp.	215
51	Wolverine World Wide, Inc.	1,460

		7,540

	Thrifts & Mortgage Finance — 2.1%
8	Anchor Bancorp Wisconsin, Inc.	226
45	Astoria Financial Corp.	1,205
25	Bank Mutual Corp.	279
21	BankAtlantic Bancorp, Inc., Class A	226
12	Bankunited Financial Corp., Class A	249
20	Brookline Bancorp, Inc.	257
13	Corus Bankshares, Inc.	218
13	Dime Community Bancshares	172
10	Downey Financial Corp.	647
45	First Niagara Financial Group, Inc.	619
39	FirstFed Financial Corp. (a)	2,234
13	Flagstar Bancorp, Inc.	158
9	Franklin Bank Corp. (a)	169
30	Fremont General Corp.	210
36	IndyMac Bancorp, Inc.	1,139
12	MAF Bancorp, Inc.	492
39	PMI Group, Inc. (The)	1,749
41	Radian Group, Inc.	2,264
-(h)	Sovereign Bancorp, Inc.	-
5	Triad Guaranty, Inc. (a)	197
30	Trustco Bank Corp.	284
35	Washington Federal, Inc.	820
14	Webster Financial Corp.	677

		14,491

	Tobacco — 0.1%
22	Alliance One International, Inc. (a)	207
10	Universal Corp.	613

		820

	Trading Companies & Distributors — 0.4%
55	Applied Industrial Technologies, Inc.	1,356
7	Kaman Corp.	168
3	Lawson Products, Inc.	117
20	MSC Industrial Direct Co.	934
11	United Rentals, Inc. (a)	304

		2,879

	Water Utilities — 0.0% (g)
5	American States Water Co.	189

	Wireless Telecommunication Services — 0.4%
42	Telephone & Data Systems, Inc.	2,506

	Total Common Stocks (Cost $528,722)	685,015

	Short-Term Investments — 0.9%
	Investment Company — 0.8%
5,481	JPMorgan Liquid Assets Money Market Fund (b) (m)	5,481

Principal Amount ($)

	U.S. Treasury Obligation — 0.1%
400	U.S. Treasury Bills, 5.22%, 05/24/07 (k) (m) (n)	397

	Total Short-Term Investments (Cost $5,878)	5,878

	Investments of Cash Collateral for Securities on Loan — 21.0%
	Certificates of Deposit — 2.4%
3,999	Calyon, New York, FRN, 5.40%, 03/15/10	3,999
5,400	Canadian Imperial Bank, New York, FRN, 5.40%, 04/30/08	5,400
7,025	Skandia, New York, FRN, 5.33%, 08/27/07	7,025

		16,424

	Corporate Notes — 17.3%
7,000	Banque Federative du Credit Mutuel, FRN, 5.32%, 04/30/08	7,000
8,000	BBVA Senior Finance S.A., FRN, 5.39%, 03/12/10	8,000
5,000	Berkshire Hathaway Finance Corp., FRN, 5.41%, 01/11/08	5,000
9,200	Beta Finance, Inc., FRN, 5.37%, 01/15/08	9,200
7,500	Caixa Catal, FRN, 5.40%, 04/28/08	7,500
	CDC Financial Products, Inc.,
5,600	FRN, 5.49%, 04/30/07	5,600

JPMorgan Market Expansion Index Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principle Amount ($)	Security Description	Value ($)

1,000	FRN, 5.49%, 05/30/07	1,000
7,450	Citigroup Global Markets, Inc., FRN, 5.51%, 04/06/07	7,450
8,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	8,000
	Goldman Sachs Group, Inc.,
5,000	FRN, 5.55%, 03/28/08	5,000
5,000	FRN, 5.60%, 12/28/07	5,000
583	HBOS Treasury Services plc, FRN, 5.39%, 04/30/08	583
8,998	K2 (USA) LLC, FRN, 5.39%, 02/15/08	8,998
4,999	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	4,999
5,050	Macquarie Bank Ltd., FRN, 5.34%, 04/30/08	5,050
5,000	Monumental Global Funding, FRN, 5.41%, 03/29/10	5,000
2,500	Monumental Global Funding II, FRN, 5.40%, 03/26/10	2,500
4,500	Morgan Stanley, FRN, 5.62%, 04/30/08	4,500
4,999	National City Bank, Cleveland, FRN, 5.33%, 10/04/07	4,999
	Pricoa Global Funding I,
5,000	FRN, 5.31%, 04/30/08	5,000
2,000	FRN, 5.41%, 12/15/09	2,000
7,000	Sigma Finance, Inc., FRN, 5.37%, 01/17/08	7,000

		119,379

	Repurchase Agreements — 1.3%
2,890	Banc of America Securities LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $2,891, collateralized by U.S. Government Agency Mortgages	2,890
1,000	Credit Suisse First Boston LLC, 5.45%, dated 03/30/07, due 04/02/07, repurchase price $1,000, collateralized by U.S. Government Agency Mortgages	1,000
5,000	Lehman Brothers, Inc., 5.45%, dated 03/30/07, due 04/02/07, repurchase price $5,002, collateralized by U.S. Government Agency Mortgages	5,000

		8,890

	Total Investments of Cash Collateral for Securities on Loan (Cost $144,693)	144,693

	Total Investments — 121.1% (Cost $679,293)	835,586
	Liabilities in Excess of Other Assets — (21.1)%	(145,401)

	NET ASSETS — 100.0%	$690,185

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/07 (USD)	UNREALIZED DEPRECIATION (USD)

	Long Futures Outstanding
67	S&P Mid Cap 400	June, 2007	$5,734	$132
36	Mini Russell 2000 Index	June, 2007	2,909	64

				$196

ABBREVIATIONS:
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options and reverse repurchase agreements.
(n)	The rate shown is the effective yield at the date of purchase.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.
USD	United States Dollar

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$167,664
Aggregate gross unrealized depreciation	(11,371)

Net unrealized appreciation/depreciation	$156,293

Federal income tax cost of investments	$679,293

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long Positions — 92.0% (j)
	Common Stocks — 92.0%
	Aerospace & Defense — 1.8%
51	Boeing Co.	4,533
151	Ceradyne, Inc. (a)	8,273
70	L-3 Communications Holdings, Inc.	6,091
83	Lockheed Martin Corp.	8,026
61	Northrop Grumman Corp.	4,515
140	Raytheon Co.	7,362
-(h)	United Technologies Corp.	19

		38,819

	Airlines — 0.8%
160	AMR Corp. (a)	4,873
146	Continental Airlines, Inc., Class B (a)	5,305
173	Skywest, Inc.	4,651
78	US Airways Group, Inc. (a)	3,552

		18,381

	Auto Components — 0.4%
461	ArvinMeritor, Inc.	8,418

	Automobiles — 0.7%
222	General Motors Corp.	6,799
27	Harley-Davidson, Inc.	1,559
167	Thor Industries, Inc.	6,591

		14,949

	Beverages — 0.7%
111	Coca-Cola Enterprises, Inc.	2,258
80	Molson Coors Brewing Co., Class B	7,533
207	Pepsi Bottling Group, Inc.	6,596

		16,387

	Biotechnology — 1.0%
58	Alkermes, Inc. (a)	901
132	Applera Corp. - Celera Genomics Group (a)	1,871
116	Cephalon, Inc. (a)	8,236
134	ImClone Systems, Inc. (a)	5,446
330	Millennium Pharmaceuticals, Inc. (a)	3,749
37	OSI Pharmaceuticals, Inc. (a)	1,231

		21,434

	Building Products — 0.7%
96	Lennox International, Inc.	3,409
246	Masco Corp.	6,732
33	NCI Building Systems, Inc. (a)	1,568
62	Universal Forest Products, Inc.	3,076

		14,785

	Capital Markets — 2.2%
26	A.G. Edwards, Inc.	1,825
65	Bear Stearns Cos., Inc. (The)	9,789
51	Goldman Sachs Group, Inc.	10,478
309	Knight Capital Group, Inc., Class A (a)	4,892
111	Lehman Brothers Holdings, Inc.	7,750
21	Merrill Lynch & Co., Inc.	1,687
131	Morgan Stanley	10,318
43	SEI Investments Co.	2,614

		49,353

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Chemicals — 2.8%
181	Albemarle Corp.	7,502
39	Ashland, Inc.	2,577
51	Cabot Corp.	2,447
189	Celanese Corp., Class A	5,832
8	FMC Corp.	640
216	H.B. Fuller Co.	5,897
129	Hercules, Inc. (a)	2,517
128	Huntsman Corp.	2,452
120	International Flavors & Fragrances, Inc.	5,677
135	Lubrizol Corp.	6,968
272	Lyondell Chemical Co.	8,163
271	Olin Corp.	4,589
125	OM Group, Inc. (a)	5,578
49	RPM International, Inc.	1,141

		61,980

	Commercial Banks — 1.6%
138	BB&T Corp.	5,647
97	Comerica, Inc.	5,705
150	Keycorp	5,626
10	Marshall & Ilsley Corp.	483
44	PNC Financial Services Group, Inc.	3,153
175	U.S. Bancorp	6,128
85	Wachovia Corp.	4,692
108	Wells Fargo & Co.	3,710

		35,144

	Commercial Services & Supplies — 1.7%
29	ACCO Brands Corp. (a)	693
134	Administaff, Inc.	4,720
215	IKON Office Solutions, Inc.	3,093
255	Labor Ready, Inc. (a)	4,835
113	Manpower, Inc.	8,353
49	Monster Worldwide, Inc. (a)	2,316
34	R.R. Donnelley & Sons Co.	1,258
139	Steelcase, Inc.	2,766
58	United Stationers, Inc. (a)	3,462
107	Watson Wyatt Worldwide, Inc., Class A	5,205

		36,701

	Communications Equipment — 2.1%
840	3Com Corp. (a)	3,286
552	Arris Group, Inc. (a)	7,769
394	Avaya, Inc. (a)	4,657
135	Cisco Systems, Inc. (a)	3,449
202	InterDigital Communications Corp. (a)	6,405
365	Motorola, Inc.	6,441
269	Polycom, Inc. (a)	8,960
713	UTStarcom, Inc. (a)	5,913

		46,880

	Computers & Peripherals — 2.1%
1,014	Brocade Communications Systems, Inc. (a)	9,652
104	Emulex Corp. (a)	1,896
227	Hewlett-Packard Co.	9,115
43	International Business Machines Corp.	4,014
196	Komag, Inc. (a)	6,401
114	Lexmark International, Inc., Class A (a)	6,666
180	Sun Microsystems, Inc. (a)	1,079
385	Western Digital Corp. (a)	6,470

		45,293

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Construction & Engineering — 0.3%
120	EMCOR Group, Inc. (a)	7,078

	Construction Materials — 0.4%
193	Eagle Materials, Inc.	8,613

	Consumer Finance — 0.6%
246	AmeriCredit Corp. (a)	5,613
19	CompuCredit Corp. (a)	586
173	First Marblehead Corp. (The)	7,788

		13,987

	Containers & Packaging — 0.8%
118	Packaging Corp. of America	2,878
71	Rock-Tenn Co., Class A	2,371
121	Sonoco Products Co.	4,550
115	Temple-Inland, Inc.	6,861

		16,660

	Diversified Financial Services — 1.0%
128	Bank of America Corp.	6,526
140	CIT Group, Inc.	7,419
136	Citigroup, Inc.	7,005

		20,950

	Diversified Telecommunication Services — 0.8%
578	Cincinnati Bell, Inc. (a)	2,716
145	Embarq Corp.	8,165
19	Golden Telecom, Inc. (Russia)	1,070
1,036	Level 3 Communications, Inc. (a)	6,320

		18,271

	Electric Utilities — 1.1%
377	Duke Energy Corp.	7,653
142	Edison International	6,969
91	Pinnacle West Capital Corp.	4,398
77	PPL Corp.	3,139
59	Progress Energy, Inc.	2,990

		25,149

	Electrical Equipment — 0.9%
74	A.O. Smith Corp.	2,831
132	Acuity Brands, Inc.	7,168
40	Belden CDT, Inc.	2,160
-(h)	Cooper Industries Ltd., Class A	19
114	Regal-Beloit Corp.	5,275
29	Thomas & Betts Corp. (a)	1,418

		18,871

	Electronic Equipment & Instruments — 1.3%
22	Anixter International, Inc. (a)	1,426
240	Avnet, Inc. (a)	8,662
246	Celestica, Inc. (Canada) (a)	1,507
327	Ingram Micro, Inc. Class A (a)	6,322
132	Plexus Corp. (a)	2,259
15	Tech Data Corp. (a)	535
94	Technitrol, Inc.	2,466
457	Vishay Intertechnology, Inc. (a)	6,392

		29,569

	Energy Equipment & Services — 3.9%
68	Diamond Offshore Drilling, Inc.	5,524
150	ENSCO International, Inc.	8,154
368	Global Industries Ltd (a)	6,723
939	Grey Wolf, Inc. (a)	6,290
39	Lone Star Technologies, Inc. (a)	2,578
192	Nabors Industries Ltd. (Bermuda) (a)	5,691
68	National Oilwell Varco, Inc. (a)	5,312
10	Noble Corp. (Cayman Islands)	768
202	Oil States International, Inc. (a)	6,479
271	Patterson-UTI Energy, Inc.	6,088
61	SEACOR Holdings, Inc. (a)	5,965
193	Superior Energy Services, Inc. (a)	6,658
141	Tidewater, Inc.	8,267

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

88	Todco, Class A (a)	3,530
136	Unit Corp. (a)	6,895

		84,922

	Food & Staples Retailing — 0.2%
73	Kroger Co. (The)	2,063
44	Safeway, Inc.	1,623

		3,686

	Food Products — 1.0%
88	Archer-Daniels-Midland Co.	3,230
170	ConAgra Foods, Inc.	4,223
332	Del Monte Foods Co.	3,812
90	H.J. Heinz Co.	4,254
27	Ralcorp Holdings, Inc. (a)	1,746
341	Sara Lee Corp.	5,767

		23,032

	Gas Utilities — 1.2%
98	AGL Resources, Inc.	4,203
104	Atmos Energy Corp.	3,247
93	Energen Corp.	4,711
164	ONEOK, Inc.	7,363
56	Southwest Gas Corp.	2,182
176	UGI Corp.	4,692

		26,398

	Health Care Equipment & Supplies — 1.4%
21	Baxter International, Inc.	1,088
96	Beckman Coulter, Inc.	6,105
7	Edwards Lifesciences Corp. (a)	333
23	Haemonetics Corp. (a)	1,098
94	Immucor, Inc. (a)	2,755
229	Kinetic Concepts, Inc. (a)	11,580
131	Mentor Corp.	6,023
38	West Pharmaceutical Services, Inc.	1,775

		30,757

	Health Care Providers & Services — 3.0%
178	Aetna, Inc.	7,798
111	AMERIGROUP Corp. (a)	3,360
163	AmerisourceBergen Corp.	8,625
158	Apria Healthcare Group, Inc. (a)	5,091
53	Cigna Corp.	7,527
111	Coventry Health Care, Inc. (a)	6,245
123	Humana, Inc. (a)	7,139
89	Kindred Healthcare, Inc. (a)	2,907
99	LifePoint Hospitals, Inc. (a)	3,771
71	McKesson Corp.	4,140
13	UnitedHealth Group, Inc.	668
101	WellCare Health Plans, Inc. (a)	8,594

		65,865

	Health Care Technology — 0.4%
537	Emdeon Corp. (a)	8,119

	Hotels, Restaurants & Leisure — 2.3%
43	Ameristar Casinos, Inc.	1,389
255	Brinker International, Inc.	8,342
78	Carnival Corp.	3,670
121	CBRL Group, Inc.	5,597
190	Darden Restaurants, Inc.	7,815
71	Jack in the Box, Inc. (a)	4,933
71	McDonald’s Corp.	3,213
253	Ruby Tuesday, Inc.	7,239
23	Vail Resorts, Inc. (a)	1,276
107	Wendy’s International, Inc.	3,334
117	Wyndham Worldwide Corp. (a)	4,004

		50,812

	Household Durables — 3.0%
234	American Greetings Corp., Class A	5,435
69	Black & Decker Corp.	5,621

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

145	Jarden Corp. (a)	5,555
119	KB Home	5,096
52	Leggett & Platt, Inc.	1,188
166	Meritage Homes Corp. (a)	5,316
86	Mohawk Industries, Inc. (a)	7,072
13	NVR, Inc. (a)	8,924
116	Ryland Group, Inc.	4,895
303	Tempur-Pedic International, Inc.	7,887
154	Tupperware Brands Corp.	3,845
58	Whirlpool Corp.	4,896

		65,730

	Household Products — 0.4%
98	Energizer Holdings, Inc. (a)	8,397

	Independent Power Producers & Energy Traders — 0.5%
273	AES Corp. (The) (a)	5,878
80	Mirant Corp. (a)	3,220
34	NRG Energy, Inc. (a)	2,461

		11,559

	Industrial Conglomerates — 0.6%
93	Teleflex, Inc.	6,338
273	Walter Industries, Inc.	6,749

		13,087

	Insurance — 4.4%
112	ACE Ltd. (Bermuda)	6,365
99	Allstate Corp. (The)	5,947
202	American Financial Group, Inc.	6,865
99	Assurant, Inc.	5,305
90	Chubb Corp.	4,676
83	CNA Financial Corp. (a)	3,595
44	Everest Re Group Ltd. (Bermuda)	4,248
46	First American Corp.	2,345
37	Genworth Financial, Inc.	1,301
73	Hanover Insurance Group, Inc. (The)	3,368
63	Hartford Financial Services Group, Inc.	6,015
105	HCC Insurance Holdings, Inc.	3,242
94	Loews Corp.	4,251
74	MetLife, Inc.	4,697
72	Odyssey Re Holdings Corp.	2,812
121	Ohio Casualty Corp.	3,620
83	Philadelphia Consolidated Holding Co. (a)	3,665
119	Safeco Corp.	7,926
126	Travelers Cos, Inc. (The)	6,497
182	W.R. Berkley Corp.	6,023
59	XL Capital Ltd., Class A (Bermuda)	4,115

		96,878

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Internet & Catalog Retail — 1.3%
149	Amazon.com, Inc. (a)	5,925
109	Expedia, Inc. (a)	2,519
159	IAC/InterActive Corp.(a)	6,008
134	NutriSystem (a)	7,025
138	Priceline.com, Inc. (a)	7,369

		28,846

	Internet Software & Services — 0.4%
651	RealNetworks, Inc. (a)	5,114
137	ValueClick, Inc. (a)	3,592

		8,706

	IT Services — 1.8%
230	Accenture Ltd., Class A (Bermuda)	8,878
105	Affiliated Computer Services, Inc., Class A (a)	6,168
87	Alliance Data Systems Corp. (a)	5,384
47	Computer Sciences Corp. (a)	2,427
302	Convergys Corp. (a)	7,684
183	CSG Systems International, Inc. (a)	4,567
206	Electronic Data Systems Corp.	5,698

		40,806

	Leisure Equipment & Products — 0.3%
220	Mattel, Inc.	6,079

	Life Sciences Tools & Services — 0.6%
77	Illumina, Inc. (a)	2,243
78	Varian, Inc. (a)	4,564
103	Waters Corp. (a)	5,958

		12,765

	Machinery — 4.4%
106	AGCO Corp. (a)	3,926
81	Caterpillar, Inc.	5,406
61	Cummins, Inc.	8,830
122	Dover Corp.	5,976
66	Eaton Corp.	5,526
176	Gardner Denver, Inc. (a)	6,122
119	ITT Corp.	7,195
89	Manitowoc Co., Inc. (The)	5,642
118	PACCAR, Inc.	8,628
70	Parker-Hannifin Corp.	6,033
126	SPX Corp.	8,857
151	Terex Corp. (a)	10,868
140	Timken Co.	4,249
32	Toro Co.	1,653
116	Trinity Industries, Inc.	4,871
117	Wabtec Corp.	4,050

		97,832

	Marine — 0.2%
166	American Commercial Lines, Inc. (a)	5,226

	Media — 1.6%
195	Belo Corp., Class A	3,640
251	DIRECTV Group, Inc. (The) (a)	5,789
130	DreamWorks Animation SKG, Inc., Class A (a)	3,977
158	EchoStar Communications Corp., Class A (a)	6,843
57	Entercom Communications Corp.,Class A	1,598
40	Gannett Co., Inc.	2,248
20	Meredith Corp.	1,163
63	Omnicom Group, Inc.	6,444
79	Scholastic Corp. (a)	2,462
77	Warner Music Group Corp.	1,310

		35,474

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Metals & Mining — 2.9%
364	AK Steel Holding Corp. (a)	8,512
55	Century Aluminum Co. (a)	2,583
182	Chaparral Steel Co.	10,581
71	Cleveland-Cliffs, Inc.	4,554
117	Freeport-McMoRan Copper & Gold, Inc., Class B	7,722
99	Southern Copper Corp.	7,119
265	Steel Dynamics, Inc.	11,450
111	United States Steel Corp.	11,044

		63,565

	Multiline Retail — 1.5%
81	Big Lots, Inc. (a)	2,522
225	Dollar Tree Stores, Inc. (a)	8,598
43	Family Dollar Stores, Inc.	1,281
111	Federated Department Stores, Inc.	4,981
102	J.C. Penney Co., Inc.	8,340
83	Kohl’s Corp. (a)	6,332

		32,054

	Multi-Utilities — 2.3%
116	Avista Corp.	2,817
485	CenterPoint Energy, Inc.	8,705
381	CMS Energy Corp.	6,783
218	Energy East Corp.	5,313
142	MDU Resources Group, Inc.	4,094
133	PG&E Corp.	6,416
61	PNM Resources, Inc.	1,966
213	Puget Energy, Inc.	5,468
81	Sempra Energy	4,934
222	TECO Energy, Inc.	3,826

		50,322

	Office Electronics — 0.2%
325	Xerox Corp. (a)	5,490

	Oil, Gas & Consumable Fuels — 3.1%
160	Alpha Natural Resources, Inc. (a)	2,497
122	Anadarko Petroleum Corp.	5,245
23	Chesapeake Energy Corp.	712
17	Chevron Corp.	1,226
116	ConocoPhillips	7,900
117	El Paso Corp.	1,686
85	Marathon Oil Corp.	8,425
84	Noble Energy, Inc.	5,024
63	Occidental Petroleum Corp.	3,105
118	Overseas Shipholding Group, Inc.	7,392
16	Penn Virginia Corp.	1,187
95	Plains Exploration & Production Co. (a)	4,308
134	Swift Energy Co. (a)	5,592
93	Tesoro Corp.	9,348
29	Valero Energy Corp.	1,846
16	Whiting Petroleum Corp. (a)	611
57	XTO Energy, Inc.	3,130

		69,234

	Personal Products — 0.7%
150	Alberto-Culver Co.	3,437
58	Estee Lauder Cos., Inc., (The), Class A	2,813
184	NBTY, Inc. (a)	9,766

		16,016

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Pharmaceuticals — 3.3%
75	Alpharma, Inc., Class A	1,804
369	Biovail Corp. (Canada)	8,061
142	Endo Pharmaceuticals Holdings, Inc. (a)	4,183
76	Forest Laboratories, Inc. (a)	3,919
60	Johnson & Johnson	3,630
406	King Pharmaceuticals, Inc. (a)	7,988
152	Medicines Co. (The) (a)	3,818
113	Merck & Co., Inc.	4,975
62	MGI Pharma, Inc. (a)	1,390
288	Mylan Laboratories, Inc.	6,082
230	Pfizer, Inc.	5,821
237	Schering-Plough Corp.	6,048
303	Valeant Pharmaceuticals International	5,235
224	Watson Pharmaceuticals, Inc. (a)	5,917
58	Wyeth	2,923

		71,794

	Real Estate Investment Trusts (REITs) — 0.4%
25	Camden Property Trust	1,764
179	CapitalSource, Inc.	4,493
91	Crescent Real Estate Equities Co.	1,825
28	Duke Realty Corp.	1,197
15	Pennsylvania Real Estate Investment Trust	664

		9,943

	Real Estate Management & Development — 0.1%
39	Brookfield Properties Corp.	1,590

	Road & Rail — 1.1%
56	Con-way, Inc.	2,772
40	CSX Corp.	1,621
82	Norfolk Southern Corp.	4,153
47	Ryder System, Inc.	2,334
61	Union Pacific Corp.	6,173
173	YRC Worldwide, Inc. (a)	6,975

		24,028

	Semiconductors & Semiconductor Equipment — 4.3%
631	Amkor Technology, Inc. (a)	7,875
1,740	Conexant Systems, Inc. (a)	2,872
84	Cymer, Inc. (a)	3,504
76	Entegris, Inc. (a)	808
263	Fairchild Semiconductor International, Inc. (a)	4,400
279	Integrated Device Technology, Inc. (a)	4,309
37	International Rectifier Corp. (a)	1,402
205	Intersil Corp., Class A	5,426
146	Lam Research Corp. (a)	6,924
844	LSI Logic Corp. (a)	8,808
103	MEMC Electronic Materials, Inc. (a)	6,230
117	MKS Instruments, Inc. (a)	2,977
209	Novellus Systems, Inc. (a)	6,706
443	OmniVision Technologies, Inc. (a)	5,748
759	ON Semiconductor Corp. (a)	6,771
596	RF Micro Devices, Inc. (a)	3,711
303	Silicon Image, Inc. (a)	2,472
498	Teradyne, Inc. (a)	8,235
350	Zoran Corp. (a)	5,957

		95,135

	Software — 3.4%
59	Amdocs Ltd. (United Kingdom) (a)	2,134
398	Cadence Design Systems, Inc. (a)	8,385
815	Compuware Corp. (a)	7,731
70	Fair Isaac Corp.	2,708
231	McAfee, Inc. (a)	6,709
363	Mentor Graphics Corp. (a)	5,939
309	Nuance Communications, Inc. (a)	4,736
355	Quest Software, Inc. (a)	5,775
85	Salesforce.com, Inc. (a)	3,646

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

268	Sybase, Inc. (a)	6,768
377	Symantec Corp. (a)	6,521
310	Synopsys, Inc. (a)	8,142
137	THQ, Inc. (a)	4,683

		73,877

	Specialty Retail — 5.6%
248	Aeropostale, Inc. (a)	9,969
257	American Eagle Outfitters, Inc.	7,704
115	AnnTaylor Stores Corp. (a)	4,457
343	AutoNation, Inc. (a)	7,292
68	AutoZone, Inc. (a)	8,758
62	Brown Shoe Co., Inc.	2,594
289	Charming Shoppes, Inc. (a)	3,737
324	Dress Barn, Inc. (a)	6,747
256	Foot Locker, Inc.	6,039
146	Group 1 Automotive, Inc.	5,795
159	Gymboree Corp. (a)	6,382
175	Men’s Wearhouse, Inc.	8,236
115	OfficeMax, Inc.	6,072
292	Payless ShoeSource, Inc. (a)	9,703
223	RadioShack Corp.	6,014
193	Rent-A-Center, Inc. (a)	5,411
86	Select Comfort Corp. (a)	1,534
99	Sherwin-Williams Co. (The)	6,513
199	TJX Cos., Inc.	5,366
239	United Auto Group, Inc.	4,852

		123,175

	Textiles, Apparel & Luxury Goods — 1.0%
186	Carter’s, Inc. (a)	4,715
93	Crocs, Inc. (a)	4,378
208	Jones Apparel Group, Inc.	6,396
41	Phillips-Van Heusen Corp.	2,428
111	Warnaco Group, Inc. (The) (a)	3,144

		21,061

	Thrifts & Mortgage Finance — 1.7%
239	Corus Bankshares, Inc.	4,076
147	Countrywide Financial Corp.	4,949
104	Fannie Mae	5,670
129	FirstFed Financial Corp. (a)	7,318
167	IndyMac Bancorp, Inc.	5,356
83	PMI Group, Inc. (The)	3,747
137	Washington Mutual, Inc.	5,526

		36,642

	Tobacco — 0.7%
143	Loews Corp. - Carolina Group	10,813
44	Reynolds American, Inc.	2,721
32	UST, Inc.	1,849

		15,383

	Trading Companies & Distributors — 0.6%
104	Applied Industrial Technologies, Inc.	2,562
206	United Rentals, Inc. (a)	5,664
95	WESCO International, Inc. (a)	5,973

		14,199

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Wireless Telecommunication Services — 0.4%
431	Dobson Communications Corp. Class A (a)	3,703
86	Telephone & Data Systems, Inc.	5,145

		8,848

	Total Common Stocks (Cost $1,709,381)	2,025,004

	Short-Term Investment — 4.3%
	Investment Company — 4.3%
95,392	JPMorgan Liquid Assets Money Market Fund (b) (m) (Cost $95,392)	95,392

	Total Investments — 96.3% (Cost $1,804,773)	2,120,396
	Other Assets in Excess of Liabilities — 3.7%	80,785

	NET ASSETS — 100.0%	$2,201,181

	Short Positons — 92.3%
	Common Stocks — 92.3%
	Aerospace & Defense — 1.7%
249	BE Aerospace, Inc. (a)	7,879
123	Curtiss-Wright Corp.	4,732
36	DRS Technologies, Inc.	1,889
112	Goodrich Corp.	5,761
452	Hexcel Corp. (a)	8,970
110	Rockwell Collins, Inc.	7,337

		36,568

	Air Freight & Logistics — 0.5%
145	Expeditors International of Washington, Inc.	6,002
77	United Parcel Service, Inc., Class B	5,382

		11,384

	Airlines — 0.8%
607	Airtran Holdings, Inc. (a)	6,233
534	JetBlue Airways Corp. (a)	6,143
371	Southwest Airlines Co.	5,455

		17,831

	Auto Components — 0.3%
223	Goodyear Tire & Rubber Co. (The) (a)	6,951

	Automobiles — 0.3%
761	Ford Motor Co.	6,001

	Beverages — 0.6%
34	Brown-Forman Corp., Class B	2,228
87	Coca-Cola Co. (The)	4,193
283	Constellation Brands, Inc., Class A (a)	5,987

		12,408

	Biotechnology — 1.3%
51	Amylin Pharmaceuticals, Inc. (a)	1,908
88	Celgene Corp. (a)	4,636
39	Cubist Pharmaceuticals, Inc. (a)	854
13	Genentech, Inc. (a)	1,040
44	Gilead Sciences, Inc. (a)	3,388
189	Human Genome Sciences, Inc. (a)	2,004
59	Medarex, Inc. (a)	769
238	MedImmune, Inc. (a)	8,659
16	Myriad Genetics, Inc. (a)	548
61	PDL BioPharma, Inc. (a)	1,321
90	Vertex Pharmaceuticals, Inc. (a)	2,534

		27,661

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Capital Markets — 3.3%
136	American Capital Strategies Ltd.	6,041
128	Charles Schwab Corp. (The)	2,340
257	Eaton Vance Corp.	9,161
178	Federated Investors, Inc., Class B	6,538
63	GFI Group, Inc. (a)	4,250
75	Greenhill & Co., Inc.	4,602
65	Investment Technology Group, Inc. (a)	2,548
366	Janus Capital Group, Inc.	7,661
71	Legg Mason, Inc.	6,736
110	Northern Trust Corp.	6,611
139	Nuveen Investments, Inc., Class A	6,573
27	optionsXpress Holdings, Inc.	642
9	Piper Jaffray Companies. (a)	581
367	TD Ameritrade Holding Corp. (a)	5,462
148	Waddell & Reed Financial, Inc., Class A	3,446

		73,192

	Chemicals — 2.2%
28	Air Products & Chemicals, Inc.	2,040
626	Chemtura Corp.	6,841
44	Cytec Industries, Inc.	2,498
132	E.l. du Pont de Nemours & Co.	6,512
166	Ecolab, Inc.	7,118
1	Minerals Technologies, Inc.	58
130	Monsanto Co.	7,122
379	Mosiac Co. (The) (a)	10,111
21	PPG Industries, Inc.	1,476
68	Praxair, Inc.	4,272

		48,048

	Commercial Banks — 1.8%
205	Commerce Bancorp, Inc.	6,850
32	Cullen/Frost Bankers, Inc.	1,693
173	Fifth Third Bancorp	6,711
88	Greater Bay Bancorp	2,359
207	Popular, Inc.	3,435
75	Regions Financial Corp.	2,651
42	SVB Financial Group (a)	2,034
148	TCF Financial Corp.	3,914
269	UCBH Holdings, Inc.	5,008
60	UnionBanCal Corp.	3,812
41	Valley National Bancorp	1,036
22	Wilmington Trust Corp.	925

		40,428

	Commercial Services & Supplies — 2.7%
102	Brady Corp., Class A	3,185
76	Corporate Executive Board Co.	5,768
367	Covanta Holding Corp. (a)	8,132
81	Herman Miller, Inc.	2,716
77	HNI Corp.	3,522
78	Mine Safety Appliances Co.	3,267
39	Pitney Bowes, Inc.	1,749
160	Resources Connection, Inc. (a)	5,133
195	SAIC Inc. (a)	3,385
103	Stericycle, Inc. (a)	8,356
176	TeleTech Holdings, Inc. (a)	6,439
239	Waste Connections, Inc. (a)	7,146

		58,798

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Communications Equipment — 2.4%
190	ADTRAN, Inc.	4,623
101	Avocent Corp. (a)	2,733
233	Ciena Corp. (a)	6,503
1,907	Finisar Corp. (a)	6,676
132	JDS Uniphase Corp. (a)	2,005
319	Nortel Networks Corp. (Canada) (a)	7,680
1,006	Powerwave Technologies, Inc. (a)	5,725
121	QUALCOMM, Inc.	5,156
48	Research In Motion Ltd. (Canada) (a)	6,600
242	Sonus Networks, Inc. (a)	1,949
271	Tekelec (a)	4,034

		53,684

	Computers & Peripherals — 1.8%
74	Apple, Inc. (a)	6,859
174	Avid Technology, Inc. (a)	6,069
241	Dell, Inc. (a)	5,600
227	Intermec, Inc. (a)	5,078
298	QLogic Corp. (a)	5,068
124	SanDisk Corp. (a)	5,427
247	Seagate Technology (Cayman Islands)	5,765

		39,866

	Construction & Engineering — 0.9%
81	Fluor Corp.	7,292
27	Quanta Services, Inc. (a)	685
219	Shaw Group, Inc. (The) (a)	6,845
69	Washington Group International, Inc. (a)	4,560

		19,382

	Construction Materials — 0.1%
26	Vulcan Materials Co.	2,988

	Containers & Packaging — 0.9%
123	Bemis Co.	4,107
208	Crown Holdings, Inc. (a)	5,099
154	Owens-Illinois, Inc. (a)	3,979
628	Smurfit-Stone Container Corp. (a)	7,075

		20,260

	Distributors — 0.2%
71	Genuine Parts Co.	3,484

	Diversified Consumer Services — 0.9%
59	Career Education Corp. (a)	1,804
273	Corinthian Colleges, Inc. (a)	3,757
322	H&R Block, Inc.	6,765
48	Strayer Education, Inc.	5,940
52	Weight Watchers International, Inc.	2,399

		20,665

	Diversified Financial Services — 0.8%
12	Chicago Mercantile Exchange Holdings, Inc., Class A	6,169
67	International Securities Exchange Holdings, Inc.	3,291
244	Nasdaq Stock Market, Inc. (The) (a)	7,179

		16,639

	Diversified Telecommunication Services — 0.8%
67	AT&T, Inc.	2,636
327	Citizens Communications Co.	4,883
249	NeuStar, Inc., Class A (a)	7,073
94	Time Warner Telecom, Inc., Class A (a)	1,957

		16,549

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electric Utilities — 2.4%
159	Allegheny Energy, Inc. (a)	7,805
73	Cleco Corp.	1,892
153	DPL, Inc.	4,767
31	Entergy Corp.	3,293
110	Exelon Corp.	7,529
75	IDACORP, Inc.	2,545
30	ITC Holdings Corp.	1,288
43	Northeast Utilities	1,408
318	Reliant Energy, Inc. (a)	6,458
437	Sierra Pacific Resources (a)	7,595
184	Southern Co. (The)	6,727
25	Westar Energy, Inc.	696

		52,003

	Electrical Equipment — 0.9%
199	Energy Conversion Devices, Inc. (a)	6,944
93	Hubbell, Inc., Class B	4,505
150	Roper Industries, Inc.	8,249

		19,698

	Electronic Equipment & Instruments — 1.2%
93	CDW Corp.	5,721
264	Cogent, Inc. (a)	3,545
229	FLIR Systems, Inc. (a)	8,185
10	Itron, Inc. (a)	644
127	Molex, Inc.	3,582
15	Rogers Corp. (a)	677
147	Tektronix, Inc.	4,128

		26,482

	Energy Equipment & Services — 2.5%
79	Baker Hughes, Inc.	5,215
174	CARBO Ceramics, Inc.	8,114
276	Dresser-Rand Group, Inc. (a)	8,397
195	Pride International, Inc. (a)	5,885
193	Rowan Cos., Inc.	6,250
307	RPC, Inc.	5,118
119	Smith International, Inc.	5,712
156	Tetra Technologies, Inc. (a)	3,864
94	Universal Compression Holdings, Inc. (a)	6,347

		54,902

	Food & Staples Retailing — 1.9%
209	CVS/Caremark Corp.	7,147
210	Great Atlantic & Pacific Tea Co., Inc.	6,954
1,465	Rite Aid Corp. (a)	8,454
96	SUPERVALU, Inc.	3,763
137	United Natural Foods, Inc. (a)	4,193
113	Walgreen Co.	5,179
114	Whole Foods Market, Inc.	5,118

		40,808

	Food Products — 2.3%
135	Corn Products International, Inc.	4,812
39	Dean Foods Co.	1,813
110	Flowers Foods, Inc.	3,325
136	Hershey Co. (The)	7,452
76	Kellogg Co.	3,887

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

18	McCormick & Co., Inc. (Non-Voting)	689
223	Pilgrim’s Pride Corp.	7,388
180	Smithfield Foods, Inc. (a)	5,395
463	Tyson Foods, Inc., Class A	8,978
152	Wm. Wrigley, Jr., Co.	7,735

		51,474

	Gas Utilities — 0.8%
192	Equitable Resources, Inc.	9,281
81	New Jersey Resources Corp.	4,049
118	Piedmont Natural Gas Co.	3,107
33	Southern Union Co.	998

		17,435

	Health Care Equipment & Supplies — 3.9%
88	Advanced Medical Optics, Inc. (a)	3,267
67	Alcon, Inc. (Switzerland)	8,784
297	American Medical Systems Holdings, Inc. (a)	6,298
106	Arthrocare Corp. (a)	3,818
40	Bausch & Lomb, Inc.	2,067
398	Boston Scientific Corp. (a)	5,788
135	Cooper Cos., Inc. (The)	6,567
110	Gen-Probe, Inc. (a)	5,176
134	Hologic, Inc. (a)	7,702
56	Inverness Medical Innovations, Inc. (a)	2,473
57	Kyphon, Inc. (a)	2,567
154	Resmed, Inc. (a)	7,749
133	Respironics, Inc. (a)	5,580
190	St. Jude Medical, Inc. (a)	7,141
106	Stryker Corp.	7,009
57	Varian Medical Systems, Inc. (a)	2,709

		84,695

	Health Care Providers & Services — 1.8%
94	Brookdale Senior Living, Inc.	4,176
233	Health Management Associates, Inc., Class A	2,538
21	Henry Schein, Inc. (a)	1,152
162	Omnicare, Inc.	6,427
92	Owens & Minor, Inc.	3,366
114	Patterson Cos., Inc. (a)	4,036
94	Pediatrix Medical Group, Inc. (a)	5,352
161	PSS World Medical, Inc. (a)	3,404
43	Psychiatric Solutions, Inc. (a)	1,726
1,026	Tenet Healthcare Corp. (a)	6,599
19	Universal Health Services, Inc., Class B	1,074

		39,850

	Health Care Technology — 0.6%
239	Allscripts Healthcare Solutions, Inc. (a)	6,401
64	Cerner Corp. (a)	3,503
222	Eclipsys Corp. (a)	4,285

		14,189

	Hotels, Restaurants & Leisure — 3.1%
87	Boyd Gaming Corp.	4,122
274	Cheesecake Factory, Inc. (The) (a)	7,311
86	Gaylord Entertainment Co. (a)	4,547
64	Las Vegas Sands Corp. (a)	5,543
109	Life Time Fitness, Inc. (a)	5,585
119	Panera Bread Co., Class A (a)	7,012
40	Penn National Gaming, Inc. (a)	1,709
69	PF Chang’s China Bistro, Inc. (a)	2,886
237	Scientific Games Corp., Class A (a)	7,782

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

67	Sonic Corp. (a)	1,494
182	Starbucks Corp. (a)	5,695
205	WMS Industries, Inc. (a)	8,040
70	Wynn Resorts Ltd.	6,619

		68,345

	Household Durables — 2.1%
142	Beazer Homes USA, Inc.	4,127
127	Centex Corp.	5,286
85	D.R. Horton, Inc.	1,865
24	Fortune Brands, Inc.	1,884
35	Harman International Industries, Inc.	3,391
199	Hovnanian Enterprises, Inc., Class A (a)	5,004
67	Lennar Corp., Class A	2,849
152	MDC Holdings, Inc.	7,286
221	Pulte Homes, Inc.	5,837
240	Standard-Pacific Corp.	5,019
143	Toll Brothers, Inc. (a)	3,924

		46,472

	Household Products — 0.8%
98	Church & Dwight Co., Inc.	4,917
94	Colgate-Palmolive Co.	6,273
114	Procter & Gamble Co.	7,194

		18,384

	Industrial Conglomerates — 0.2%
28	3M Co.	2,138
65	General Electric Co.	2,304

		4,442

	Insurance — 3.2%
131	Aflac, Inc.	6,159
184	AON Corp.	6,974
103	Brown & Brown, Inc.	2,794
137	Cincinnati Financial Corp.	5,803
112	Conseco, Inc. (a)	1,946
282	Fidelity National Title Group, Inc., Class A	6,775
246	Gallagher (Arthur J.) & Co.	6,980
88	Hilb, Rogal & Hobbs Co.	4,295
77	LandAmerica Financial Group, Inc.	5,668
255	Marsh & McLennan Cos., Inc.	7,472
81	Mercury General Corp.	4,321
145	National Financial Partners Corp.	6,785
66	Phoenix Cos., Inc. (The)	917
44	Protective Life Corp.	1,924
47	Stancorp Financial Group, Inc.	2,306

		71,119

	Internet & Catalog Retail — 0.2%
226	Liberty Media Holding Corp. - Interactive, Class A (a)	5,386

	Internet Software & Services — 1.7%
669	CNET Networks, Inc. (a)	5,828
225	eBay, Inc. (a)	7,465
9	Google, Inc., Class A (a)	3,911
80	SAVVIS, Inc. (a)	3,851
194	VeriSign, Inc. (a)	4,861
63	WebEx Communications, Inc. (a)	3,554
252	Yahoo!, Inc. (a)	7,881

		37,351

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	IT Services — 3.3%
700	BearingPoint, Inc. (a)	5,361
366	BISYS Group, Inc. (The) (a)	4,191
52	Ceridian Corp. (a)	1,810
113	DST Systems, Inc. (a)	8,478
161	Euronet Worldwide, Inc. (a)	4,323
120	Fidelity National Information Services, Inc.	5,465
25	First Data Corp.	683
246	Gartner, Inc. (a)	5,898
212	Iron Mountain, Inc. (a)	5,546
68	MasterCard, Inc., Class A	7,206
112	Paychex, Inc.	4,237
150	SRA International, Inc., Class A (a)	3,648
219	VeriFone Holdings, Inc. (a)	8,050
301	Western Union Co. (The)	6,612
41	Wright Express Corp. (a)	1,240

		72,748

	Leisure Equipment & Products — 0.4%
268	Callaway Golf Co.	4,216
135	Pool Corp.	4,827

		9,043

	Life Sciences Tools & Services — 2.2%
322	Affymetrix, Inc. (a)	9,676
15	Charles River Laboratories International, Inc. (a)	708
36	Covance, Inc. (a)	2,114
105	Millipore Corp. (a)	7,611
435	Nektar Therapeutics (a)	5,688
217	Pharmaceutical Product Development, Inc.	7,305
68	Techne Corp. (a)	3,873
156	Thermo Fisher Scientific, Inc. (a)	7,289
97	Ventana Medical Systems, Inc. (a)	4,048

		48,312

	Machinery — 3.2%
255	Briggs & Stratton Corp.	7,867
150	Bucyrus International, Inc.	7,706
101	Clarcor, Inc.	3,225
29	Danaher Corp.	2,060
78	Deere & Co.	8,454
143	Donaldson Co., Inc.	5,167
125	ESCO Technologies, Inc. (a)	5,605
138	Flowserve Corp.	7,878
39	Graco, Inc.	1,511
105	Joy Global, Inc.	4,484
48	Kennametal, Inc.	3,239
48	Nordson Corp.	2,212
97	Oshkosh Truck Corp.	5,128
24	Pall Corp.	930
146	Pentair, Inc.	4,538

		70,004

	Marine — 0.4%
102	Alexander & Baldwin, Inc.	5,135
109	Kirby Corp. (a)	3,824

		8,959

	Media — 2.2%
88	Arbitron, Inc.	4,123
334	Discovery Holding Co., Class A (a)	6,388
200	Dow Jones & Co., Inc.	6,893
108	Lamar Advertising Co., Class A	6,810
33	Liberty Media Holding Corp. - Capital, Class A (a)	3,605
118	Marvel Entertainment, Inc. (a)	3,269
17	McGraw-Hill Cos., Inc. (The)	1,071
151	New York Times Co., Class A	3,553
68	R.H. Donnelley Corp.	4,851
275	Virginia Media Inc,	6,943
1	Washington Post Co. (The), Class B	972

		48,478

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Metals & Mining — 0.6%
27	Allegheny Technologies, Inc.	2,840
137	Newmont Mining Corp.	5,739
222	Worthington Industries, Inc.	4,579

		13,158

	Multi-Utilities — 1.5%
125	Ameren Corp.	6,294
36	Black Hills Corp.	1,333
117	Consolidated Edison, Inc.	5,980
68	Dominion Resources, Inc.	6,061
85	Public Service Enterprise Group, Inc.	7,026
105	Vectren Corp.	3,012
57	Wisconsin Energy Corp.	2,753

		32,459

	Multiline Retail — 0.3%
147	Dollar General Corp.	3,102
158	Saks, Inc.	3,303

		6,405

	Office Electronics — 0.3%
162	Zebra Technologies Corp., Class A (a)	6,248

	Oil, Gas & Consumable Fuels — 5.9%
201	Arch Coal, Inc.	6,179
163	Berry Petroleum Co., Class A	4,997
179	Bill Barrett Corp. (a)	5,787
236	Cheniere Energy, Inc. (a)	7,347
160	Cimarex Energy Co.	5,934
158	Consol Energy, Inc.	6,189
81	Crosstex Energy, Inc.	2,326
189	Encore Acquisition Co. (a)	4,565
313	Energy Partners Ltd. (a)	5,678
106	Evergreen Energy Inc. (a)	693
164	Forest Oil Corp. (a)	5,468
174	Foundation Co. al Holdings, Inc.	5,961
188	Helix Energy Solutions Group, Inc. (a)	7,001
94	Hess Corp.	5,210
77	Holly Corp.	4,566
280	Massey Energy Co.	6,726
143	Murphy Oil Corp.	7,628
152	Peabody Energy Corp.	6,108
520	PetroHawk Energy Corp. (a)	6,844
100	Pogo Producing Co.	4,800
197	Quicksilver Resources, Inc. (a)	7,853
192	Southwestern Energy Co. (a)	7,873
156	W&T Offshore, Inc.	4,503

		130,236

	Paper & Forest Products — 0.3%
179	Louisiana-Pacific Corp.	3,588
74	MeadWestvaco Corp.	2,276
1	Weyerhaeuser Co.	52

		5,916

	Personal Products — 0.4%
235	Avon Products, Inc.	8,774

	Pharmaceuticals — 0.8%
113	Abraxis BioScience, Inc. (a)	3,014
66	Adams Respiratory Therapeutics, Inc. (a)	2,230
60	Allergan, Inc.	6,632
217	Bristol-Myers Squibb Co.	6,036

		17,912

	Real Estate Investment Trusts (REITs) — 0.5%
15	Cousins Properties, Inc.	487
10	Equity Residential	499
27	General Growth Properties, Inc.	1,748
6	Kilroy Realty Corp.	461
46	Maguire Properties, Inc.	1,635

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

142	Potlatch Corp.	6,516

		11,346

	Road & Rail — 0.7%
192	Avis Budget Group, Inc. (a)	5,242
206	Knight Transportation, Inc.	3,662
119	Landstar System, Inc.	5,461
79	Werner Enterprises, Inc.	1,430

		15,795

	Semiconductors & Semiconductor Equipment — 4.2%
403	Advanced Micro Devices, Inc. (a)	5,268
114	Atheros Communications, Inc. (a)	2,719
1,052	Atmel Corp. (a)	5,291
179	ATMI, Inc. (a)	5,464
43	Broadcom Corp., Class A (a)	1,391
132	Cree, Inc. (a)	2,166
461	Cypress Semiconductor Corp. (a)	8,549
328	Intel Corp.	6,280
206	Linear Technology Corp.	6,512
347	Marvell Technology Group Ltd. (Bermuda) (a)	5,829
174	Maxim Integrated Products, Inc.	5,120
216	Microchip Technology, Inc.	7,669
317	Microsemi Corp. (a)	6,605
36	National Semiconductor Corp.	857
964	PMC-Sierra, Inc. (a)	6,755
275	Rambus, Inc. (a)	5,845
136	Silicon Laboratories, Inc. (a)	4,066
412	Spansion, Inc., Class A (a)	5,027

		91,413

	Software — 2.9%
472	Activision, Inc. (a)	8,939
230	Adobe Systems, Inc. (a)	9,582
189	Autodesk, Inc. (a)	7,107
109	Citrix Systems, Inc. (a)	3,503
142	Electronic Arts, Inc. (a)	7,133
114	Intuit, Inc. (a)	3,129
432	Lawson Software, Inc. (a)	3,491
178	NAVTEQ Corp. (a)	6,141
71	Net 1 UEPS Technologies Inc. (South Africa) (a)	1,765
87	Novell, Inc. (a)	632
270	Take-Two Interactive Software, Inc. (a)	5,440
118	Transaction Systems Architects, Inc. (a)	3,811
264	Wind River Systems, Inc. (a)	2,629

		63,302

	Specialty Retail — 4.8%
155	Aaron Rents, Inc.	4,111
48	Barnes & Noble, Inc.	1,894
309	Borders Group, Inc.	6,307
230	CarMax, Inc. (a)	5,646
310	Chico’s FAS, Inc. (a)	7,567
104	Children’s Place Retail Stores, Inc. (The) (a)	5,823
287	Coldwater Creek, Inc. (a)	5,816
39	Guess?, Inc.	1,567
146	Guitar Center, Inc. (a)	6,568
128	J Crew Group, Inc. (a)	5,134
175	O’Reilly Automotive, Inc. (a)	5,802
319	Pacific Sunwear of California, Inc. (a)	6,645
247	Talbots, Inc.	5,841
204	Tiffany & Co.	9,292
138	Tractor Supply Co. (a)	7,110
419	Urban Outfitters, Inc. (a)	11,105
136	Williams-Sonoma, Inc.	4,818
177	Zale Corp. (a)	4,671

		105,717

	Textiles, Apparel & Luxury Goods — 0.9%
174	Coach, Inc. (a)	8,722

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

435	Quiksilver, Inc. (a)	5,041
133	Under Armour, Inc., Class A (a)	6,808

		20,571

	Thrifts & Mortgage Finance — 0.9%
112	Astoria Financial Corp.	2,983
508	Hudson City Bancorp, Inc.	6,947
227	New York Community Bancorp, Inc.	4,001
130	NewAlliance Bancshares, Inc.	2,106
107	People’s Bank	4,751

		20,788

	Trading Companies & Distributors — 0.6%
191	Fastenal Co.	6,708
123	Watsco, Inc.	6,272

		12,980

	Water Utilities — 0.3%
286	Aqua America, Inc.	6,421

	Wireless Telecommunication Services — 0.8%
205	American Tower Corp., Class A (a)	8,004
266	SBA Communications Corp., Class A (a)	7,847
137	Sprint Nextel Corp.	2,590

		18,441

	Total Short Positions - 92.3% (Proceeds $1,891,191)	$2,031,248

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money Market fund is registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(h)	Amount rounds to less than one thousand.
(j)	All or a portion of these securities are segregated for short sales.
(m)	All or portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

JPMorgan Multi-Cap Market Neutral Fund

JPMorgan Multi-Cap Market Neutral Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$355,150
Aggregate gross unrealized depreciation	(39,527)

Net unrealized appreciation/depreciation	$315,623

Federal income tax cost of investments	$1,804,773

JPMorgan Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 98.3%
	Common Stocks — 98.3%
	Aerospace & Defense — 2.1%
324	HEICO Corp.	11,814

	Air Freight & Logistics — 0.7%
158	UTI Worldwide, Inc.	3,885

	Biotechnology — 2.8%
135	BioMarin Pharmaceuticals, Inc. (a)	2,337
225	Keryx Biopharmaceuticals, Inc. (a)	2,368
182	Myriad Genetics, Inc. (a)	6,282
80	Theravance, Inc. (a)	2,372
47	United Therapeutics Corp. (a)	2,549

		15,908

	Capital Markets — 1.8%
48	Affiliated Managers Group, Inc. (a)	5,228
130	Investment Technology Group, Inc. (a)	5,096

		10,324

	Communications Equipment — 1.7%
912	Finisar Corp. (a)	3,191
198	ViaSat, Inc. (a)	6,527

		9,718

	Computers & Peripherals — 0.8%
145	Komag, Inc. (a)	4,761

	Construction Materials — 1.1%
143	Eagle Materials, Inc.	6,371

	Containers & Packaging — 0.5%
638	Intertape Polymer Group, Inc. (Canada) (a)	2,630

	Distributors — 1.0%
261	LKQ Corp. (a)	5,701

	Diversified Consumer Services — 1.4%
560	INVESTools, Inc. (a)	7,779

	Diversified Financial Services — 3.0%
504	Endeavor Acquisition Corp. (a)	5,469
58	International Securities Exchange Holdings, Inc.	2,811
398	Marlin Business Services Corp. (a)	8,700

		16,980

	Diversified Telecommunication Services — 2.9%
141	BigBand Networks, Inc. (a)	2,536
204	Cbeyond, Inc. (a)	5,974
490	Globalstar, Inc. (a)	5,196
97	NeuStar, Inc., Class A (a)	2,770

		16,476

	Electrical Equipment — 2.3%
77	Acuity Brands, Inc.	4,183
167	General Cable Corp. (a)	8,927

		13,110

	Electronic Equipment & Instruments — 1.6%
295	Aeroflex, Inc. (a)	3,876
264	IPG Photonics Corp. (a)	5,077

		8,953

	Energy Equipment & Services — 3.2%
67	Gulf Island Fabrication, Inc.	1,797
185	Hornbeck Offshore Services, Inc. (a)	5,286
115	Oceaneering International, Inc. (a)	4,831
98	Universal Compression Holdings, Inc. (a)	6,630

		18,544

	Food Products — 0.7%
336	SunOpta, Inc. (Canada) (a)	4,001

	Health Care Equipment & Supplies — 7.4%
53	Accuray, Inc. (a)	1,181
163	ArthroCare Corp. (a)	5,880
158	DJO, Inc. (a)	5,994
48	Hologic, Inc. (a)	2,772
108	Inverness Medical Innovations, Inc. (a)	4,724
147	Kyphon, Inc. (a)	6,622
109	Mentor Corp.	5,014
169	NeuroMetrix, Inc. (a)	1,640
291	Northstar Neuroscience, Inc. (a)	3,728
225	Thoratec Corp. (a)	4,705

		42,260

JPMorgan Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Health Care Providers & Services — 5.3%
115	Chemed Corp.	5,616
424	Gentiva Health Services, Inc. (a)	8,542
140	Healthways, Inc. (a)	6,561
95	Psychiatric Solutions, Inc. (a)	3,838
75	Sunrise Senior Living, Inc. (a)	2,978
135	Symbion, Inc. (a)	2,645

		30,180

	Health Care Technology — 0.5%
102	Allscripts Healthcare Solutions, Inc. (a)	2,721

	Hotels, Restaurants & Leisure — 4.3%
73	Chipotle Mexican Grill, Inc., Class A (a)	4,536
107	Gaylord Entertainment Co. (a)	5,652
215	Jamba, Inc. (a)	1,972
72	Orient-Express Hotels Ltd., Class H (Bermuda)	4,328
141	Shuffle Master, Inc. (a)	2,564
139	WMS Industries, Inc. (a)	5,447

		24,499

	Household Durables — 2.0%
653	Champion Enterprises, Inc. (a)	5,746
346	Interface, Inc., Class A	5,534

		11,280

	Insurance — 2.7%
264	Castlepoint Holdings Ltd. (Bermuda)	4,320
91	ProAssurance Corp. (a)	4,647
227	Security Capital Assurance Ltd. (Bermuda)	6,394

		15,361

	Internet & Catalog Retail — 2.9%
189	FTD Group, Inc.	3,131
329	Gaiam, Inc., Class A (a)	5,183
157	priceline.com, Inc. (a)	8,335

		16,649

	Internet Software & Services — 5.1%
145	Bankrate, Inc. (a)	5,096
221	DealerTrack Holdings, Inc. (a)	6,788
109	Digital River, Inc. (a)	6,028
302	Liquidity Services, Inc. (a)	5,115
225	Marchex, Inc., Class B	3,442
144	Switch & Data Facilities Co., Inc. (a)	2,609

		29,078

	IT Services — 5.1%
45	Alliance Data Systems Corp. (a)	2,780
227	Gartner, Inc. (a)	5,444
230	Isilon Systems, Inc. (a)	3,711
100	Syntel, Inc.	3,472
302	VeriFone Holdings, Inc. (a)	11,087
90	Wright Express Corp. (a)	2,733

		29,227

	Leisure Equipment & Products — 0.5%
76	Pool Corp.	2,731

	Life Sciences Tools & Services — 3.9%
88	Covance, Inc.	5,229
416	Enzo Biochem, Inc. (a)	6,276
278	Exelixis, Inc. (a)	2,763
115	Illumina, Inc. (a)	3,359
127	Medivation, Inc. (a)	2,402
153	Nektar Therapeutics (a)	2,000

		22,029

	Machinery — 0.3%
46	Kaydon Corp.	1,951

	Marine — 1.3%
233	American Commercial Lines, Inc. (a)	7,317

	Media — 1.2%
367	Lions Gate Entertainment Corp. (Canada) (a)	4,188
54	Morningstar, Inc. (a)	2,775

		6,963

	Metals & Mining — 1.8%
27	Allegheny Technologies, Inc.	2,832
154	Century Aluminum Co. (a)	7,228

		10,060

	Oil, Gas & Consumable Fuels — 3.4%
181	Bois d’Arc Energy, Inc. (a)	2,401

JPMorgan Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

116	Carrizo Oil & Gas, Inc. (a)	4,043
201	GeoMet, Inc. (a)	1,772
63	Penn Virginia Corp.	4,639
139	World Fuel Services Corp.	6,430

		19,285

	Personal Products — 0.9%
152	Bare Escentuals, Inc. (a)	5,461

	Pharmaceuticals — 2.1%
224	Adams Respiratory Therapeutics, Inc. (a)	7,536
164	Nastech Pharmaceutical Co., Inc. (a)	1,773
194	ViroPharma, Inc. (a)	2,781

		12,090

	Real Estate Investment Trusts (REITs) — 1.0%
365	Resource Capital Corp.	5,893

	Semiconductors & Semiconductor Equipment — 6.1%
819	Applied Micro Circuits Corp. (a)	2,990
141	Diodes, Inc. (a)	4,929
143	FormFactor, Inc. (a)	6,392
112	Hittite Microwave Corp. (a)	4,515
379	Microsemi Corp. (a)	7,896
130	Trident Microsystems, Inc. (a)	2,611
100	Varian Semiconductor Equipment Associates, Inc. (a)	5,317

		34,650

	Software — 5.0%
132	ANSYS, Inc. (a)	6,717
190	Blackboard, Inc. (a)	6,395
296	Epicor Software Corp. (a)	4,120
532	Nuance Communications, Inc. (a)	8,143
167	Sourcefire, Inc. (a)	2,941

		28,316

	Specialty Retail — 4.5%
100	Aeropostale, Inc. (a)	4,037
218	bebe stores, inc.	3,783
360	GameStop Corp., Class A (a)	11,725
144	Hibbett Sports, Inc. (a)	4,108
58	J. Crew Group, Inc. (a)	2,313

		25,966

	Textiles, Apparel & Luxury Goods — 2.5%
69	Heelys, Inc. (a)	2,033
272	Iconix Brand Group, Inc. (a)	5,550
322	Quiksilver, Inc. (a)	3,738
54	Under Armour, Inc., Class A (a)	2,780

		14,101

	Thrifts & Mortgage Finance — 0.9%
82	WSFS Financial Corp.	5,287

	Total Common Stocks
	(Cost $467,412)	560,310

	Short-Term Investment — 1.2%
	Investment Company — 1.2%
6,816	JPMorgan Liquid Assets Money Market Fund (b) (m)
	(Cost $6,816)	6,816

Principal Amount ($)

	Investments of Cash Collateral for Securities on Loan — 25.7%
	Certificates of Deposit — 3.2%
4,999	Bank of New York, FRN, 5.40%, 05/02/08	4,999
9,699	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	9,699
3,499	Calyon, New York, FRN, 5.40%, 03/15/10	3,499

		18,197

	Corporate Notes — 21.9%
3,000	Allstate Life Global Funding II, FRN, 5.30%, 04/30/08	3,000
7,000	Anglo Irish Bank Corp. plc, FRN, 5.36%, 04/30/08	7,000
6,000	BBVA Senior Finance SA, FRN, 5.39%, 03/12/10	6,000
5,000	Berkshire Hathaway Finance Corp., FRN, 5.41%, 01/11/08	5,000
6,995	Beta Finance, Inc., FRN, 5.39%, 02/20/09	6,995
7,300	Caixa Catalunya, FRN, 5.40%, 04/28/08	7,300
6,700	Citigroup Global Markets, Inc., FRN, 5.51%, 04/06/07	6,700
8,500	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	8,500
5,000	First Tennessee Bank, FRN, 5.33%, 04/30/08	5,000
7,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	7,000
3,000	Goldman Sachs Group, Inc., FRN, 5.55%, 03/28/08	3,000
5,000	Goldman Sachs Group, Inc., FRN, 5.60%, 12/28/07	5,000
7,697	HBOS Treasury Services plc, FRN, 5.39%, 04/30/08	7,697
8,998	K2 (USA) LLC, FRN, 5.39%, 02/15/08	8,998

JPMorgan Small Cap Growth Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

5,999	Liberty Lighthouse U.S. Capital, FRN, 5.34%, 02/04/08	5,999
7,250	Metropolitan Life Global Funding, FRN, 5.31%, 04/30/08	7,250
6,000	Monumental Global Funding, FRN, 5.41%, 03/29/10	6,000
1,000	Monumental Global Funding II, FRN, 5.40%, 03/26/10	1,000
3,500	Morgan Stanley, FRN, 5.62%, 04/30/08	3,500
7,000	National Rural Utilities Cooperative Finance Corp., FRN, 5.30%, 04/30/08	7,000
5,000	Pricoa Global Funding I, FRN, 5.31%, 04/30/08	5,000
2,000	Pricoa Global Funding I, FRN, 5.41%, 12/15/09	2,000

		124,939

	Repurchase Agreement — 0.6%
3,341	Banc of America Securities LLC, 5.45%, dated 03/30/06, due 04/02/07, repurchase price $3,343, collateralized by U.S. Government Agency Mortgages	3,341

	Total Investments of Cash Collateral for Securities on Loan (Cost $146,477)	146,477

	Total Investments — 125.2%
	(Cost $620,705)	713,603
	Liabilities in Excess of Other Assets — (25.2)%	(143,511)

	NET ASSETS — 100.0%	$570,092

Percentages indicated are based on net assets.

ABBREVIATIONS:

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.
(m)	All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, when issued securities, delayed delivery securities and reverse repurchase agreements.
FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$115,774
Aggregate gross unrealized depreciation	(22,876)

Net unrealized appreciation/depreciation	$92,898

Federal income tax cost of investments	$620,705

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Long-Term Investments — 95.7%
	Common Stocks — 95.7%
	Aerospace & Defense — 0.7%
45	Cubic Corp.	974
320	Orbital Sciences Corp. (a)	5,997

		6,971

	Air Freight & Logistics — 0.3%
30	Atlas Air Worldwide Holdings, Inc. (a)	1,577
53	Pacer International, Inc.	1,430

		3,007

	Airlines — 0.9%
201	Continental Airlines, Inc., Class B (a)	7,325
211	ExpressJet Holdings, Inc. (a)	1,230

		8,555

	Auto Components — 1.2%
212	ArvinMeritor, Inc.	3,866
287	Modine Manufacturing Co.	6,563
145	Visteon Corp. (a)	1,239

		11,668

	Biotechnology — 0.5%
35	Arena Pharmaceuticals, Inc. (a)	377
25	Cubist Pharmaceuticals, Inc. (a)	558
62	Keryx Biopharmaceuticals, Inc. (a)	652
33	Progenics Pharmaceuticals, Inc. (a)	779
26	Regeneron Pharmaceuticals, Inc. (a)	558
69	Savient Pharmaceuticals, Inc. (a)	834
14	United Therapeutics Corp. (a)	732

		4,490

	Building Products — 0.2%
101	Insteel Industries, Inc.	1,687

	Capital Markets — 0.6%
32	A.G. Edwards, Inc.	2,234
35	Gladstone Capital Corp.	822
66	Investment Technology Group, Inc. (a)	2,587

		5,643

	Chemicals — 2.9%
107	Georgia Gulf Corp.	1,731
205	H.B. Fuller Co.	5,593
97	Pioneer Cos., Inc. (a)	2,692
307	Sensient Technologies Corp.	7,922
216	Spartech Corp.	6,346
104	Stepan Co.	2,741

		27,025

	Commercial Banks — 10.5%
62	1st Source Corp.	1,628
34	AMCORE Financial, Inc.	1,089
46	BancFirst Corp.	2,141
138	Bank of Hawaii Corp.	7,297
17	Camden National Corp.	751
101	City Holding Co.	4,081
132	Commerce Bancshares, Inc.	6,374
74	Community Bank System, Inc.	1,552
70	Community Trust Bancorp, Inc.	2,522
73	Cullen/Frost Bankers, Inc.	3,825
8	Farmers Capital Bank Corp.	229
5	First Citizens BancShares, Inc., Class A	1,085
24	First Community Bancshares, Inc.	944
13	First Financial Bankshares, Inc.	560
19	First Indiana Corp.	419
30	First State Bancorp	679
231	FirstMerit Corp.	4,866
27	FNB Corp.	982
1	Fulton Financial Corp.	13
14	Great Southern Bancorp, Inc.	404
363	Greater Bay Bancorp	9,769
41	Heartland Financial USA, Inc.	1,102
14	Horizon Financial Corp.	315
28	Integra Bank Corp.	615
58	Lakeland Bancorp, Inc.	785
15	Lakeland Financial Corp.	345
40	MB Financial, Inc.	1,455
77	Mercantile Bank Corp.	2,504
26	Mid-State Bancshares	950
20	Old National Bancorp	356
63	Pacific Capital Bancorp	2,036
19	PremierWest Bancorp	254

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

71	Provident Bankshares Corp.	2,336
89	R&G Financial Corp., Class B (a)	444
11	Santander BanCorp	199
11	SCBT Financial Corp.	400
58	Simmons First National Corp., Class A	1,753
30	Southwest Bancorp, Inc.	763
10	Suffolk Bancorp	320
96	Susquehanna Bancshares, Inc.	2,219
17	Taylor Capital Group, Inc.	585
254	TCF Financial Corp.	6,696
8	Tompkins Trustco, Inc.	340
272	UMB Financial Corp.	10,259
81	Umpqua Holdings Corp.	2,176
25	Virginia Financial Group, Inc.	654
213	W Holding Co., Inc.	1,066
92	Washington Trust Bancorp, Inc.	2,469
32	Westamerica Bancorp	1,561
117	Whitney Holding Corp.	3,581

		99,748

	Commercial Services & Supplies — 2.8%
43	Central Parking Corp.	947
83	CompX International, Inc.	1,331
31	Deluxe Corp.	1,046
137	GEO Group, Inc. (The) (a)	6,211
88	HNI Corp.	4,051
739	Spherion Corp. (a)	6,516
237	Standard Register Co. (The)	3,003
52	United Stationers, Inc. (a)	3,098

		26,203

	Communications Equipment — 1.6%
37	Bel Fuse, Inc., Class B	1,422
83	Black Box Corp.	3,022
74	Carrier Access Corp. (a)	379
80	CommScope, Inc. (a)	3,449
247	Inter-Tel, Inc.	5,837
151	UTStarcom, Inc. (a)	1,249

		15,358

	Computers & Peripherals — 1.0%
243	Electronics for Imaging, Inc. (a)	5,701
102	Emulex Corp. (a)	1,865
52	Imation Corp.	2,092

		9,658

	Construction & Engineering — 1.3%
123	EMCOR Group, Inc. (a)	7,272
57	Quanta Services, Inc. (a)	1,443
56	Washington Group International, Inc. (a)	3,693

		12,408

	Construction Materials — 0.1%
41	Headwaters, Inc. (a)	889

	Consumer Finance — 2.1%
312	AmeriCredit Corp. (a)	7,139
13	Credit Acceptance Corp. (a)	344
137	Dollar Financial Corp. (a)	3,469
221	World Acceptance Corp. (a)	8,833

		19,785

	Containers & Packaging — 1.3%
322	Graphic Packaging Corp. (a)	1,527
142	Myers Industries, Inc.	2,645
144	Silgan Holdings, Inc.	7,360
50	Smurfit-Stone Container Corp. (a)	563

		12,095

	Diversified Consumer Services — 0.5%
76	Jackson Hewitt Tax Service, Inc.	2,458
248	Stewart Enterprises, Inc., Class A	1,995

		4,453

	Diversified Financial Services — 0.2%
80	Marlin Business Services Corp. (a)	1,753

	Diversified Telecommunication Services — 0.6%
52	CenturyTel, Inc.	2,368
71	Citizens Communications Co.	1,055
37	Consolidated Communications Holdings, Inc.	744
63	North Pittsburgh Systems, Inc.	1,363

		5,530

	Electric Utilities — 0.9%
222	El Paso Electric Co. (a)	5,860
15	Great Plains Energy, Inc.	487
76	IDACORP, Inc.	2,572

		8,919

	Electrical Equipment — 0.7%
85	Acuity Brands, Inc. (m)	4,638
97	LSI Industries, Inc.	1,627

		6,265

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Electronic Equipment & Instruments — 2.5%
130	Agilysys, Inc.	2,910
80	CalAmp Corp. (a)	689
116	Cognex Corp.	2,512
163	Coherent, Inc. (a)	5,174
184	CTS Corp.	2,546
185	KEMET Corp. (a)	1,417
152	Park Electrochemical Corp.	4,125
80	Paxar Corp. (a)	2,290
59	Tech Data Corp. (a)	2,116

		23,779

	Energy Equipment & Services — 1.1%
38	GulfMark Offshore, Inc. (a)	1,645
71	Helmerich & Payne, Inc.	2,148
12	TODCO (a)	500
167	Trico Marine Services, Inc. (a)	6,219

		10,512

	Food & Staples Retailing — 0.6%
55	Nash Finch Co.	1,892
50	Pantry, Inc. (The) (a)	2,256
28	Weis Markets, Inc.	1,252

		5,400

	Food Products — 0.8%
175	Reddy Ice Holdings, Inc.	5,275
1	Seaboard Corp.	2,486

		7,761

	Gas Utilities — 1.4%
264	Nicor, Inc.	12,802
18	ONEOK, Inc.	824

		13,626

	Health Care Equipment & Supplies — 1.0%
38	Advanced Medical Optics, Inc. (a)	1,414
59	Datascope Corp.	2,150
29	DJO, Inc. (a)	1,099
47	HealthTronics, Inc. (a)	251
178	STERIS Corp.	4,717

		9,631

	Health Care Providers & Services — 2.0%
306	Gentiva Health Services, Inc. (a)	6,178
82	Healthways, Inc. (a)	3,824
129	Magellan Health Services, Inc. (a)	5,414
69	Manor Care, Inc.	3,724

		19,140

	Health Care Technology — 0.1%
25	Merge Technologies, Inc. (a)	122
61	Trizetto Group (a)	1,225

		1,347

	Hotels, Restaurants & Leisure — 1.2%
52	Domino’s Pizza, Inc.	1,695
113	Dover Downs Gaming & Entertainment, Inc.	1,454
101	Jack in the Box, Inc. (a)	6,968
120	Luby’s, Inc. (a)	1,176

		11,293

	Household Durables — 1.0%
236	American Greetings Corp., Class A	5,482
67	Blyth, Inc.	1,404
40	Kimball International, Inc., Class B	773
92	Stanley Furniture Co., Inc.	1,920

		9,579

	Industrial Conglomerates — 0.8%
104	Teleflex, Inc.	7,107

	Insurance — 3.9%
49	Affirmative Insurance Holdings, Inc.	844
165	Alfa Corp.	3,040
104	Crawford & Co., Class B	603
163	Delphi Financial Group, Inc.	6,551
17	FBL Financial Group, Inc., Class A	669
34	Great American Financial Resources, Inc.	823
180	Harleysville Group, Inc.	5,838
247	Horace Mann Educators Corp.	5,070
10	James River Group, Inc.	310
67	LandAmerica Financial Group, Inc.	4,959
48	ProAssurance Corp. (a)	2,430
76	Protective Life Corp.	3,334
48	StanCorp Financial Group, Inc.	2,370

		36,841

	Internet Software & Services — 0.7%
282	SonicWALL, Inc. (a)	2,357
296	United Online, Inc.	4,156

		6,513

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	IT Services — 2.4%
203	Acxiom Corp.	4,340
495	BISYS Group, Inc. (The) (a)	5,675
206	CSG Systems International, Inc. (a)	5,161
112	infoUSA, Inc.	1,073
113	SYKES Enterprises, Inc. (a)	2,056
568	Unisys Corp. (a)	4,787

		23,092

	Leisure Equipment & Products — 0.5%
114	Hasbro, Inc.	3,254
58	Steinway Musical Instruments, Inc.	1,869

		5,123

	Life Sciences Tools & Services — 0.3%
102	Exelixis, Inc. (a)	1,015
22	Illumina, Inc. (a)	656
21	Medivation, Inc. (a)	390
42	Nektar Therapeutics (a)	554

		2,615

	Machinery — 3.6%
166	AGCO Corp. (a) (m)	6,144
64	CIRCOR International, Inc.	2,299
10	Flowserve Corp.	561
13	NACCO Industries, Inc., Class A	1,800
17	Tennant Co.	532
204	Terex Corp. (a)	14,639
39	Valmont Industries, Inc.	2,226
175	Westinghouse Air Brake Technologies Corp.	6,050

		34,251

	Media — 2.6%
360	Belo Corp., Class A	6,721
159	Cumulus Media, Inc., Class A (a)	1,494
123	John Wiley & Sons, Inc., Class A	4,652
312	Marvel Entertainment, Inc. (a)	8,644
139	Sinclair Broadcast Group, Inc., Class A	2,145
204	Westwood One, Inc.	1,399

		25,055

	Metals & Mining — 2.2%
103	Chaparral Steel Co.	5,980
100	Cleveland-Cliffs, Inc.	6,369
57	Quanex Corp.	2,429
150	Steel Dynamics, Inc.	6,497

		21,275

	Multi-Utilities — 2.4%
253	Avista Corp.	6,118
378	CenterPoint Energy, Inc.	6,787
45	NorthWestern Corp.	1,594
198	Puget Energy, Inc.	5,087
100	Vectren Corp.	2,869

		22,455

	Multiline Retail — 2.0%
381	Big Lots, Inc. (a)	11,905
245	Retail Ventures, Inc. (a)	5,155
102	Saks, Inc.	2,130

		19,190

	Oil, Gas & Consumable Fuels — 3.0%
69	Forest Oil Corp. (a)	2,289
85	Harvest Natural Resources, Inc. (a)	823
91	Holly Corp.	5,384
177	Houston Exploration Co. (a)	9,544
141	Mariner Energy, Inc. (a)	2,697
122	Meridian Resource Corp. (a)	294
82	Swift Energy Co. (a)	3,421
18	Tesoro Corp.	1,778
161	USEC, Inc. (a)	2,611

		28,841

	Paper & Forest Products — 0.7%
156	Neenah Paper, Inc.	6,184

	Personal Products — 1.4%
66	Chattem, Inc. (a)	3,867
107	NBTY, Inc. (a)	5,670
280	Playtex Products, Inc. (a)	3,805

		13,342

	Pharmaceuticals — 0.7%
79	Adams Respiratory Therapeutics, Inc. (a)	2,664
78	Adolor Corp. (a)	678
60	Alpharma, Inc., Class A	1,440
31	Auxilium Pharmaceuticals, Inc. (a)	452
75	Cypress Bioscience, Inc. (a)	573
47	ViroPharma, Inc. (a)	679

		6,486

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Real Estate Investment Trusts (REITs) — 10.8%
121	Annaly Capital Management, Inc.	1,867
314	Anworth Mortgage Asset Corp.	3,063
101	Apartment Investment & Management Co.	5,804
99	Brandywine Realty Trust	3,291
200	Cousins Properties, Inc.	6,575
362	Equity Inns, Inc.	5,921
102	Equity Lifestyle Properties, Inc.	5,514
127	Home Properties, Inc.	6,696
576	Innkeepers USA Trust	9,371
60	LaSalle Hotel Properties	2,763
333	Lexington Realty Trust	7,043
58	Longview Fibre Co.	1,431
415	MFA Mortgage Investments, Inc.	3,197
9	Pennsylvania Real Estate Investment Trust	377
106	PS Business Parks, Inc.	7,447
166	Ramco-Gershenson Properties Trust	5,931
422	Sunstone Hotel Investors, Inc.	11,501
114	Taubman Centers, Inc.	6,588
64	Universal Health Realty Income Trust	2,288
411	Winston Hotels, Inc.	6,173

		102,841

	Road & Rail — 1.1%
43	Arkansas Best Corp.	1,532
237	Laidlaw International, Inc.	8,207
25	Saia, Inc. (a)	589

		10,328

	Semiconductors & Semiconductor Equipment — 2.2%
446	Asyst Technologies, Inc. (a)	3,135
164	Axcelis Technologies, Inc. (a)	1,256
512	Cirrus Logic, Inc. (a)	3,918
65	Cohu, Inc.	1,220
110	Fairchild Semiconductor International, Inc. (a)	1,841
408	Lattice Semiconductor Corp. (a)	2,387
296	Mattson Technology, Inc. (a)	2,697
260	OmniVision Technologies, Inc. (a)	3,363
177	TriQuint Semiconductor, Inc. (a)	884

		20,701

	Software — 3.6%
178	Altiris, Inc. (a)	5,861
70	Ansoft Corp. (a)	2,224
290	Aspen Technology, Inc. (a)	3,767
150	BMC Software, Inc. (a)	4,612
362	EPIQ Systems, Inc. (a)	7,382
12	Fair Isaac Corp.	449
109	Magma Design Automation, Inc. (a)	1,301
27	MicroStrategy, Inc., Class A (a)	3,463
239	Parametric Technology Corp. (a)	4,567
28	Progress Software Corp. (a)	871

		34,497

	Specialty Retail — 3.9%
42	Barnes & Noble, Inc.	1,661
455	CSK Auto Corp. (a)	7,831
181	GameStop Corp., Class A (a)	5,882
62	OfficeMax, Inc.	3,275
353	Payless ShoeSource, Inc. (a)	11,706
55	Shoe Carnival, Inc. (a)	1,828
218	Talbots, Inc.	5,159

		37,342

	Textiles, Apparel & Luxury Goods — 1.2%
336	Kellwood Co.	9,849
21	Weyco Group, Inc.	543
23	Wolverine World Wide, Inc.	646

		11,038

	Thrifts & Mortgage Finance — 2.1%
278	Astoria Financial Corp.	7,387
84	Corus Bankshares, Inc.	1,424
151	Federal Agricultural Mortgage Corp., Class C	4,102
15	First Financial Holdings, Inc.	519
177	First Niagara Financial Group, Inc.	2,455
56	FirstFed Financial Corp. (a)	3,160
12	OceanFirst Financial Corp.	206
15	WSFS Financial Corp.	961

		20,214

	Tobacco — 0.2%
207	Alliance One International, Inc. (a)	1,911

	Trading Companies & Distributors — 0.4%
118	Applied Industrial Technologies, Inc.	2,889
83	BlueLinx Holdings, Inc.	867

		3,756

	Wireless Telecommunication Services — 0.4%
453	Dobson Communications Corp., Class A (a)	3,890

	Total Common Stocks (Cost $706,832)	909,066

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Shares	Security Description	Value ($)

	Short-Term Investments — 4.0%
	Investment Company — 3.8%
36,026	JPMorgan Liquid Assets Money Market Fund (b) (m)	36,026

Principal Amount ($)

	U.S. Treasury Obligation — 0.2%
1,735	U.S. Treasury Note, 4.94%, 11/30/07 (k) (m) (n)	1,726

	Total Short-Term Investments (Cost $37,753)	37,752

	Investments of Cash Collateral for Securities on Loan — 21.5%
	Certificates of Deposit — 5.2%
9,000	Barclays plc, New York, 5.33%, 04/02/07	9,000
4,998	Calyon, New York, FRN, 5.40%, 03/15/10	4,998
12,899	Canadian Imperial Bank, New York, FRN, 5.37%, 02/14/08	12,899
12,000	Natexis Banques Populaires, New York, FRN, 5.37%, 01/28/08	12,000
10,000	Sun Trust Bank, Atlanta, FRN, 5.31%, 06/28/07	10,000

		48,897

	Corporate Notes — 15.5%
2,000	Allstate Life Global Funding, FRN, 5.32%, 04/30/08	2,000
9,000	BBVA Senior Finance S.A., FRN, 5.39%, 03/12/10	9,000
5,000	Berkshire Hathaway Finance, FRN, 5.41%, 01/11/08	5,000
	Beta Finance, Inc.,
6,750	FRN, 5.37%, 01/15/08	6,750
3,997	FRN, 5.39%, 02/20/09	3,997
8,000	CC U.S.A., Inc., FRN, 5.37%, 01/25/08	8,000
12,000	Dorada Finance, Inc., FRN, 5.37%, 01/14/08	12,000
2,000	Fifth Third Bancorp, FRN, 5.32%, 04/30/08	2,000
10,000	General Electric Capital Corp., FRN, 5.40%, 03/12/10	10,000
	Goldman Sachs Group, Inc.,
4,000	FRN, 5.55%, 03/28/08	4,000
5,000	FRN, 5.60%, 12/28/07	5,000
1,520	HBOS Treasury Services plc, FRN, 5.39%, 04/30/08	1,520
2,499	K2 (USA) LLC, FRN, 5.39%, 02/15/08	2,499
10,000	Macquarie Bank Ltd., FRN, 5.33%, 04/30/08	10,000
8,500	Metropolitan Life Global Funding, FRN, 5.31%, 04/30/08	8,500
10,050	Monumental Global Funding, FRN, 5.41%, 03/29/10	10,050
500	Monumental Global Funding II, FRN, 5.40%, 03/26/10	500
4,500	Morgan Stanley, FRN, 5.62%, 04/30/08	4,500
9,999	National City Bank, Cleveland, FRN, 5.33%, 10/04/07	9,999
	Pricoa Global Funding I,
5,000	FRN, 5.31%, 04/30/08	5,000
5,000	FRN, 5.41%, 12/15/09	5,000
11,997	Sigma Finance, Inc., FRN, 5.39%, 02/27/08	11,997
10,000	Wachovia Bank N.A, FRN, 5.36%, 02/23/09	10,000

		147,312

	Repurchase Agreement — 0.8%
8,014	Banc of America Securities LLC, 5.48%, dated 03/30/07, due 04/02/07, repurchase price $8,017, collateralized by U.S. Government Agency Mortgages	8,014

JPMorgan Small Cap Value Fund

Schedule of Portfolio Investments
As of March 31, 2007 (Unaudited) (continued)
(Amounts in thousands)

Principal Amount ($)	Security Description	Value ($)

	Total Investments of Cash Collateral for Securities on Loan (Cost $204,223)	204,223

	Total Investments — 121.2% (Cost $948,808)	1,151,041

	Liabilities in Excess of Other Assets — 21.2%	(201,265)

	NET ASSETS — 100.0%	$949,776

Percentages indicated are based on net assets.

Futures Contracts
(Amounts in thousands, except number of contracts)

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT 03/31/07 (USD)	UNREALIZED APPRECIATION (USD)

	Long Futures Outstanding
90	Russell 2000 Index	June, 2007	$36,360	$1,132

ABBREVIATIONS:

(a)	Non-income producing security.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by JPMorgan Investment Advisors Inc.

(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.

(m)

All or a portion of this security is segregated for current or potential holdings of futures, swaps, options, TBA, when-issued securities, delayed delivery securities, and reverse repurchase agreements.

(n)	The rate shown is the effective yield at the date of purchase.

FRN	Floating Rate Note. The rate shown is the rate in effect as of March 31, 2007.
USD	United States Dollar

As of March 31, 2007, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$222,538
Aggregate gross unrealized depreciation	(20,305)

Net unrealized appreciation/depreciation	$202,233

Federal income tax cost of investments	$948,808

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust II

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 25, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/

George C. W. Gatch
President and Principal Executive Officer
May 25, 2007

By:	/s/

Stephanie J. Dorsey
Treasurer and Principal Financial Officer
May 25, 2007